UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6337

                              ACCESSOR FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                           1420 Fifth Ave, Suite 3600
                                Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. Anthony Whatley III
                           1420 Fifth Ave, Suite 3600
                                Seattle, WA 98101
                     (Name and address of agent for service)

                          Copies of all communications,
                    including all communications sent to the
                      agent for service, should be sent to:
                                Timothy W. Levin
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 206-224-7420

                      DATE OF FISCAL YEAR END: DECEMBER 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
[GRAPHIC]                      ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
         UNAUDITED                                         JUNE 30, 2008
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity
                                  Total Return
                             Strategic Alternatives

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                        Limited Duration U.S. Government
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders ...............................................     1

Sector Allocation and Top 10 Holdings ....................................     2

Understanding Fund Expenses ..............................................     8

Schedule of Investments
   Growth Fund ...........................................................    12
   Value Fund ............................................................    16
   Small to Mid Cap Fund .................................................    21
   International Equity Fund .............................................    33
   Total Return Fund .....................................................    37
   Strategic Alternatives Fund ...........................................    39
   High Yield Bond Fund ..................................................    41
   Intermediate Fixed-Income Fund ........................................    45
   Short-Intermediate Fixed-Income Fund ..................................    49
   Mortgage Securities Fund ..............................................    53
   Limited Duration U.S. Government Fund .................................    58
   U.S. Government Money Fund ............................................    60
   Accessor Income Allocation Fund .......................................    62
   Accessor Income & Growth Allocation Fund ..............................    63
   Accessor Balanced Allocation Fund .....................................    64
   Accessor Growth & Income Allocation Fund ..............................    65
   Accessor Growth Allocation Fund .......................................    66
   Accessor Aggressive Growth Allocation Fund ............................    67

Statements of Assets & Liabilities .......................................    68

Statements of Operations .................................................    74

Statements of Changes in Net Assets ......................................    79

Statement of Cash Flow ...................................................    88

Notes to Financial Statements ............................................    89

Financial Highlights .....................................................   114

Board Approval of Investment Advisory Agreements .........................   147

Shareholder Voting Results ...............................................   150

Additional Fund Information ..............................................   160

--------------------------------------------------------------------------------
                                      ~ i ~

================================================================================
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the 2008 Semi-Annual Report for the Accessor Funds. Our mission is to provide an institutional investment solution to investors of all sizes. Towards that end, I would like to share some news. On June 2, 2008, Accessor Capital Management LP ("Accessor Capital"), which serves as the investment adviser and transfer agent to Accessor Funds, entered into a definitive agreement with Forward Management LLC ("Forward Management"), to acquire the business of Accessor Capital. In connection with the transaction, we anticipate that the Accessor Funds will reorganize into a newly-formed series of Forward Funds. Forward Management will serve as the investment advisor and transfer agent. We expect that the combination of Accessor Capital and Forward Management will enhance the quality and scope of services that we currently provide, and we do not expect the transaction will in any way impede our ability to continue to deliver those services to you.

The transaction is expected to close on August 31, 2008 and, upon closing, the business of Accessor Capital will be carried out by Forward Management and each Accessor Fund will be succeeded by a corresponding Forward Fund effective September 1. We expect that the Accessor Funds will continue to provide access to the same elite-caliber investment managers that are constantly monitored. The Accessor Funds are delivered through trusted advisors, such as bank trust departments, broker dealers and independent investment advisors throughout the United States. We continue to encourage investors to work with someone you trust and to make a plan and stick to it. It's helpful to work with someone who will take a disciplined, long-term approach to investing.

The year 2008 has so far proved to be a challenging one in all major investment markets due primarily to the weakening U.S. currency and U.S. economy. The biggest gains during the year were seen in international stocks on the equity side and by mortgage securities on the fixed-income side. In all market scenarios, we believe the benefits of diversification are enormous. Of particular note, the Accessor Allocation Funds provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single investment.

To learn more about the Accessor Funds, we invite you to visit our web site, www.accessor.com, where information is updated regularly and quickly. Thank you for your confidence and investment in the Accessor Funds and please feel free to contact us if you have any questions. As always, we look forward to working with you and your trusted advisor in the future.

Sincerely yours,

/s/ J. Anthony Whatley

J. Anthony Whatley
President & CEO

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                      1

--------------------------------------------------------------------------------
[GRAPHIC]                          GROWTH FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Information Technology .................................................   26.3%
Energy .................................................................   25.7%
Health Care ............................................................   13.6%
Consumer Staples .......................................................    9.2%
Consumer Discretionary .................................................    8.8%
Industrials ............................................................    7.4%
Financials .............................................................    4.8%
Materials ..............................................................    3.9%
Others .................................................................    0.3%

--------------------------------------------------------------------------------
                    TOP TEN EQUITY HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

Exxon Mobil ............................................................    8.2%
Microsoft ..............................................................    4.0%
Johnson & Johnson ......................................................    3.2%
ConocoPhillips .........................................................    3.1%
Apple Computer .........................................................    2.7%
ChevronTexaco ..........................................................    2.4%
Hewlett-Packard ........................................................    2.1%
Procter & Gamble .......................................................    2.1%
Schlumberger ...........................................................    2.0%
Cisco Systems ..........................................................    1.9%

--------------------------------------------------------------------------------
[GRAPHIC]                          VALUE FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Financials .............................................................   21.2%
Industrials ............................................................   13.8%
Consumer Discretionary .................................................   11.2%
Consumer Staples .......................................................   10.8%
Health Care ............................................................    8.6%
Energy .................................................................    8.4%
Telecommunication Services .............................................    6.9%
Materials ..............................................................    4.9%
Others .................................................................    4.8%
Information Technology .................................................    4.7%
Utilities ..............................................................    4.7%

--------------------------------------------------------------------------------
                    TOP TEN EQUITY HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

Pfizer .................................................................    5.2%
ChevronTexaco ..........................................................    4.8%
AT&T ...................................................................    4.0%
FirstEnergy ............................................................    3.3%
CSX ....................................................................    2.8%
State Street ...........................................................    2.8%
Safeway ................................................................    2.7%
ACE ....................................................................    2.6%
General Electric .......................................................    2.4%
L-3 Communications Holdings ............................................    2.3%

--------------------------------------------------------------------------------
[GRAPHIC]                     SMALL TO MID CAP FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Industrials ............................................................   17.3%
Financials .............................................................   17.2%
Energy .................................................................   14.8%
Information Technology .................................................   13.1%
Health Care ............................................................   12.1%
Utilities ..............................................................    8.0%
Consumer Discretionary .................................................    6.3%
Materials ..............................................................    6.2%
Others .................................................................    2.3%
Consumer Staples .......................................................    2.3%
Telecommunication Services .............................................    0.4%

--------------------------------------------------------------------------------
                    TOP TEN EQUITY HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

Berkshire Hathaway .....................................................    4.1%
Equitable Resources ....................................................    1.3%
Energen ................................................................    1.2%
NCR ....................................................................    1.0%
Covance ................................................................    1.0%
Questar ................................................................    0.9%
Bunge Ltd. .............................................................    0.9%
Cullen .................................................................    0.9%
Owens-Illinois .........................................................    0.9%
Newfield Exploration ...................................................    0.9%

--------------------------------------------------------------------------------
(1) Percentages are based on net assets of the Fund as of June 30, 2008.

--------------------------------------------------------------------------------
2                 SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
[GRAPHIC]                   INTERNATIONAL EQUITY FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                        COUNTRY ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Japan ..................................................................   11.8%
Italy ..................................................................   11.6%
France .................................................................    7.9%
Switzerland ............................................................    7.3%
Germany ................................................................    6.7%
Great Britain ..........................................................    6.7%
Spain ..................................................................    5.5%
Hong Kong ..............................................................    4.8%
Brazil .................................................................    4.2%
Others .................................................................   33.5%

--------------------------------------------------------------------------------
                    TOP TEN EQUITY HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

Royal Dutch Shell PLC ..................................................    2.5%
Total SA ...............................................................    2.4%
UniCredito Italiano SpA ................................................    2.2%
KazMunaiGas Exploration Production .....................................    2.2%
Societe Generale .......................................................    2.1%
Danieli & Co. SpA ......................................................    2.0%
Banco Santander SA .....................................................    1.9%
Roche Holding AG .......................................................    1.9%
Japan Tobacco ..........................................................    1.9%
Telefonica SA ..........................................................    1.8%

--------------------------------------------------------------------------------
[GRAPHIC]                       TOTAL RETURN FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Exchange Traded Funds ..................................................   78.0%
Materials ..............................................................    5.3%
Consumer Staples .......................................................    4.0%
Industrials ............................................................    3.9%
Energy .................................................................    2.4%
Health Care ............................................................    2.1%
Financials .............................................................    1.2%
Consumer Discretionary .................................................    1.1%
Telecommunication Services .............................................    1.0%
Information Technology .................................................    1.0%

--------------------------------------------------------------------------------
                        TOP TEN HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

PowerShares Dynamic Mid Cap Growth Portfolio ...........................   17.0%
iShares S&P MidCap 400 Growth Index Fund ...............................   15.5%
SPDR Trust Series 1 ....................................................   10.1%
Ultra S&P500 ProShares .................................................    9.9%
Rydex S&P 500 Pure Growth ..............................................    7.9%
Rydex S&P Midcap 400 Pure Growth .......................................    5.4%
Rydex Russell Top 50 ...................................................    5.0%
Praxair ................................................................    2.8%
Sysco ..................................................................    2.5%
El Du Pont de Nemours ..................................................    2.4%

--------------------------------------------------------------------------------
[GRAPHIC]                  STRATEGIC ALTERNATIVES FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Exchange Traded Funds ..................................................   50.5%
Exchange Traded Note ...................................................   16.9%
U.S. Government ........................................................   16.2%
Investment Company .....................................................    9.3%
Structured Note ........................................................    5.3%
Other ..................................................................    1.8%

--------------------------------------------------------------------------------
                        TOP TEN HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

iPath Optimized Currency Carry .........................................   17.4%
iShares Cohen & Steers Realty Majors Index Fund ........................   14.7%
SPDR DJ Wilshire International Real Estate .............................   11.6%
Accessor U.S. Government Money .........................................    9.5%
FFCB ...................................................................    8.7%
Svensk Exportkredit AB MTN .............................................    7.1%
FHLB ...................................................................    6.9%
Lehman Brothers ........................................................    5.5%
Barclays Asian and Gulf Currency Revaluation Note ......................    5.0%
Market Vectors Coal Index ..............................................    2.9%

--------------------------------------------------------------------------------
(1) Percentages are based on net assets of the Fund as of June 30, 2008.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                      3

--------------------------------------------------------------------------------
[GRAPHIC]                     HIGH YIELD BOND FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Others .................................................................   41.4%
Consumer Discretionary .................................................   12.7%
Energy .................................................................   11.7%
Health Care ............................................................    6.4%
Utilities ..............................................................    6.4%
Telecommunication Services .............................................    4.8%
Information Technology .................................................    4.8%
Industrials ............................................................    4.3%
Materials ..............................................................    3.4%
Financials .............................................................    3.0%
Consumer Staples .......................................................    1.1%

--------------------------------------------------------------------------------
                        TOP TEN HOLDINGS AS OF 6/30/08(1)
--------------------------------------------------------------------------------

AMR HoldCo .............................................................    1.5%
PSEG Energy Holdings LLC ...............................................    1.5%
Aquila .................................................................    1.4%
Allied Waste ...........................................................    1.4%
NewPage ................................................................    1.4%
Community Health Systems ...............................................    1.4%
CIE Generale Geophysique ...............................................    1.4%
Ryerson ................................................................    1.4%
Sanmina-SCI ............................................................    1.4%
AES ....................................................................    1.4%

--------------------------------------------------------------------------------
[GRAPHIC]                INTERMEDIATE FIXED-INCOME FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) ......................................   39.9%
Corporate Issues .......................................................   24.9%
Treasuries .............................................................   13.6%
Other ..................................................................   11.6%
Asset Backed ...........................................................    5.9%
Agency .................................................................    2.3%
Pass Thru ..............................................................    1.8%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/08
--------------------------------------------------------------------------------

U.S. Government & Agency ...............................................   50.8%
AAA ....................................................................    8.1%
AA .....................................................................    5.6%
A ......................................................................   15.0%
A1 .....................................................................   12.7%
BBB ....................................................................    4.8%
BB .....................................................................    2.2%
B ......................................................................    0.3%
CCC ....................................................................    0.5%
CC .....................................................................    0.0%
NR .....................................................................    0.0%
Average Credit Quality .................................................      A+

--------------------------------------------------------------------------------
[GRAPHIC]             SHORT-INTERMEDIATE FIXED-INCOME FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) ......................................   54.2%
Corporate Issues .......................................................   20.6%
Asset Backed ...........................................................   12.3%
Agency .................................................................   10.3%
Pass Thru ..............................................................    2.6%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/08
--------------------------------------------------------------------------------

U.S. Government & Agency ...............................................   61.1%
AAA ....................................................................   18.8%
AA .....................................................................    0.6%
A ......................................................................   16.3%
BBB ....................................................................    1.3%
BB .....................................................................    1.8%
CCC ....................................................................    0.1%
CC .....................................................................    0.0%
Average Credit Quality .................................................     AA-

--------------------------------------------------------------------------------
(1) Percentages are based on net assets of the Fund as of June 30, 2008.

--------------------------------------------------------------------------------
4                 SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
[GRAPHIC]                   MORTGAGE SECURITIES FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) ......................................   88.1%
Agency .................................................................    8.9%
Other ..................................................................    2.1%
Asset Backed ...........................................................    0.9%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/08
--------------------------------------------------------------------------------

U.S. Government & Agency ...............................................   76.7%
AAA ....................................................................   23.3%
Average Credit Quality ..........................................   Govt. Equiv.

--------------------------------------------------------------------------------
[GRAPHIC]              LIMITED DURATION U.S. GOVERNMENT FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) ......................................   51.8%
Agency .................................................................   33.0%
Other ..................................................................   15.2%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/08
--------------------------------------------------------------------------------

U.S. Government & Agency ..............................................   100.0%
Average Credit Quality ..........................................   Govt. Equiv.

--------------------------------------------------------------------------------
[GRAPHIC]                  U.S. GOVERNMENT MONEY FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

Agency .................................................................   71.3%
Other ..................................................................   14.8%
CMBS (Commercial-Mortgage Backed) ......................................   13.9%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/08
--------------------------------------------------------------------------------

U.S. Government & Agency ..............................................   100.0%
Average Credit Quality ..........................................   Govt. Equiv.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                      5

--------------------------------------------------------------------------------
[GRAPHIC]                    INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            FIXED-INCOME FUNDS                                                                        ACTUAL ALLOCATION
[GRAPHIC]   HIGH YIELD BOND - First Western                               104            21.0%          BASED ON TOTAL
[GRAPHIC]   INTERMEDIATE FIXED - PIMCO                                    110            26.3%           INVESTMENTS
[GRAPHIC]   SHORT-INT FIXED - PIMCO                                        91            19.1%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                           164            24.1%           [PIE CHART]
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                          36             9.5%
            -------------------------------------------------------------------------------------         EQUITY 0%
            TOTAL                                                         505           100.0%        FIXED-INCOME 100%

--------------------------------------------------------------------------------
[GRAPHIC]                INCOME & GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - Smith Asset Mgmt                                       99            6.9%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                     131            6.4%
[GRAPHIC]   SMALL TO MID CAP - LA Capital Mgmt                             497            3.8%        ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104            8.7%
[GRAPHIC]   STRATEGIC ALTERNATIVES - Accessor Capital                       16            9.9%           [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 35%
[GRAPHIC]   HIGH YIELD BOND - First Western                                104           12.6%         FIXED-INCOME 65%
[GRAPHIC]   INTERMEDIATE FIXED - PIMCO                                     110           15.9%
[GRAPHIC]   SHORT-INT FIXED - PIMCO                                         91           11.6%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            164           15.3%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           36            8.9%
            -------------------------------------------------------------------------------------
            TOTAL                                                        1,352          100.0%

--------------------------------------------------------------------------------
[GRAPHIC]                   BALANCED ALLOCATION FUND
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - Smith Asset Mgmt                                       99           11.9%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                     131           11.2%
[GRAPHIC]   SMALL TO MID CAP - LA Capital Mgmt                             497            5.4%        ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104           14.6%
[GRAPHIC]   STRATEGIC ALTERNATIVES - Accessor Capital                       16            9.9%           [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 53%
[GRAPHIC]   HIGH YIELD BOND - First Western                                104            8.9%         FIXED-INCOME 47%
[GRAPHIC]   INTERMEDIATE FIXED - PIMCO                                     110           11.0%
[GRAPHIC]   SHORT-INT FIXED - PIMCO                                         91            8.2%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            164           10.7%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           36            8.2%
            -------------------------------------------------------------------------------------
            TOTAL                                                        1,352          100.0%

--------------------------------------------------------------------------------
(1)   Percentages are based on total investments of the Fund as of June 30,
      2008.
--------------------------------------------------------------------------------
6                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
[GRAPHIC]                GROWTH & INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - Smith Asset Mgmt                                       99           14.3%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                     131           13.9%
[GRAPHIC]   SMALL TO MID CAP - LA Capital Mgmt                             497            7.0%        ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104           19.0%
[GRAPHIC]   STRATEGIC ALTERNATIVES - Accessor Capital                       16           10.5%           [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 65%
[GRAPHIC]   HIGH YIELD BOND - First Western                                104            7.2%         FIXED-INCOME 35%
[GRAPHIC]   INTERMEDIATE FIXED - PIMCO                                     110            7.9%
[GRAPHIC]   SHORT-INT FIXED - PIMCO                                         91            9.4%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            164            8.4%
[GRAPHIC]   US GOVT MONEY - Accessor Capital                                36            2.4%
            -------------------------------------------------------------------------------------
            TOTAL                                                        1,352          100.0%

--------------------------------------------------------------------------------
[GRAPHIC]                    GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - Smith Asset Mgmt                                       99           18.3%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                     131           18.3%
[GRAPHIC]   SMALL TO MID CAP - LA Capital Mgmt                             497            9.9%        ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104           24.9%
[GRAPHIC]   STRATEGIC ALTERNATIVES - Accessor Capital                       16           10.4%           [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 82%
[GRAPHIC]   HIGH YIELD BOND - First Western                                104            3.7%         FIXED-INCOME 18%
[GRAPHIC]   INTERMEDIATE FIXED - PIMCO                                     110            4.6%
[GRAPHIC]   SHORT-INT FIXED - PIMCO                                         91            3.4%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            164            4.4%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           36            2.1%
            -------------------------------------------------------------------------------------
            TOTAL                                                        1,352          100.0%

--------------------------------------------------------------------------------
[GRAPHIC]               AGGRESSIVE GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/08
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION(1)
            -------------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - Smith Asset Mgmt                                       99           23.0%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                     131           24.2%
[GRAPHIC]   SMALL TO MID CAP - LA Capital Mgmt                             497           14.6%        ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104           26.6%
[GRAPHIC]   STRATEGIC ALTERNATIVES - Accessor Capital                       16           10.3%           [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 99%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           36            1.3%         FIXED-INCOME 1%
            -------------------------------------------------------------------------------------
            TOTAL                                                          883          100.0%

--------------------------------------------------------------------------------
(1)   Percentages are based on total investments of the Fund as of June 30,
      2008.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

================================================================================

                     UNDERSTANDING FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in a Fund from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2008)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                          INSTITUTIONAL
UNDERLYING FUND                                ADVISOR CLASS   INVESTOR CLASS     C CLASS      A CLASS        CLASS
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                 $        4.66   $         7.03   $     9.34   $     6.32
   Ending Account Value                               911.50           909.20       906.80       909.90

VALUE FUND
   Expenses Paid During Period                          4.53             6.81         9.04         6.13
   Ending Account Value                               840.80           839.10       836.70       839.70

SMALL TO MID CAP FUND
   Expenses Paid During Period                          6.63             8.99        11.29         8.28
   Ending Account Value                               904.30           902.20       899.50       902.60

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                          5.89             8.29        10.59         7.51
   Ending Account Value                               865.40           863.40       860.80       864.10

HIGH YIELD BOND FUND
   Expenses Paid During Period                          4.64             7.11         9.56         5.87
   Ending Account Value                               987.00           984.50       982.20       984.90

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                          3.91             6.17         8.67
   Ending Account Value                               941.50           939.80       937.00

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                          4.03             6.42         8.80         5.13
   Ending Account Value                               928.00           926.50       924.20       926.90

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                          4.80             7.28         9.77
   Ending Account Value                             1,009.70         1,006.40     1,004.80

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                          2.40             4.90         7.39         3.65   $        1.15
   Ending Account Value                             1,013.40         1,011.00     1,008.40     1,012.20        1,014.70
-----------------------------------------------------------------------------------------------------------------------
FUND                                             EXPENSES
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
   Expenses Paid During Period                          4.05
   Ending Account Value                               829.90

STRATEGIC ALTERNATIVES FUND
   Expenses Paid During Period                          4.12
   Ending Account Value                             1,019.00

LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                          3.16
   Ending Account Value                             1,018.50

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/08. The expense ratio may differ for each share class (see the table on page 11). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182 days, 154 days for the Strategic Alternatives Fund); and then dividing that result by the number of days in the year (366 days).
--------------------------------------------------------------------------------
8                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================

                    UNDERSTANDING FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2008)
--------------------------------------------------------------------------------

ALLOCATION FUND                                ADVISOR CLASS   INVESTOR CLASS     C CLASS     A CLASS
------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                 $        1.91   $         4.36   $     6.80   $    3.14
   Ending Account Value                               971.40           969.70       967.30      971.00

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                          1.21             3.61         6.01        2.89
   Ending Account Value                               940.10           937.70       935.30      938.40

BALANCED ALLOCATION FUND
   Expenses Paid During Period                          0.91             3.29         5.67        2.58
   Ending Account Value                               922.10           919.80       917.50      920.50

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                          0.86             3.23         5.59        2.52
   Ending Account Value                               910.50           908.10       906.10      908.70

GROWTH ALLOCATION FUND
   Expenses Paid During Period                          0.85             3.20         5.54        2.49
   Ending Account Value                               894.30           892.00       889.70      892.60

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                          0.98             3.31         5.63        2.61
   Ending Account Value                               876.50           874.60       872.20      875.30

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/08. The expense ratio may differ for each share class (see the table on page 11). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182 days); and then dividing that result by the number of days in the year (366 days).
================================================================================

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                        9

================================================================================

                     UNDERSTANDING FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS |
----------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transactional costs, such as sales charges (loads, redemption fees or exchange fees)) of investing in any Fund with those of other funds. If those transactional costs were included, your costs would have been higher. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED  RETURN FOR THE SIX MONTHS ENDED JUNE 30,
2008)
--------------------------------------------------------------------------------

HYPOTHETICAL                                                                                                INSTITUTIONAL
UNDERLYING FUND                                ADVISOR CLASS   INVESTOR CLASS     C CLASS       A CLASS        CLASS
-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                 $        4.92   $         7.42   $      9.87   $      6.67
   Ending Account Value                             1,019.99         1,017.50      1,015.07      1,018.25

VALUE FUND
   Expenses Paid During Period                          4.97             7.47          9.92          6.72
   Ending Account Value                             1,019.94         1,017.45      1,015.02      1,018.20

SMALL TO MID CAP FUND
   Expenses Paid During Period                          7.02             9.52         11.96          8.77
   Ending Account Value                             1,017.90         1,015.42      1,012.98      1,016.16

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                          6.37             8.97         11.46          8.12
   Ending Account Value                             1,018.55         1,015.96      1,013.48      1,016.81

HIGH YIELD BOND FUND
   Expenses Paid During Period                          4.72             7.22          9.72          5.97
   Ending Account Value                             1,020.19         1,017.70      1,015.22      1,018.95

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                          4.07             6.42          9.02
   Ending Account Value                             1,020.84         1,018.50      1,015.91

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                          4.22             6.72          9.22          5.37
   Ending Account Value                             1,020.69         1,018.20      1,015.71      1,019.54

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                          4.82             7.32          9.82
   Ending Account Value                             1,020.09         1,017.60      1,015.12

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                          2.41             4.92          7.42          3.67   $        1.16
   Ending Account Value                             1,022.48         1,019.99      1,017.50      1,021.23        1,023.72
-------------------------------------------------------------------------------------------------------------------------
FUND                                             EXPENSES
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
   Expenses Paid During Period                          4.47
   Ending Account Value                             1,020.44

STRATEGIC ALTERNATIVES FUND
   Expenses Paid During Period                          4.12
   Ending Account Value                             1,016.96

LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                          3.17
   Ending Account Value                             1,021.73

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/08. The expense ratio may differ for each share class (see the table on page 11). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182 days, 154 days for the Strategic Alternatives Fund); and then dividing that result by the number of days in the year (366 days).
--------------------------------------------------------------------------------
10               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================

                     UNDERSTANDING FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2007)
--------------------------------------------------------------------------------

ALLOCATION FUND                                 ADVISOR CLASS   INVESTOR CLASS     C CLASS      A CLASS
--------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                  $        1.96   $         4.47   $     6.97   $     3.22
   Ending Account Value                              1,022.92         1,020.44     1,017.95     1,021.68

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                           1.26             3.77         6.27         3.02
   Ending Account Value                              1,023.62         1,021.13     1,018.65     1,021.88

BALANCED ALLOCATION FUND
   Expenses Paid During Period                           0.96             3.47         5.97         2.72
   Ending Account Value                              1,023.92         1,021.43     1,018.95     1,022.18

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                           0.91             3.42         5.92         2.66
   Ending Account Value                              1,023.97         1,021.48     1,019.00     1,022.23

GROWTH ALLOCATION FUND
   Expenses Paid During Period                           0.91             3.42         5.92         2.66
   Ending Account Value                              1,023.97         1,021.48     1,019.00     1,022.23

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                           1.06             3.57         6.07         2.82
   Ending Account Value                              1,023.82         1,021.33     1,018.85     1,022.08

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/08. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182 days); and then dividing that result by the number of days in the year (366 days).
================================================================================

o FUND EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:
--------------------------------------------------------------------------------

FUND                                     ADVISOR CLASS   INVESTOR CLASS   C CLASS   A CLASS   INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------
Growth                                       0.98%            1.48%        1.97%     1.33%
Value                                        0.99%            1.49%        1.98%     1.34%
Small to Mid Cap                             1.40%            1.90%        2.39%     1.75%
International Equity                         1.27%            1.79%        2.29%     1.62%
High Yield Bond                              0.94%            1.44%        1.94%     1.19%
Intermediate Fixed-Income                    0.81%            1.28%        1.80%
Short-Intermediate Fixed-Income              0.84%            1.34%        1.84%     1.07%
Mortgage Securities                          0.96%            1.46%        1.96%
U.S. Government Money                        0.48%            0.98%        1.48%     0.73%           0.23%
Income Allocation                            0.39%            0.89%        1.39%     0.64%
Income & Growth Allocation                   0.25%            0.75%        1.25%     0.60%
Balanced Allocation                          0.19%            0.69%        1.19%     0.54%
Growth Allocation                            0.18%            0.68%        1.18%     0.53%
Growth & Income Allocation                   0.18%            0.68%        1.18%     0.53%
Aggressive Growth Allocation                 0.21%            0.71%        1.21%     0.56%

-----------------------------------------------------------------------------------------------------------------
                                            EXPENSES
-----------------------------------------------------------------------------------------------------------------
Total Return                                 0.89%
Strategic Alternatives                       0.97%
Limited Duration U.S. Government             0.63%
-----------------------------------------------------------------------------------------------------------------

                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       11

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.8%)

AEROSPACE & DEFENSE (4.4%)
   Boeing                                                                                       17,000   $     1,117,240
   Honeywell International                                                                      18,400           925,152
   L-3 Communications Holdings - Class 3                                                         8,900           808,743
   Lockheed Martin                                                                              21,400         2,111,324
   United Technologies                                                                          11,300           697,210
                                                                                                         ---------------
                                                                                                               5,659,669
AIR FREIGHT & LOGISTICS (0.4%)
   CH Robinson Worldwide                                                                         9,800           537,432
                                                                                                         ---------------
BEVERAGES (3.1%)
   Anheuser-Busch                                                                               28,500         1,770,420
   Coca-Cola Company                                                                             8,700           452,226
   PepsiCo                                                                                      27,700         1,761,443
                                                                                                         ---------------
                                                                                                               3,984,089
BIOTECHNOLOGY (2.4%)
   Amgen*                                                                                        9,300           438,588
   Biogen Idec*                                                                                 10,800           603,612
   Celgene*                                                                                     18,600         1,187,982
   Cephalon*                                                                                     5,000           333,450
   Gilead Sciences*                                                                              9,700           513,615
                                                                                                         ---------------
                                                                                                               3,077,247
CHEMICALS (2.6%)
   Eastman Chemical                                                                             24,700         1,700,842
   Monsanto                                                                                      8,800         1,112,672
   Sigma-Aldrich                                                                                 8,900           479,354
                                                                                                         ---------------
                                                                                                               3,292,868
COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Brink's                                                                                       5,200           340,184
   Corporate Executive Board                                                                     7,800           327,990
                                                                                                         ---------------
                                                                                                                 668,174
COMMUNICATIONS EQUIPMENT (1.9%)
   Cisco Systems*                                                                              105,100         2,444,626
                                                                                                         ---------------
COMPUTERS & PERIPHERALS (7.9%)
   Apple Computer*                                                                              20,700         3,466,008
   Dell*                                                                                        17,500           382,900
   Hewlett-Packard                                                                              61,800         2,732,178
   International Business Machines                                                              18,800         2,228,364
   Lexmark International - Class A*                                                             18,900           631,827
   QLogic*                                                                                      43,300           631,747
                                                                                                         ---------------
                                                                                                              10,073,024
CONSTRUCTION & ENGINEERING (0.8%)
   Fluor                                                                                         5,700         1,060,656
                                                                                                         ---------------
CONSUMER FINANCE (0.4%)
   Discover Financial Services                                                                  42,500           559,725
                                                                                                         ---------------
DIVERSIFIED CONSUMER SERVICES (0.4%)
   H&R Block                                                                                    20,800           445,120
                                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES (1.4%)
   IntercontinentalExchange*                                                                    15,600         1,778,400
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
12               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (4.4%)
   ENSCO International                                                                          22,800   $     1,840,872
   National Oilwell Varco*                                                                       6,900           612,168
   Schlumberger                                                                                 23,400         2,513,862
   Unit*                                                                                         7,700           638,869
                                                                                                         ---------------
                                                                                                               5,605,771
FOOD & STAPLES RETAILING (1.8%)
   Costco Wholesale                                                                              8,200           575,148
   Kroger                                                                                       14,900           430,163
   Wal-Mart Stores                                                                              21,800         1,225,160
                                                                                                         ---------------
                                                                                                               2,230,471
FOOD PRODUCTS (1.5%)
   General Mills                                                                                31,300         1,902,101
                                                                                                         ---------------
HEALTH CARE EQUIPMENT & SUPPLIES (4.7%)
   Baxter International                                                                         32,000         2,046,080
   Boston Scientific*                                                                           49,800           612,042
   Edwards Lifesciences*                                                                        31,200         1,935,648
   Medtronic                                                                                    27,700         1,433,475
                                                                                                         ---------------
                                                                                                               6,027,245
HEALTH CARE PROVIDERS & SERVICES (1.0%)
   Express Scripts - Class A*                                                                    5,500           344,960
   IMS Health                                                                                   39,300           915,690
                                                                                                         ---------------
                                                                                                               1,260,650
HOTELS, RESTAURANTS & LEISURE (1.7%)
   Darden Restaurants                                                                           12,300           392,862
   McDonald's                                                                                   25,500         1,433,610
   Yum! Brands                                                                                   9,700           340,373
                                                                                                         ---------------
                                                                                                               2,166,845
HOUSEHOLD PRODUCTS (2.1%)
   Procter & Gamble                                                                             43,000         2,614,830
                                                                                                         ---------------
INSURANCE (2.2%)
   Aflac                                                                                        31,600         1,984,480
   Progressive                                                                                  22,100           413,712
   Torchmark                                                                                     7,400           434,010
                                                                                                         ---------------
                                                                                                               2,832,202
INTERNET SOFTWARE & SERVICES (3.2%)
   eBay*                                                                                        57,300         1,566,009
   Google - Class A*                                                                             4,100         2,158,322
   Yahoo!*                                                                                      20,100           415,266
                                                                                                         ---------------
                                                                                                               4,139,597
IT SERVICES (0.8%)
   Affiliated Computer Services - Class A*                                                       8,500           454,665
   Total System Services                                                                        27,900           619,938
                                                                                                         ---------------
                                                                                                               1,074,603
LIFE SCIENCES TOOLS & SERVICES (0.9%)
   Thermo Fisher Scientific*                                                                    21,700         1,209,341
                                                                                                         ---------------
MACHINERY (1.0%)
   Caterpillar                                                                                  13,600         1,003,952
   Parker Hannifin                                                                               4,500           320,940
                                                                                                         ---------------
                                                                                                               1,324,892

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       13

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA (3.4%)
   DIRECTV Group*                                                                               52,000   $     1,347,320
   DISH Network - Class A*                                                                      10,000           292,800
   Omnicom Group                                                                                19,800           888,624
   Walt Disney                                                                                  56,300         1,756,560
                                                                                                         ---------------
                                                                                                               4,285,304
METALS & MINING (1.4%)
   AK Steel Holding                                                                             10,400           717,600
   Freeport-McMoRan Copper & Gold                                                                8,800         1,031,272
                                                                                                         ---------------
                                                                                                               1,748,872
MULTI-LINE RETAIL (0.3%)
   Big Lots*                                                                                    11,200           349,888
                                                                                                         ---------------
OIL, GAS & CONSUMABLE FUELS (21.4%)
   Anadarko Petroleum                                                                           12,000           898,080
   Apache                                                                                        9,900         1,376,100
   ChevronTexaco                                                                                30,900         3,063,117
   ConocoPhillips                                                                               42,300         3,992,697
   Consol Energy                                                                                 8,500           955,145
   Devon Energy                                                                                 14,700         1,766,352
   Exxon Mobil                                                                                 118,200        10,416,966
   Massey Energy                                                                                 8,000           750,000
   Noble Energy                                                                                 13,000         1,307,280
   Occidental Petroleum                                                                         16,400         1,473,704
   XTO Energy                                                                                   18,200         1,246,882
                                                                                                         ---------------
                                                                                                              27,246,323
PERSONAL PRODUCTS (0.8%)
   Avon Products                                                                                28,000         1,008,560
                                                                                                         ---------------
PHARMACEUTICALS (4.6%)
   Abbott Laboratories                                                                           6,400           339,008
   Johnson & Johnson                                                                            63,800         4,104,892
   Watson Pharmaceuticals*                                                                      50,200         1,363,934
                                                                                                         ---------------
                                                                                                               5,807,834
ROAD & RAIL (0.2%)
   Avis Budget Group*                                                                           26,200           219,294
                                                                                                         ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
   Broadcom - Class A*                                                                          16,400           447,556
   Intel                                                                                        48,100         1,033,188
                                                                                                         ---------------
                                                                                                               1,480,744
SOFTWARE (11.2%)
   Adobe Systems*                                                                               48,900         1,926,171
   BMC Software*                                                                                41,700         1,501,200
   CA                                                                                           78,000         1,801,020
   Compuware*                                                                                   34,200           326,268
   Microsoft                                                                                   184,100         5,064,591
   Oracle*                                                                                     104,300         2,190,300
   Symantec*                                                                                    78,000         1,509,300
                                                                                                         ---------------
                                                                                                              14,318,850
SPECIALTY RETAIL (2.8%)
   Autozone*                                                                                    14,800         1,790,948
   RadioShack                                                                                   34,300           420,861
   Tiffany                                                                                       9,800           399,350
   TJX                                                                                          28,900           909,483
                                                                                                         ---------------
                                                                                                               3,520,642

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
14               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
   Coach*                                                                                       15,200   $       438,976
                                                                                                         ---------------
THRIFTS & MORTGAGE FINANCE (0.7%)
   Capitol Federal Financial                                                                    14,800           556,628
   Hudson City Bancorp                                                                          20,700           345,276
                                                                                                         ---------------
                                                                                                                 901,904

TOTAL COMMON STOCKS (IDENTIFIED COST $121,627,814)                                                           127,296,769
                                                                                                         ---------------

EXCHANGE TRADED FUND (0.4%)
iShares S&P 500 Growth Index                                                                     6,800           434,044
                                                                                                         ---------------

TOTAL EXCHANGE TRADED FUND (IDENTIFIED COST $459,228)                                                            434,044
                                                                                                         ---------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $122,087,042)(1)                                                 127,730,813
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                     (217,719)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   127,513,094
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       15

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.0%)

AEROSPACE & DEFENSE (3.8%)
   Honeywell International                                                                      17,200   $       864,816
   L-3 Communications Holdings - Class 3                                                        28,900         2,626,143
   Northrop Grumman                                                                             13,140           879,066
                                                                                                         ---------------
                                                                                                               4,370,025
AIRLINES (0.3%)
   Hawaiian Holdings*                                                                           43,600           303,020
                                                                                                         ---------------
AUTO COMPONENTS (1.1%)
   Autoliv                                                                                      13,100           610,722
   Exide Technologies*                                                                           6,999           117,303
   Lear*                                                                                        12,500           177,250
   Standard Motor Products                                                                       9,700            79,152
   Stoneridge*                                                                                   2,900            49,474
   Tenneco*                                                                                      7,117            96,293
   TRW Automotive Holdings*                                                                      6,200           114,514
                                                                                                         ---------------
                                                                                                               1,244,708
AUTOMOBILES (0.2%)
   Ford Motor*                                                                                  54,500           262,145
                                                                                                         ---------------
BIOTECHNOLOGY (0.1%)
   Repligen*                                                                                    37,701           177,949
                                                                                                         ---------------
CAPITAL MARKETS (8.6%)
   Bank of New York Mellon                                                                      51,300         1,940,679
   Evercore Partners - Class A                                                                   8,300            78,850
   Federated Investors - Class B                                                                33,700         1,159,954
   GFI Group                                                                                    10,800            97,308
   Goldman Sachs                                                                                 2,400           419,760
   Morgan Stanley                                                                               43,300         1,561,831
   Northern Trust                                                                               21,000         1,439,970
   State Street                                                                                 50,700         3,244,293
                                                                                                         ---------------
                                                                                                               9,942,645
CHEMICALS (3.1%)
   CF Industries Holdings                                                                          800           122,240
   Eastman Chemical                                                                             31,500         2,169,090
   Innophos Holdings                                                                             2,800            89,460
   Mosaic*                                                                                       5,104           738,549
   Terra Nitrogen                                                                                3,600           467,424
                                                                                                         ---------------
                                                                                                               3,586,763
COMMERCIAL BANKS (1.3%)
   National City                                                                               187,600           894,852
   Provident Bankshares                                                                         14,700            93,786
   South Financial Group                                                                        21,900            85,848
   Wachovia                                                                                      6,400            99,392
   Wells Fargo                                                                                  13,100           311,125
                                                                                                         ---------------
                                                                                                               1,485,003
COMMERCIAL SERVICES & SUPPLIES (0.2%)
   Allied Waste Industries*                                                                      9,000           113,580
   Deluxe                                                                                        3,100            55,242
   ICF International*                                                                            4,700            78,114
   United Stationers*                                                                              221             8,166
                                                                                                         ---------------
                                                                                                                 255,102

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
16               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.2%)
   Utstarcom*                                                                                   46,500   $       254,355
                                                                                                         ---------------
COMPUTERS & PERIPHERALS (3.8%)
   Hewlett-Packard                                                                              58,360         2,580,096
   International Business Machines                                                              14,900         1,766,097
                                                                                                         ---------------
                                                                                                               4,346,193
CONSTRUCTION & ENGINEERING (0.1%)
   Perini*                                                                                       4,400           145,420
                                                                                                         ---------------
CONSUMER FINANCE (1.2%)
   Discover Financial Services                                                                 102,900         1,355,193
                                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES (1.5%)
   Asta Funding                                                                                  5,300            48,018
   CIT Group                                                                                    14,900           101,469
   Interactive Brokers Group - Class A*                                                          7,514           241,425
   JP Morgan Chase                                                                              40,410         1,386,467
                                                                                                         ---------------
                                                                                                               1,777,379
DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
   AT&T                                                                                        137,100         4,618,899
   CenturyTel                                                                                   20,100           715,359
   Embarq                                                                                        8,200           387,614
   Verizon Communications                                                                       64,300         2,276,220
                                                                                                         ---------------
                                                                                                               7,998,092
ELECTRIC UTILITIES (4.4%)
   American Electric Power                                                                       6,100           245,403
   Duke Energy                                                                                  59,700         1,037,586
   Edison International                                                                            600            30,828
   FirstEnergy                                                                                  45,740         3,765,774
                                                                                                         ---------------
                                                                                                               5,079,591
ELECTRICAL EQUIPMENT (0.5%)
   GrafTech International Ltd.*                                                                 20,445           548,539
                                                                                                         ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   TTM Technologies*                                                                             6,900            91,149
                                                                                                         ---------------
FOOD & STAPLES RETAILING (6.6%)
   Kroger                                                                                       86,520         2,497,832
   Safeway                                                                                     111,100         3,171,905
   SUPERVALU                                                                                     3,300           101,937
   Wal-Mart Stores                                                                              33,500         1,882,700
                                                                                                         ---------------
                                                                                                               7,654,374
FOOD PRODUCTS (0.4%)
   Bunge Ltd.                                                                                    2,092           225,287
   Fresh Del Monte Produce*                                                                      9,603           226,343
   Omega Protein*                                                                                3,000            44,850
   Tyson Foods - Class A                                                                         1,700            25,398
                                                                                                         ---------------
                                                                                                                 521,878
HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
   Kinetic Concepts*                                                                             9,200           367,172
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       17

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.3%)
   Aetna                                                                                         3,600   $       145,908
   Cigna                                                                                        64,900         2,296,811
   LifePoint Hospitals*                                                                          4,700           133,010
   WellPoint Inc.*                                                                               1,800            85,788
                                                                                                         ---------------
                                                                                                               2,661,517
HOTELS, RESTAURANTS & LEISURE (4.3%)
   Bob Evans Farms                                                                               3,300            94,380
   Darden Restaurants                                                                           75,500         2,411,470
   McDonald's                                                                                   43,130         2,424,769
                                                                                                         ---------------
                                                                                                               4,930,619
HOUSEHOLD DURABLES (0.2%)
   Furniture Brands International                                                                7,800           104,208
   Lennar - Class A                                                                              6,600            81,444
                                                                                                         ---------------
                                                                                                                 185,652
INDUSTRIAL CONGLOMERATES (2.4%)
   General Electric                                                                            103,500         2,762,415
                                                                                                         ---------------
INSURANCE (7.3%)
   ACE                                                                                          54,008         2,975,301
   Aspen Insurance Holdings Ltd.                                                                 3,938            93,213
   Axis Capital Holdings Ltd.                                                                   30,290           902,945
   Hartford Financial Services Group                                                            24,190         1,561,948
   Travelers                                                                                    27,000         1,171,800
   Unum Group                                                                                   19,600           400,820
   XL Capital Ltd. - Class A                                                                    66,861         1,374,662
                                                                                                         ---------------
                                                                                                               8,480,689
INTERNET & CATALOG RETAIL (0.1%)
   NetFlix*                                                                                      4,102           106,939
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (0.2%)
   United Online                                                                                23,400           234,702
                                                                                                         ---------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
   Eastman Kodak                                                                                27,400           395,382
   Hasbro                                                                                        1,200            42,864
                                                                                                         ---------------
                                                                                                                 438,246
MACHINERY (1.8%)
   Parker Hannifin                                                                              27,900         1,989,828
   Tecumseh Products - Class B*                                                                  1,600            46,416
   Tecumseh Products - Class A*                                                                  1,300            42,614
                                                                                                         ---------------
                                                                                                               2,078,858
MEDIA (1.1%)
   Liberty Media - Capital*                                                                     11,800           169,920
   Walt Disney                                                                                  36,800         1,148,160
                                                                                                         ---------------
                                                                                                               1,318,080
METALS & MINING (0.5%)
   Alcoa                                                                                         4,100           146,042
   Freeport-McMoRan Copper & Gold                                                                3,700           433,603
                                                                                                         ---------------
                                                                                                                 579,645
MULTI-LINE RETAIL (0.4%)
   Big Lots*                                                                                    13,500           421,740
   Macy's                                                                                        2,900            56,318
                                                                                                         ---------------
                                                                                                                 478,058

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
18               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES (0.3%)
   Xcel Energy                                                                                  16,400   $       329,148
                                                                                                         ---------------
OIL, GAS & CONSUMABLE FUELS (8.3%)
   Anadarko Petroleum                                                                           13,800         1,032,792
   ChevronTexaco                                                                                56,000         5,551,280
   Exxon Mobil                                                                                  26,040         2,294,905
   Occidental Petroleum                                                                          7,400           664,964
   Vaalco Energy*                                                                               11,400            96,558
                                                                                                         ---------------
                                                                                                               9,640,499
PAPER & FOREST PRODUCTS (1.3%)
   Buckeye Technologies*                                                                         6,590            55,751
   International Paper                                                                          61,238         1,426,846
                                                                                                         ---------------
                                                                                                               1,482,597
PHARMACEUTICALS (5.9%)
   Eli Lilly                                                                                    16,500           761,640
   Pfizer                                                                                      344,200         6,013,174
                                                                                                         ---------------
                                                                                                               6,774,814
REAL ESTATE (0.5%)
   Annaly Capital Management                                                                    22,700           352,077
   Anthracite Capital                                                                           11,900            83,776
   RAIT Financial Trust                                                                         27,300           202,566
                                                                                                         ---------------
                                                                                                                 638,419
ROAD & RAIL (4.6%)
   Arkansas Best                                                                                 5,300           194,192
   CSX                                                                                          52,000         3,266,120
   Union Pacific                                                                                25,100         1,895,050
                                                                                                         ---------------
                                                                                                               5,355,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
   Integrated Device Technology*                                                                24,300           241,542
   Integrated Silicon Solution*                                                                 23,100           128,436
   Zoran*                                                                                       14,600           170,820
                                                                                                         ---------------
                                                                                                                 540,798
SPECIALTY RETAIL (3.2%)
   Finish Line - Class A                                                                        14,862           129,299
   GameStop - Class A*                                                                          27,100         1,094,840
   Gap                                                                                          24,300           405,081
   hhgregg*                                                                                      1,305            13,050
   Ltd. Brands                                                                                  38,300           645,355
   Rent-A-Center - Class A*                                                                      4,600            94,622
   Systemax                                                                                      3,500            61,775
   Tiffany                                                                                      29,600         1,206,200
                                                                                                         ---------------
                                                                                                               3,650,222
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
   Quiksilver*                                                                                  27,000           265,140
                                                                                                         ---------------
THRIFTS & MORTGAGE FINANCE (0.7%)
   Corus Bankshares                                                                             30,800           128,128
   Downey Financial                                                                             35,960            99,609
   First Place Financial                                                                         3,954            37,168
   MGIC Investment                                                                              40,800           249,288
   Washington Mutual                                                                            52,900           260,797
                                                                                                         ---------------
                                                                                                                 774,990

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      19

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
TOBACCO (3.7%)
   Alliance One International*                                                                  17,400   $        88,914
   Altria Group                                                                                 94,300         1,938,808
   Philip Morris International                                                                  45,400         2,242,306
                                                                                                         ---------------
                                                                                                               4,270,028
TRADING COMPANIES & DISTRIBUTORS (0.1%)
   United Rentals*                                                                               6,400           125,504
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $120,881,835)                                                           109,869,636
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (4.8%)                                        RATE        DATE         AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $ 5,565,000         5,565,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $5,565,284 collateralized by
   U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,565,000)                                                      5,565,000
                                                                                                         ---------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $126,446,835)(2)                                                  115,434,636
TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                       177,995
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   115,612,631
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
20               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.7%)

AEROSPACE & DEFENSE (1.2%)
   AAR*                                                                                          8,157   $       110,364
   Alliant Techsystems*                                                                          5,763           585,982
   Axsys Technologies*                                                                           2,115           110,065
   BE Aerospace*                                                                                 5,542           129,073
   Ceradyne*                                                                                     4,594           157,574
   DRS Technologies                                                                              2,827           222,542
   Ladish*                                                                                       2,339            48,160
   Spirit Aerosystems Holdings - Class A*                                                       39,135           750,609
   TransDigm Group*                                                                             12,114           406,909
                                                                                                         ---------------
                                                                                                               2,521,278
AIR FREIGHT & LOGISTICS (0.2%)
   FedEx                                                                                         5,771           454,697
                                                                                                         ---------------
AUTO COMPONENTS (0.3%)
   Drew Industries*                                                                              3,333            53,161
   Sauer-Danfoss                                                                                 7,685           239,388
   Spartan Motors                                                                               14,086           105,223
   TRW Automotive Holdings*                                                                      2,886            53,304
   WABCO Holdings                                                                                6,519           302,873
                                                                                                         ---------------
                                                                                                                 753,949
BEVERAGES (0.2%)
   Hansen Natural*                                                                              17,556           505,964
                                                                                                         ---------------
BIOTECHNOLOGY (1.8%)
   Cephalon*                                                                                     4,744           316,377
   Cubist Pharmaceuticals*                                                                       6,602           117,912
   Emergent Biosolutions*                                                                       11,364           112,844
   Genentech*                                                                                    5,925           449,707
   Genzyme*                                                                                      6,276           451,998
   Martek Biosciences*                                                                           7,845           264,455
   NPS Pharmaceuticals*                                                                         11,496            51,157
   Omrix Biopharmaceuticals*                                                                    19,884           312,974
   Onyx Pharmaceuticals*                                                                         3,631           129,264
   OSI Pharmaceuticals*                                                                         34,069         1,407,731
   PDL BioPharma                                                                                 8,066            85,661
   Savient Pharmaceuticals*                                                                      2,929            74,104
                                                                                                         ---------------
                                                                                                               3,774,184
BUILDING PRODUCTS (0.1%)
   Armstrong World Industries                                                                    3,953           115,506
   Lennox International                                                                          1,705            49,377
                                                                                                         ---------------
                                                                                                                 164,883
CAPITAL MARKETS (2.4%)
   AllianceBernstein Holding LP(1)                                                               7,465           408,186
   BGC Partners - Class A*                                                                       3,538            26,712
   BlackRock - Class A                                                                           1,367           241,959
   Eaton Vance                                                                                  29,357         1,167,235
   GFI Group                                                                                    16,226           146,196
   Gladstone Capital                                                                            33,887           516,438
   Hercules Technology Growth Capital                                                           10,626            94,890
   Invesco Ltd.                                                                                 30,950           742,181
   Investment Technology Group*                                                                  4,342           145,284
   Kohlberg Capital                                                                              9,220            92,200
   Prospect Capital                                                                              2,005            26,426

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                  (800) 759-3504 ~ WWW.ACCESSOR.COM                           21

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - CONTINUED
   SEI Company                                                                                  46,437   $     1,092,198
   SWS Group                                                                                    13,566           225,331
   TD Ameritrade Holding*                                                                       17,470           316,032
                                                                                                         ---------------
                                                                                                               5,241,268
CHEMICALS (2.9%)
   Arch Chemicals                                                                                8,699           288,372
   Cabot                                                                                        16,505           401,237
   CF Industries Holdings                                                                        7,744         1,183,283
   FMC                                                                                          14,122         1,093,608
   Mosaic*                                                                                       4,852           702,084
   OM Group*                                                                                    11,061           362,690
   Rockwood Holdings*                                                                              966            33,617
   Terra Industries                                                                             29,789         1,470,087
   Terra Nitrogen                                                                                  781           101,405
   WR Grace*                                                                                    15,808           371,330
   Zoltek*                                                                                      12,244           296,917
                                                                                                         ---------------
                                                                                                               6,304,630
COMMERCIAL BANKS (2.3%)
   Bank of Hawaii                                                                                5,654           270,261
   Commerce Bancshares                                                                           5,386           213,609
   Cullen                                                                                       38,601         1,924,260
   Hancock Holding                                                                               2,121            83,334
   Independent Bank                                                                             13,990           333,521
   S&T Bancorp                                                                                   3,296            95,782
   SVB Financial Group*                                                                          4,938           237,567
   Unionbancal                                                                                  27,921         1,128,567
   Westamerica Bancorporation                                                                   10,875           571,916
                                                                                                         ---------------
                                                                                                               4,858,817
COMMERCIAL SERVICES & SUPPLIES (3.3%)
   Administaff                                                                                   5,731           159,837
   Advisory Board*                                                                               7,903           310,825
   Amrep                                                                                         1,740            82,807
   Brink's                                                                                      17,584         1,150,345
   ChoicePoint*                                                                                 13,510           651,182
   Clean Harbors*                                                                                1,614           114,691
   Compx International                                                                           2,092            12,134
   Copart*                                                                                       4,807           205,836
   CRA International*                                                                              948            34,270
   Dun & Bradstreet                                                                              3,006           263,446
   FTI Consulting*                                                                              13,330           912,572
   Fuel Tech*                                                                                    5,322            93,774
   Geo Group*                                                                                   24,052           541,170
   IHS - Class A*                                                                                6,689           465,554
   Manpower                                                                                      5,385           313,622
   Metalico*                                                                                     4,619            80,925
   Mine Safety Appliances                                                                        2,060            82,379
   Standard Register                                                                             3,877            36,560
   Team*                                                                                         5,102           175,101
   United Stationers*                                                                            6,997           258,539
   Waste Connections*                                                                            9,542           304,676
   Watson Wyatt Worldwide - Class A                                                             14,740           779,599
                                                                                                         ---------------
                                                                                                               7,029,844

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
22               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.4%)
   Adtran                                                                                        7,324   $       174,604
   Avocent*                                                                                      8,254           153,524
   Blue Coat Systems*                                                                            7,331           103,441
   CommScope*                                                                                    3,116           164,431
   Juniper Networks*                                                                             2,914            64,633
   Riverbed Technology*                                                                         12,079           165,724
                                                                                                         ---------------
                                                                                                                 826,357
COMPUTERS & PERIPHERALS (2.7%)
   Diebold                                                                                       8,778           312,321
   Electronics for Imaging*                                                                      6,365            92,929
   Emulex*                                                                                      11,237           130,911
   Intermec*                                                                                     2,575            54,281
   Lexmark International - Class A*                                                             23,668           791,221
   NCR*                                                                                         88,500         2,230,200
   STEC*                                                                                         4,740            48,680
   Synaptics*                                                                                    6,969           262,941
   Western Digital*                                                                             52,732         1,820,836
                                                                                                         ---------------
                                                                                                               5,744,320
CONSTRUCTION & ENGINEERING (1.5%)
   Dycom Industries*                                                                             8,133           118,091
   EMCOR Group*                                                                                 33,070           943,487
   Foster Wheeler Ltd.*                                                                         11,268           824,254
   Furmanite*                                                                                    4,028            32,144
   Jacobs Engineering Group*                                                                     1,610           129,927
   KBR                                                                                           3,243           113,213
   Northwest Pipe*                                                                               3,725           207,855
   Shaw Group*                                                                                  13,199           815,566
                                                                                                         ---------------
                                                                                                               3,184,537
CONSTRUCTION MATERIALS (0.1%)
   Texas Industries                                                                              5,095           285,982
                                                                                                         ---------------
CONSUMER FINANCE (0.2%)
   Credit Acceptance*                                                                            4,324           110,608
   Student Loan                                                                                  4,174           409,386
                                                                                                         ---------------
                                                                                                                 519,994
CONTAINERS & PACKAGING (1.4%)
   Greif - Class A                                                                              12,977           830,917
   Owens-Illinois*                                                                              45,942         1,915,322
   Silgan Holdings                                                                               5,735           290,994
                                                                                                         ---------------
                                                                                                               3,037,233
DIVERSIFIED CONSUMER SERVICES (1.3%)
   Career Education*                                                                             3,596            52,538
   Corinthian Colleges*                                                                          5,214            60,534
   DeVry                                                                                         7,906           423,920
   Hillenbrand                                                                                  11,711           250,615
   ITT Educational Services*                                                                     7,047           582,294
   Sotheby's - Class A                                                                           8,741           230,500
   Stewart Enterprises - Class A                                                                20,254           145,829
   Strayer Education                                                                             3,582           748,889
   thinkorswim Group*                                                                            6,713            47,327
   Universal Technical Institute*                                                               13,677           170,415
                                                                                                         ---------------
                                                                                                               2,712,861

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                  (800) 759-3504 ~ WWW.ACCESSOR.COM                           23

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
   Asta Funding                                                                                  8,885   $        80,498
   CME Group - Class A                                                                             605           231,830
   Financial Federal                                                                            31,400           689,544
   Interactive Brokers Group - Class A*                                                          5,647           181,438
   IntercontinentalExchange*                                                                     4,764           543,096
   KKR Financial Holdings LLC(1)                                                                23,642           248,241
   MSCI - Class A*                                                                              11,633           422,162
   Nasdaq OMX Group*                                                                             2,201            58,436
                                                                                                         ---------------
                                                                                                               2,455,245
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
   Consolidated Communications Holdings                                                          3,100            46,159
   Level 3 Communications*                                                                      60,162           177,478
   NTELOS Holdings                                                                               5,941           150,723
   tw telecom - Class A*                                                                        20,317           325,682
                                                                                                         ---------------
                                                                                                                 700,042
ELECTRIC UTILITIES (1.6%)
   DPL                                                                                          56,798         1,498,331
   Hawaiian Electric Industries                                                                 16,837           416,379
   ITC Holdings                                                                                  7,586           387,721
   Portland General Electric                                                                    26,052           586,691
   Unisource Energy                                                                             16,285           504,998
                                                                                                         ---------------
                                                                                                               3,394,120
ELECTRICAL EQUIPMENT (1.4%)
   Ametek                                                                                        1,939            91,560
   First Solar*                                                                                  2,305           628,850
   Franklin Electric                                                                             5,103           197,894
   FuelCell Energy*                                                                             10,581            75,125
   General Cable*                                                                               14,049           854,882
   GrafTech International Ltd.*                                                                  9,308           249,734
   Hubbell - Class B                                                                             3,711           147,958
   Powell Industries*                                                                            2,964           149,415
   PowerSecure International*                                                                    7,029            51,030
   Sunpower - Class A*                                                                           7,429           534,739
                                                                                                         ---------------
                                                                                                               2,981,187
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
   Amphenol - Class A                                                                           14,949           670,911
   Anixter International*                                                                       10,991           653,855
   Checkpoint Systems*                                                                          22,633           472,577
   Cognex                                                                                        4,521           104,209
   Dolby Laboratories - Class A*                                                                 4,903           197,591
   DTS*                                                                                          4,274           133,862
   Flir Systems*                                                                                16,285           660,682
   IPG Photonics*                                                                                3,676            69,146
   Itron*                                                                                        6,556           644,783
   Multi-Fineline Electronix*                                                                    2,876            79,579
   Plexus*                                                                                       1,031            28,538
   Rofin-Sinar Technologies*                                                                     7,942           239,848
   Rogers*                                                                                       4,047           152,127
   SYNNEX*                                                                                       3,239            81,266
                                                                                                         ---------------
                                                                                                               4,188,974

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
24               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (5.0%)
   Allis-Chalmers Energy*                                                                        3,904   $        69,491
   Cameron International*                                                                       24,619         1,362,662
   Diamond Offshore Drilling                                                                     5,012           697,370
   Dresser-Rand Group*                                                                          23,178           906,260
   Exterran Holdings*                                                                            8,102           579,212
   FMC Technologies*                                                                             5,290           406,960
   Gulf Island Fabrication                                                                       7,845           383,856
   Helmerich & Payne                                                                            24,550         1,768,091
   Hercules Offshore*                                                                           19,051           724,319
   NATCO Group - Class A*                                                                        3,490           190,310
   Oceaneering International*                                                                    4,286           330,236
   OYO Geospace*                                                                                   601            35,423
   Patterson-UTI Energy                                                                          9,861           355,390
   Pride International*                                                                         11,561           546,720
   Superior Energy Services*                                                                    16,302           898,892
   Tetra Technologies*                                                                           3,582            84,929
   Tidewater                                                                                     2,258           146,838
   Unit*                                                                                        13,073         1,084,667
   W-H Energy Services - Class H*                                                                1,298           124,270
                                                                                                         ---------------
                                                                                                              10,695,896
FOOD & STAPLES RETAILING (0.3%)
   Andersons                                                                                     9,099           370,420
   United Natural Foods*                                                                        10,570           205,904
                                                                                                         ---------------
                                                                                                                 576,324
FOOD PRODUCTS (1.2%)
   Bunge Ltd.                                                                                   18,008         1,939,281
   Cal-Maine Foods                                                                               3,315           109,362
   Corn Products International                                                                   7,686           377,459
   Omega Protein*                                                                                6,863           102,602
   Ralcorp Holdings*                                                                               970            47,957
                                                                                                         ---------------
                                                                                                               2,576,661
GAS UTILITIES (4.4%)
   Energen                                                                                      31,800         2,481,354
   Equitable Resources                                                                          39,118         2,701,489
   National Fuel Gas                                                                            31,550         1,876,594
   Northwest Natural Gas                                                                        10,248           474,073
   Questar                                                                                      27,484         1,952,463
                                                                                                         ---------------
                                                                                                               9,485,973
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
   Angiodynamics*                                                                                5,552            75,618
   Conmed*                                                                                       3,011            79,942
   Cooper                                                                                        9,115           338,622
   CryoLife*                                                                                     8,333            95,330
   Cutera*                                                                                      12,958           117,011
   Cyberonics*                                                                                   8,757           190,027
   Cynosure - Class A*                                                                           6,715           133,091
   Edwards Lifesciences*                                                                        24,541         1,522,524
   Gen-Probe*                                                                                    2,277           108,112
   Hologic*                                                                                      3,083            67,209
   Hospira*                                                                                      3,149           126,306
   ICU Medical*                                                                                  7,302           167,070
   Immucor*                                                                                     22,690           587,217

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       25

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
   Intuitive Surgical*                                                                           1,904   $       512,938
   Inverness Medical Innovations*                                                                1,070            35,492
   Kensey Nash*                                                                                  7,738           248,003
   Kinetic Concepts*                                                                             6,076           242,493
   Meridian Bioscience                                                                           5,713           153,794
   Micrus Endovascular*                                                                          2,515            35,260
   Natus Medical*                                                                               11,749           246,024
   Orthofix International*                                                                      19,490           564,236
   Resmed*                                                                                      15,489           553,577
   Sirona Dental Systems*                                                                       27,210           705,283
   SurModics*                                                                                    3,392           152,097
   Synovis Life Technologies*                                                                    2,735            51,500
                                                                                                         ---------------
                                                                                                               7,108,776

HEALTH CARE PROVIDERS & SERVICES (1.7%)
   Air Methods*                                                                                  2,150            53,750
   Amsurg - Class A*                                                                            12,693           309,075
   Chemed                                                                                        9,048           331,247
   Chindex International*                                                                        2,832            41,545
   Express Scripts - Class A*                                                                    6,479           406,363
   Hanger Orthopedic Group*                                                                     11,916           196,495
   Health Net*                                                                                  30,716           739,027
   LHC Group*                                                                                   28,185           655,301
   LifePoint Hospitals*                                                                          6,957           196,883
   Nighthawk Radiology Holdings*                                                                44,776           317,014
   Odyssey HealthCare*                                                                           3,262            31,772
   Pediatrix Medical Group*                                                                      7,422           365,385
                                                                                                         ---------------
                                                                                                               3,643,857
HEALTH CARE TECHNOLOGY (0.2%)
   Allscripts Healthcare Solutions*                                                              3,820            47,406
   Eclipsys*                                                                                     6,154           112,987
   Omnicell*                                                                                    13,110           172,790
                                                                                                         ---------------
                                                                                                                 333,183
HOTELS, RESTAURANTS & LEISURE (1.0%)
   Bally Technologies*                                                                           6,402           216,388
   Chipotle Mexican Grill - Class A*                                                             7,887           651,624
   International Speedway - Class A                                                              1,869            72,947
   Life Time Fitness*                                                                            2,685            79,342
   Panera Bread - Class A*                                                                       1,821            84,239
   Peet's Coffee & Tea*                                                                          7,195           142,605
   Red Robin Gourmet Burgers*                                                                    1,981            54,953
   Scientific Games - Class A*                                                                  13,109           388,288
   Speedway Motorsports                                                                          1,239            25,251
   Vail Resorts*                                                                                 2,298            98,423
   WMS Industries*                                                                              13,318           396,477
                                                                                                         ---------------
                                                                                                               2,210,537
HOUSEHOLD DURABLES (0.2%)
   Garmin Ltd.                                                                                   2,657           113,826
   iRobot*                                                                                       2,838            38,994
   Jarden*                                                                                       6,818           124,360
   Tupperware Brands                                                                             3,454           118,196
                                                                                                         ---------------
                                                                                                                 395,376

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
26               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.2%)
   Energizer Holdings*                                                                           6,987   $       510,680
                                                                                                         ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   Ormat Technologies                                                                            3,773           185,556
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (1.0%)
   McDermott International*                                                                     20,162         1,247,826
   Walter Industries                                                                             9,237         1,004,709
                                                                                                         ---------------
                                                                                                               2,252,535
INSURANCE (6.0%)
   AON                                                                                          29,002         1,332,352
   Berkshire Hathaway - Class A*                                                                    56         6,762,000
   Berkshire Hathaway - Class B*                                                                   522         2,094,264
   National Financial Partners                                                                   5,049           100,071
   PartnerRe Ltd.                                                                               18,637         1,288,376
   Safety Insurance Group                                                                        2,464            87,841
   Torchmark                                                                                    21,683         1,271,708
                                                                                                         ---------------
                                                                                                              12,936,612
INTERNET & CATALOG RETAIL (0.5%)
   NetFlix*                                                                                     14,512           378,328
   Priceline.com*                                                                                5,639           651,079
                                                                                                         ---------------
                                                                                                               1,029,407
INTERNET SOFTWARE & SERVICES (0.7%)
   Akamai Technologies*                                                                          6,240           217,090
   Digital River*                                                                                3,384           130,555
   Equinix*                                                                                      8,268           737,671
   LivePerson*                                                                                  10,521            29,564
   VistaPrint Ltd.*                                                                              9,206           246,352
   WebMD Health - Class A*                                                                       2,520            70,308
   Websense*                                                                                    10,784           181,602
                                                                                                         ---------------
                                                                                                               1,613,142
IT SERVICES (3.0%)
   Acxiom                                                                                        5,544            63,700
   Alliance Data Systems*                                                                        4,512           255,154
   CSG Systems International*                                                                   11,610           127,942
   DST Systems*                                                                                 12,312           677,776
   Global Payments                                                                               1,744            81,270
   Heartland Payment Systems                                                                    10,671           251,836
   Hewitt Associates - Class A*                                                                 38,255         1,466,314
   Integral Systems                                                                              4,106           158,902
   Mantech International - Class A*                                                              2,566           123,476
   Mastercard - Class A                                                                          2,965           787,267
   MAXIMUS                                                                                      13,222           460,390
   NeuStar - Class A*                                                                           11,132           240,006
   Perot Systems - Class A*                                                                      2,211            33,187
   SAIC*                                                                                         1,362            28,343
   SRA International - Class A*                                                                  5,816           130,627
   Teletech*                                                                                     1,874            37,405
   VeriFone Holdings*                                                                           16,865           201,537
   Visa - Class A                                                                               13,941         1,133,543
   Wright Express*                                                                               2,995            74,276
                                                                                                         ---------------
                                                                                                               6,332,951

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       27

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
   Eastman Kodak                                                                                14,325   $       206,710
   Marine Products                                                                               3,786            24,987
   RC2*                                                                                          3,739            69,396
   Sturm Ruger*                                                                                  9,631            67,995
                                                                                                         ---------------
                                                                                                                 369,088
LIFE SCIENCES TOOLS & SERVICES (3.1%)
   Charles River Laboratories International*                                                    20,271         1,295,722
   Covance*                                                                                     23,942         2,059,491
   eResearchTechnology*                                                                         20,387           355,549
   Illumina*                                                                                     5,310           462,554
   Invitrogen*                                                                                  24,349           955,942
   Luminex*                                                                                     11,017           226,400
   Pharmaceutical Product Development                                                            5,739           246,203
   Techne*                                                                                      14,952         1,157,135
                                                                                                         ---------------
                                                                                                               6,758,996
MACHINERY (5.0%)
   Actuant - Class A                                                                            12,700           398,145
   AGCO*                                                                                        33,128         1,736,238
   Albany International - Class A                                                               10,549           305,921
   Ampco-Pittsburgh                                                                              1,608            71,524
   Astec Industries*                                                                             2,482            79,771
   Blount International*                                                                         8,121            94,285
   Briggs & Stratton                                                                            50,400           639,072
   Columbus McKinnon*                                                                            1,385            33,351
   ESCO Technologies*                                                                            4,200           197,064
   Flowserve                                                                                     3,444           470,795
   Force Protection*                                                                            48,407           160,227
   Gencor Industries*                                                                            8,906            92,979
   Gorman-Rupp                                                                                   1,038            41,354
   Graham                                                                                        1,973           146,219
   Hardinge                                                                                      7,945           104,636
   Joy Global                                                                                   15,948         1,209,337
   Kadant*                                                                                       4,122            93,157
   Kennametal                                                                                    1,578            51,364
   Lincoln Electric Holdings                                                                     3,455           271,909
   Mueller Water Products - Class B                                                             11,302            96,519
   Nordson                                                                                         389            28,354
   Peerless Manufacturing*                                                                       5,572           261,160
   Pentair                                                                                      15,472           541,829
   Robbins & Myers                                                                                 803            40,046
   SPX                                                                                           5,808           765,088
   Sun Hydraulics                                                                                2,390            77,125
   Thermadyne Holdings*                                                                          1,641            24,254
   Timken                                                                                       42,348         1,394,943
   Twin Disc                                                                                     4,680            97,952
   Wabtec                                                                                       26,115         1,269,711
                                                                                                         ---------------
                                                                                                              10,794,329
MARINE (0.6%)
   Alexander & Baldwin                                                                           8,421           383,577
   American Commercial Lines*                                                                    4,229            46,223
   Kirby*                                                                                       15,873           761,904
                                                                                                         ---------------
                                                                                                               1,191,704

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
28               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA (1.5%)
   Central European Media Enterprises Ltd. - Class A*                                            6,823   $       617,686
   CKX*                                                                                          5,732            50,155
   Discovery Holding Co. - Class A*                                                              5,640           123,855
   DreamWorks Animation SKG - Class A*                                                          18,583           553,959
   Getty Images*                                                                                12,093           410,316
   Harte-Hanks                                                                                   4,152            47,540
   Liberty Media*                                                                                6,736           163,213
   Morningstar*                                                                                 16,564         1,193,105
   RH Donnelley*                                                                                14,992            44,976
                                                                                                         ---------------
                                                                                                               3,204,805
METALS & MINING (1.5%)
   AK Steel Holding                                                                             18,564         1,280,916
   AM Castle                                                                                     3,278            93,784
   Carpenter Technology                                                                          1,761            76,868
   Century Aluminum*                                                                             2,358           156,783
   Cleveland-Cliffs                                                                              5,658           674,377
   Haynes International*                                                                         4,416           254,141
   Royal Gold                                                                                   10,216           320,374
   RTI International Metals*                                                                     2,342            83,422
   Southern Copper                                                                               1,169           124,650
   Steel Dynamics                                                                                5,182           202,461
   Titanium Metals                                                                               4,392            61,444
                                                                                                         ---------------
                                                                                                               3,329,220
MULTI-UTILITIES (1.9%)
   Black Hills                                                                                  21,593           692,272
   NorthWestern                                                                                 51,225         1,302,139
   NSTAR                                                                                        46,480         1,571,954
   OGE Energy                                                                                    4,557           144,502
   SCANA                                                                                         8,323           307,951
                                                                                                         ---------------
                                                                                                               4,018,818
OFFICE ELECTRONICS (0.1%)
   Zebra Technologies - Class A*                                                                 4,990           162,874
                                                                                                         ---------------
OIL, GAS & CONSUMABLE FUELS (9.8%)
   Arch Coal                                                                                    12,437           933,148
   Arena Resources*                                                                             12,734           672,610
   ATP Oil & Gas*                                                                                9,653           381,004
   BP Prudhoe Bay Royalty Trust                                                                 17,619         1,821,100
   Buckeye Partners                                                                              5,664           242,249
   Cabot Oil & Gas                                                                               2,588           175,285
   Carrizo Oil & Gas*                                                                            3,283           223,539
   Cimarex Energy                                                                               10,864           756,895
   Continental Resources*                                                                        5,723           396,718
   Denbury Resources*                                                                           33,400         1,219,100
   Endeavour International*                                                                     34,997            75,943
   EV Energy Partner                                                                             5,474           160,224
   Forest Oil*                                                                                   9,731           724,960
   Foundation Coal Holdings                                                                      6,144           544,236
   GMX Resources*                                                                                6,996           518,404
   Gulfport Energy*                                                                             14,242           234,566
   Hugoton Royalty Trust                                                                        46,270         1,711,990
   Kinder Morgan Management LLC(1)*                                                             34,453         1,855,294
   K-Sea Transportation Partners(1)                                                              1,239            39,487
   Massey Energy                                                                                 8,365           784,219

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       29

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - CONTINUED
   Newfield Exploration*                                                                        29,153   $     1,902,233
   NuStar GP Holdings LLC (1)                                                                    2,267            49,126
   PetroHawk Energy*                                                                             2,800           129,668
   Pioneer Natural Resources                                                                     9,865           772,232
   Plains Exploration & Production*                                                             20,025         1,461,224
   Quicksilver Resources*                                                                       12,819           495,326
   Range Resources                                                                               2,053           134,554
   Southwestern Energy*                                                                         30,633         1,458,437
   Stone Energy*                                                                                 1,736           114,420
   Ultra Petroleum*                                                                              5,516           541,671
   W&T Offshore                                                                                  6,435           376,512
   Williams Partners                                                                             3,198           105,054
                                                                                                         ---------------
                                                                                                              21,011,428
PAPER & FOREST PRODUCTS (0.1%)
   Deltic Timber                                                                                 5,019           268,567
                                                                                                         ---------------
PERSONAL PRODUCTS (0.2%)
   American Oriental Bioengineering*                                                             5,684            56,101
   Avon Products                                                                                 1,807            65,088
   Bare Escentuals*                                                                              7,342           137,516
   Inter Parfums                                                                                   632             9,480
   NBTY*                                                                                         2,164            69,378
                                                                                                         ---------------
                                                                                                                 337,563
PHARMACEUTICALS (2.0%)
   Alpharma - Class A*                                                                          10,361           233,433
   Bentley Pharmaceuticals*                                                                      5,013            80,960
   Cadence Pharmaceuticals*                                                                      7,391            45,011
   Endo Pharmaceuticals Holdings*                                                               64,338         1,556,336
   King Pharmaceuticals*                                                                        19,914           208,499
   Medicis Pharmaceutical - Class A                                                             31,446           653,448
   Noven Pharmaceuticals*                                                                       34,543           369,265
   Obagi Medical Products*                                                                      11,569            98,915
   Pain Therapeutics*                                                                           22,373           176,747
   Perrigo                                                                                      19,408           616,592
   Sepracor*                                                                                    11,490           228,881
                                                                                                         ---------------
                                                                                                               4,268,087
REAL ESTATE (3.5%)
   Alexandria Real Estate Equities                                                               1,558           151,656
   Anthracite Capital                                                                          101,088           711,660
   Anworth Mortgage Asset                                                                       28,742           187,110
   CapitalSource                                                                                14,708           162,965
   Capstead Mortgage                                                                            25,600           277,760
   Entertainment Properties Trust                                                               12,783           631,992
   Investors Real Estate Trust                                                                  15,501           147,880
   Jer Investors Trust                                                                          47,505           299,281
   Jones Lang LaSalle                                                                            1,673           100,698
   Medical Properties Trust                                                                     15,846           160,361
   MFA Mortgage Investments                                                                    148,826           970,346
   National Retail Properties                                                                   21,234           443,791
   Nationwide Health Properties                                                                  9,410           296,321
   NorthStar Realty Finance                                                                     59,800           497,536
   Omega Healthcare Investors                                                                   22,641           376,973
   Potlatch                                                                                     15,187           685,237

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
30               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - CONTINUED
   Public Storage                                                                               10,769   $       870,027
   Redwood Trust                                                                                 8,860           201,919
   Resource Capital                                                                             24,000           173,040
   Senior Housing Properties Trust                                                               3,046            59,488
                                                                                                         ---------------
                                                                                                               7,406,041
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
   Capital Trust                                                                                21,558           414,129
   Health Care REIT                                                                             24,025         1,069,112
   iStar Financial                                                                              17,721           234,095
                                                                                                         ---------------
                                                                                                               1,717,336
ROAD & RAIL (2.7%)
   CSX                                                                                          23,499         1,475,972
   JB Hunt Transport Services                                                                   30,620         1,019,034
   Kansas City Southern*                                                                        24,417         1,074,104
   Norfolk Southern                                                                              5,882           368,625
   Ryder System                                                                                 25,775         1,775,382
                                                                                                         ---------------
                                                                                                               5,713,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
   Analog Devices                                                                                1,225            38,918
   Cypress Semiconductor*                                                                       11,301           279,700
   Entegris*                                                                                    23,723           155,386
   Integrated Device Technology*                                                                24,422           242,755
   International Rectifier*                                                                      5,894           113,165
   Intersil - Class A                                                                           13,952           339,313
   MEMC Electronic Materials*                                                                      856            52,678
   Microsemi*                                                                                   21,971           553,230
   Monolithic Power Systems*                                                                    14,479           313,036
   Netlogic Microsystems*                                                                        3,320           110,224
   Omnivision Technologies*                                                                      4,426            53,510
   Sigma Designs*                                                                                1,907            26,488
   Silicon Laboratories*                                                                         6,639           239,602
   Standard Microsystems*                                                                       10,430           283,174
   Trident Microsystems*                                                                         8,413            30,707
   Varian Semiconductor Equipment Associates*                                                    7,565           263,413
   Veeco Instruments*                                                                           20,528           330,090
                                                                                                         ---------------
                                                                                                               3,425,389
SOFTWARE (2.8%)
   Activision*                                                                                   6,276           213,823
   Ansys*                                                                                       26,664         1,256,408
   Blackboard*                                                                                   9,351           357,489
   Cadence Design Systems*                                                                      34,042           343,824
   Citrix Systems*                                                                               2,008            59,055
   Electronic Arts*                                                                              5,636           250,408
   JDA Software Group*                                                                           5,299            95,912
   Macrovision Solutions*                                                                       70,653         1,056,969
   McAfee*                                                                                      38,765         1,319,173
   NAVTEQ*                                                                                       3,379           260,183
   Progress Software*                                                                            1,495            38,227
   SPSS*                                                                                         7,247           263,573
   Sybase*                                                                                       1,927            56,692
   Symyx Technologies*                                                                          17,400           121,452
   Synopsys*                                                                                    10,202           243,930
                                                                                                         ---------------
                                                                                                               5,937,118

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       31

================================================================================
                              SMALL TO MID CAP FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (0.6%)
   Aaron Rents                                                                                  14,759   $       329,568
   Pacific Sunwear of California*                                                                8,709            74,288
   Rent-A-Center - Class A*                                                                     32,501           668,545
   Zumiez*                                                                                      13,970           231,623
                                                                                                         ---------------
                                                                                                               1,304,024
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
   CROCS*                                                                                       15,291           122,481
   Deckers Outdoor*                                                                              1,059           147,413
   Iconix Brand Group*                                                                          42,975           519,138
   True Religion Apparel*                                                                        2,495            66,492
   Under Armour - Class A*                                                                       5,297           135,815
   Volcom*                                                                                       3,190            76,336
   Warnaco Group*                                                                                8,084           356,262
   Wolverine World Wide                                                                          1,131            30,164
                                                                                                         ---------------
                                                                                                               1,454,101
THRIFTS & MORTGAGE FINANCE (0.8%)
   Federal Agricultural Mortgage - Class C                                                      12,300           304,794
   Flushing Financial                                                                            6,045           114,553
   New York Community Bancorp                                                                   17,719           316,107
   Provident Financial Services                                                                 11,217           157,150
   TFS Financial                                                                                51,566           597,650
   United Financial Bancorp                                                                      7,094            79,240
   ViewPoint Financial Group                                                                     7,431           109,384
                                                                                                         ---------------
                                                                                                               1,678,878
TOBACCO (0.2%)
   Universal                                                                                     8,846           400,016
                                                                                                         ---------------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
   Aircastle Ltd.                                                                               55,100           463,391
   Kaman                                                                                        11,703           266,360
   Textainer Group Holdings Ltd.                                                                 9,711           189,656
                                                                                                         ---------------
                                                                                                                 919,407
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   TerreStar*                                                                                   12,505            49,770
   USA Mobility                                                                                 23,679           178,776
                                                                                                         ---------------
                                                                                                                 228,546

TOTAL COMMON STOCKS (IDENTIFIED COST $206,370,176)                                                           209,427,284
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (2.3%)                                        RATE        DATE         AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $ 5,034,000         5,034,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $5,034,270 collateralized by
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,034,000)                                                      5,034,000
                                                                                                         ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $211,404,176)(3)                                                 214,461,284
TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                       (90,636)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   214,370,648
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1) Securities considered Master Limited Partnership. At June 30, 2008, these securities amounted to $2,600,334 or 1.21% of net assets.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
32               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.5%)

AUSTRALIA (2.2%)
   Centennial Coal Ltd.                                                                        191,360   $     1,027,141
   MacArther Coal Ltd.                                                                          75,629         1,222,909
   Orica Ltd.                                                                                   49,702         1,395,829
   United Group Ltd.                                                                            56,738           669,457
                                                                                                         ---------------
                                                                                                               4,315,336
AUSTRIA (1.8%)
   Raiffeisen International Bank Holding AG                                                     27,502         3,514,164
                                                                                                         ---------------
BELGIUM (1.2%)
   Delhaize Group                                                                               35,513         2,389,933
                                                                                                         ---------------
BRAZIL (4.2%)
   Bovespa Holding SA                                                                           60,957           753,213
   Cia de Bebidas das Americas                                                                  17,932         1,135,992
   Cia de Saneamento de Minas Gerais                                                            67,455         1,251,521
   Petroleo Brasileiro SA - Class A - ADR                                                       37,124         2,151,336
   Unibanco - Uniao de Bancos Brasileiros SA                                                    14,726         1,869,171
   Vivo Participacoes SA - ADR*                                                                174,108         1,107,327
                                                                                                         ---------------
                                                                                                               8,268,560
CANADA (1.6%)
   Equinox Minerals Ltd.*                                                                      319,949         1,435,216
   Oilexco*                                                                                     93,445         1,761,586
                                                                                                         ---------------
                                                                                                               3,196,802
CHINA (0.7%)
   KWG Property Holding Ltd.                                                                   780,000           560,208
   PetroChina Co. Ltd. - Class H                                                               686,552           889,328
                                                                                                         ---------------
                                                                                                               1,449,536
EGYPT (1.0%)
   Orascom Telecom Holding SAE - GDR                                                             8,546           549,870
   Orascom Telecom Holding SAE                                                                  23,476         1,502,464
                                                                                                         ---------------
                                                                                                               2,052,334
FINLAND (0.9%)
   Kone OYJ - Class B                                                                           51,760         1,820,286
                                                                                                         ---------------
FRANCE (7.8%)
   Air France-KLM                                                                               90,988         2,182,887
   Electricite de France                                                                        28,310         2,689,102
   Saft Groupe SA                                                                               38,582         1,682,997
   Societe Generale                                                                             48,236         4,198,364
   Total SA                                                                                     55,408         4,727,526
                                                                                                         ---------------
                                                                                                              15,480,876
GERMANY (6.6%)
   Allianz SE                                                                                   13,889         2,446,601
   Daimler AG                                                                                   56,598         3,499,732
   Deutsche Post AG                                                                             71,165         1,859,674
   Fresenius Medical Care AG & KGaA                                                             53,706         2,959,900
   Hypo Real Estate Holding AG                                                                  50,372         1,417,826
   Kloeckner & Co. AG                                                                           17,487           997,621
                                                                                                         ---------------
                                                                                                              13,181,354
GREAT BRITAIN (6.6%)
   BBA Aviation PLC                                                                            583,293         1,472,522
   Carnival PLC                                                                                 84,601         2,704,442
   International Power PLC                                                                     299,475         2,576,745

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     33

================================================================================
                            INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
   Invista Real Estate Investment Management Holdings PLC                                      722,720   $       730,522
   Raymarine PLC                                                                               193,098           499,013
   SIG PLC                                                                                      92,588           991,197
   Tanfield Group PLC*                                                                       1,153,468           729,418
   Whitbread PLC                                                                               141,691         3,476,803
                                                                                                         ---------------
                                                                                                              13,180,662
GREECE (1.4%)
   National Bank of Greece SA                                                                   60,354         2,719,179
                                                                                                         ---------------
HONG KONG (4.7%)
   Cheung Kong Holdings Ltd.                                                                    99,665         1,343,421
   Citic Pacific Ltd.                                                                          196,000           722,705
   Hutchison Telecommunications International Ltd.*                                          1,350,236         1,915,278
   Jardine Matheson Holdings Ltd.                                                              114,300         3,543,300
   Keck Seng Investments                                                                     1,350,000           796,450
   Kerry Properties Ltd.                                                                       203,548         1,069,024
                                                                                                         ---------------
                                                                                                               9,390,178
INDIA (0.3%)
   State Bank of India Ltd.                                                                      9,567           514,705
                                                                                                         ---------------
INDONESIA (0.4%)
   Telekomunikasi Indonesia Tbk                                                              1,098,000           869,821
                                                                                                         ---------------
ITALY (11.4%)
   Astaldi SpA                                                                                 145,865         1,205,515
   Banco Popolare Scarl                                                                        188,548         3,348,060
   Danieli & Co. SpA                                                                           163,483         3,883,506
   Enia SpA                                                                                    160,383         2,008,448
   Fondiaria-Sai SpA                                                                           158,773         3,546,674
   Marazzi Group SpA                                                                           276,092         3,098,885
   Mediaset SpA                                                                                180,013         1,186,645
   UniCredito Italiano SpA                                                                     725,268         4,438,448
                                                                                                         ---------------
                                                                                                              22,716,181
JAPAN (11.6%)
   Asahi Glass Co. Ltd.                                                                         91,000         1,100,640
   Central Japan Railway                                                                           286         3,152,035
   Daiwa Securities Group                                                                      154,000         1,415,825
   Ibiden Co. Ltd.                                                                              14,900           541,767
   Isuzu Motors Ltd.                                                                           362,000         1,742,483
   Itochu                                                                                      316,000         3,366,579
   Japan Tobacco                                                                                   867         3,699,614
   Mitsubishi Estate Co. Ltd.                                                                   92,000         2,105,878
   Sumco                                                                                        79,080         1,750,546
   Sumitomo Heavy Industries Ltd.                                                              290,000         1,964,111
   Sumitomo Mitsui Financial Group                                                                 178         1,339,695
   T&D Holdings                                                                                 14,850           913,437
                                                                                                         ---------------
                                                                                                              23,092,610
KAZAKHSTAN (2.1%)
   KazMunaiGas Exploration Production                                                          137,155         4,279,236
                                                                                                         ---------------
MEXICO (1.4%)
   America Movil SAB de CV - ADR                                                                18,229           961,580
   Coca-Cola Femsa SAB de CV - ADR                                                              14,033           791,321
   Grupo Televisa SA - ADR                                                                      44,177         1,043,460
                                                                                                         ---------------
                                                                                                               2,796,361

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
34               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
NETHERLANDS (2.5%)
   Royal Dutch Shell PLC - Class A                                                             119,365   $     4,904,597
                                                                                                         ---------------
NORWAY (2.1%)
   Marine Harvest*                                                                           2,679,659         1,968,983
   Telenor ASA                                                                                 119,251         2,244,493
                                                                                                         ---------------
                                                                                                               4,213,476
PHILIPPINES (0.4%)
   Ayala Land                                                                                3,812,620           816,625
                                                                                                         ---------------
RUSSIA (1.0%)
   Rosneft Oil                                                                                 177,029         2,053,536
                                                                                                         ---------------
SINGAPORE (2.1%)
   City Developments Ltd.                                                                      140,000         1,117,859
   IndoFood Agricultural Resources Ltd.*                                                       632,831         1,186,471
   Singapore Telecommunications Ltd.                                                           703,000         1,871,083
                                                                                                         ---------------
                                                                                                               4,175,413
SOUTH AFRICA (1.1%)
   Impala Platinum Holdings Ltd.                                                                52,939         2,094,379
                                                                                                         ---------------
SOUTH KOREA (0.6%)
   Samsung Fire & Marine Insurance Ltd.                                                          5,633         1,176,402
                                                                                                         ---------------
SPAIN (5.4%)
   Banco Santander SA                                                                          208,992         3,839,394
   Corp. Dermoestetica*                                                                        103,287           697,534
   Sol Melia SA                                                                                249,880         2,698,471
   Telefonica SA                                                                               134,669         3,578,510
                                                                                                         ---------------
                                                                                                              10,813,909
SWEDEN (1.3%)
   Modern Times Group AB - Class B                                                              42,972         2,530,452
                                                                                                         ---------------
SWITZERLAND (7.2%)
   Bank Sarasin & Compagnie AG                                                                  47,700         2,145,683
   Compagnie Financiere Richemont SA                                                            47,095         2,623,305
   Julius Baer Holding AG                                                                       40,913         2,763,580
   Roche Holding AG                                                                             21,013         3,785,014
   Zurich Financial Services AG                                                                 11,723         3,001,042
                                                                                                         ---------------
                                                                                                              14,318,624
TAIWAN (1.0%)
   Cathay Financial Holding Co. Ltd.                                                            42,483           923,580
   Taiwan Semiconductor Manufacturing Co. Ltd.                                                  91,094           993,836
                                                                                                         ---------------
                                                                                                               1,917,416

THAILAND (0.6%)
   Bangkok Bank PCL                                                                            341,400         1,223,290
                                                                                                         ---------------
TURKEY (2.3%)
   Aksigorta AS                                                                                713,508         2,402,266
   Anadolu Efes Biracilik Ve Malt Sanayii AS                                                   232,208         2,011,445
   Turkcell Iletisim Hizmet AS                                                                  19,739           112,914
                                                                                                         ---------------
                                                                                                               4,526,625
UNITED ARAB EMIRATES (1.0%)
   DP World Ltd.                                                                             2,276,140         1,957,480
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $206,705,969)                                                           191,950,338
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUND (1.6%)

UNITED STATES (1.6%)
   iShares MSCI Taiwan Index Fund                                                              228,416   $     3,227,518
                                                                                                         ---------------

TOTAL EXCHANGE TRADED FUND (IDENTIFIED COST $3,566,803)                                                        3,227,518
                                                                                                         ---------------

                                                            INTEREST        MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (0.2%)                                 RATE            DATE           AMOUNT          VALUE

   STATE STREET REPURCHASE AGREEMENT                         1.840%        07/01/2008    $     472,000           472,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $472,024 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $472,000)                                                          472,000
                                                                                                         ---------------

TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $210,744,772)(2)                                                  195,649,856
TOTAL OTHER ASSETS LESS LIABILITIES (1.7%)                                                                     3,283,092
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   198,932,948
                                                                                                         ===============

-------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FORWARD CURRENCY CONTRACTS                                                      CONTRACT       UNREALIZED
                                                            DELIVERY       CONTRACTED       VALUE AT      APPRECIATION/
CONTRACT DESCRIPTION                                          DATE           AMOUNT      JUNE 30, 2008    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
Hong Kong Dollar (HKD)                                     07/02/2008      $   59,930    $      59,819   $           111
Japanese Yen (JPY)                                         07/01/2008          44,133           44,079                54
Japanese Yen (JPY)                                         07/01/2008         248,658          249,184              (526)
                                                                                                         ---------------
                                                                                                                    (361)

CONTRACTS TO SELL
Japanese Yen (JPY)                                         07/02/2008         171,146          170,856               290
                                                                                                         ---------------
                                                                                                         $           (71)
                                                                                                         ===============

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------------------------------------------------
Financials                                                    31.5%
Industrials                                                   19.2%
Consumer Discretionary                                        11.4%
Energy                                                        11.1%
Telecommunication Services                                     7.5%
Consumer Staples                                               6.1%
Utilities                                                      4.4%
Healthcare                                                     3.8%
Materials                                                      3.1%
Information Technology                                         1.9%

--------------------------------------------------------------------------------
*     Non-income producing security.
+     Percentage based on total investments.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
36               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (21.6%)

BEVERAGES (1.4%)
   Anheuser-Busch                                                                               11,600   $       720,592
                                                                                                         ---------------
CHEMICALS (5.2%)
   EI Du Pont de Nemours                                                                        28,600         1,226,654
   Praxair                                                                                      15,000         1,413,600
                                                                                                         ---------------
                                                                                                               2,640,254
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
   AT&T                                                                                         15,300           515,457
                                                                                                         ---------------
ELECTRICAL EQUIPMENT (1.5%)
   Emerson Electric                                                                             15,200           751,640
                                                                                                         ---------------
ENERGY EQUIPMENT & SERVICES (1.1%)
   Hallibutron                                                                                   5,800           307,806
   Schlumberger                                                                                  2,600           279,318
                                                                                                         ---------------
                                                                                                                 587,124
FOOD & STAPLES RETAILING (2.5%)
   Sysco                                                                                        46,750         1,286,093
                                                                                                         ---------------
INSURANCE (1.2%)
   Aflac                                                                                        10,000           628,000
                                                                                                         ---------------
IT SERVICES (1.0%)
   Paychex                                                                                      15,600           487,968
                                                                                                         ---------------
MACHINERY (2.3%)
   Eaton                                                                                        14,050         1,193,828
                                                                                                         ---------------
MULTI-LINE RETAIL (1.1%)
   JC Penney                                                                                    15,000           544,350
                                                                                                         ---------------
OIL, GAS & CONSUMABLE FUELS (1.2%)
   Petroleo Brasileiro SA - ADR                                                                  9,000           637,470
                                                                                                         ---------------
PHARMACEUTICALS (2.1%)
   Novo Nordisk A                                                                               16,000         1,056,000
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $11,400,009)                                                             11,048,776
                                                                                                         ---------------

EXCHANGE TRADED FUNDS (75.0%)
   iPath MSCI India Index*                                                                       7,500           393,975
   iShares S&P MidCap 400 Growth Index Fund                                                     89,500         7,921,645
   Market Vectors Steel Index                                                                    4,000           424,000
   PowerShares Dynamic Mid Cap Growth Portfolio                                                399,050         8,691,309
   Rydex Russell Top 50                                                                         27,500         2,568,225
   Rydex S&P 500 Pure Growth                                                                   116,500         4,055,365
   Rydex S&P Equal Weight Healthcare                                                            10,200           521,016
   Rydex S&P Midcap 400 Pure Growth                                                             50,000         2,771,500
   SPDR Trust Series(1)                                                                         40,317         5,159,770
   Ultra S&P 500 ProShares                                                                      82,000         5,054,480
   UltraShort Basic Materials ProShares                                                         27,500           793,375
                                                                                                         ---------------
                                                                                                              38,354,660

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $40,980,105)                                                     38,354,660
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                                TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.6%)

   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $   840,000   $       840,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $840,043 collateralized by
   U.S. Government Agency Securities)(1)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $840,000)                                                          840,000
                                                                                                         ---------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $53,220,114)(2)                                                    50,243,436
TOTAL OTHER ASSETS LESS LIABILITIES (1.8%)                                                                       932,461
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    51,175,897
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
38               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                           STRATEGIC ALTERNATIVES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS (42.2%)
   Barclays Asian and Gulf Currency Revaluation Note                                           113,000   $     5,730,230
   iShares Cohen & Steers Realty Majors Index Fund                                             226,000        16,981,640
   Market Vectors Coal Index                                                                    58,000         3,364,000
   Market Vectors Steel Index                                                                   29,000         3,074,000
   PowerShares DB Commodity Index Tracking Fund                                                 74,000         3,313,720
   PowerShares DB G10 Currency Harvest Fund                                                    103,800         2,804,676
   SPDR DJ Wilshire International Real Estate                                                  286,000        13,421,980
                                                                                                         ---------------
                                                                                                              48,690,246

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $61,142,639)                                                     48,690,246
                                                                                                         ---------------
EXCHANGE TRADED NOTE (17.3%)
   iPath Optimized Currency Carry                                                              398,800        20,027,736
                                                                                                         ---------------
TOTAL EXCHANGE TRADED NOTE (IDENTIFIED COST $19,971,281)                                                      20,027,736
                                                                                                         ---------------
INVESTMENT COMPANIES (9.5%)
   Accessor U.S. Government Money(3)                                                        11,000,000        11,000,000
                                                                                                         ---------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,000,000)                                                      11,000,000
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE

STRUCTURED NOTES (15.1%)
   Lehman Brothers - Linked to S&P CIT Index(2)                     2.321%    02/09/2009   $ 5,000,000         6,309,000
   Svensk Exportkredit AB MTN - Linked to
      S&P Commodities Trends Index(2)                               0.000%      04/29/09     3,000,000         2,863,200
   Svensk Exportkredit AB MTN - Linked to
      DB Balanced Currency Harvest Index(2)                         0.000%      04/28/11     8,000,000         8,175,200
                                                                                                         ---------------
TOTAL STRUCTURED NOTE (IDENTIFIED COST $5,000,000)                                                            17,347,400
                                                                                                         ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES (16.6%)
FEDERAL FARM CREDIT BANK (FFCB) (8.7%)
   FFCB(1)                                                          2.401%    06/22/2010    10,000,000         9,992,410
                                                                                                         ---------------
FEDERAL HOME LOAN BANK (FHLB) (7.9%)
   FHLB(1)                                                          2.402%    08/13/2009     8,000,000         7,997,704
   FHLB                                                             3.750%    02/15/2011     1,176,471         1,176,565
                                                                                                         ---------------
                                                                                                               9,174,269

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(IDENTIFIED COST $19,189,295)                                                                                 19,166,679
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      39

================================================================================
                           STRATEGIC ALTERNATIVES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7%)

   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $ 1,930,000   $     1,930,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $1,930,099 collateralized by
   U.S. Government Agency Securities)(4)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,930,000)                                                      1,930,000
                                                                                                         ---------------

TOTAL INVESTMENTS (102.4%) (IDENTIFIED COST $118,233,215)(5)                                                 118,162,061
TOTAL LIABILITIES LESS OTHER ASSETS (-2.4%)                                                                   (2,732,203)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   115,429,858
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2) Fair Valued security under procedures established by the Fund's Board of Directors.
(3)   Investment in an affiliated company.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
40               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (97.2%)

AEROSPACE & DEFENSE (0.7%)
   L-3 Communications                                                7.625%    06/15/2012   $   500,000   $      505,000
                                                                                                          --------------
AUTOMOBILES (2.0%)
   Ford Motor                                                        9.500%    09/15/2011     1,000,000          807,500
   General Motors                                                    8.800%    03/01/2021     1,000,000          587,500
                                                                                                          --------------
                                                                                                               1,395,000
COMPUTERS & PERIPHERALS (0.6%)
   Seagate Technology HDD                                            6.800%    10/01/2016       500,000          456,250
                                                                                                          --------------
CONSUMER FINANCE (2.0%)
   Ford Motor Credit LLC                                             8.000%    12/15/2016     1,000,000          726,762
   GMAC LLC                                                          6.750%    12/01/2014     1,000,000          660,445
                                                                                                          --------------
                                                                                                               1,387,207
ELECTRIC UTILITIES (4.9%)
   Aquila                                                            9.950%    02/01/2011     1,000,000        1,027,718
   Mirant Americas Generation LLC(2)                                 8.500%    10/01/2021       500,000          466,250
   PSEG Energy Holdings LLC                                          8.500%    06/15/2011     1,000,000        1,048,871
   Texas Competitive Electric Holdings LLC(2)                       10.500%    11/01/2016     1,000,000          967,500
                                                                                                          --------------
                                                                                                               3,510,339
ELECTRICAL EQUIPMENT (1.4%)
   Sanmina-SCI(1,2)                                                  5.526%    06/15/2010     1,000,000          990,000
                                                                                                          --------------
FINANCE-OTHER (2.9%)
   ASG Consolidated LLC(3)                                          11.550%    11/01/2011     1,000,000          925,000
   Fairfax Financial Holdings                                        7.375%    04/15/2018       500,000          455,000
   Nuveen Investments                                                5.500%    09/15/2015     1,000,000          715,000
                                                                                                          --------------
                                                                                                               2,095,000
FOOD & STAPLES RETAILING (0.7%)
   Supervalu                                                         7.500%    11/15/2014       500,000          500,625
                                                                                                          --------------
HEALTH CARE PROVIDERS & SERVICES (3.9%)
   Community Health Systems                                          8.875%    07/15/2015     1,000,000        1,006,250
   HCA                                                               6.375%    01/15/2015     1,000,000          830,000
   Tenet Healthcare                                                  7.375%    02/01/2013     1,000,000          940,000
                                                                                                          --------------
                                                                                                               2,776,250
HOTELS, RESTAURANTS & LEISURE (0.7%)
   Vail Resorts                                                      6.750%    02/15/2014       500,000          472,500
                                                                                                          --------------
INDUSTRIAL - AUTOMOTIVE (1.3%)
   Goodyear Tire & Rubber                                            7.857%    08/15/2011       500,000          496,875
   Visteon                                                           8.250%    08/01/2010       500,000          445,000
                                                                                                          --------------
                                                                                                                 941,875
INDUSTRIAL - BASIC (2.7%)
   Nalco Finance Holdings(3)                                         9.988%    02/01/2009     1,000,000          920,000
   Owens Brockway Glass Container                                    8.250%    05/15/2013       500,000          512,500
   PolyOne                                                           8.875%    05/01/2012       500,000          500,000
                                                                                                          --------------
                                                                                                               1,932,500
INDUSTRIAL - CAPITAL GOODS (4.3%)
   Allied Waste                                                      7.375%    04/15/2014     1,000,000        1,015,000
   BE Aerospace                                                      8.500%    07/01/2018       500,000          503,125
   Columbus McKinnon                                                 8.875%    11/01/2013       500,000          515,000
   Metals USA                                                       11.125%    12/01/2015       500,000          520,000
   Terex                                                             8.000%    11/15/2017       500,000          496,250
                                                                                                          --------------
                                                                                                               3,049,375

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     41

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - ENERGY (14.2%)
   Chesapeake Energy                                                 6.500%    08/15/2017   $ 1,000,000   $      935,000
   CIE Generale Geophysique                                          7.750%    05/15/2017     1,000,000        1,001,250
   Dynegy Holdings                                                   7.125%    05/15/2018     1,000,000          870,000
   El Paso                                                           7.250%    06/01/2018       500,000          492,500
   Hornbeck Offshore Services                                        6.125%    12/01/2014     1,000,000          960,000
   KCS Energy                                                        7.125%    04/01/2012     1,000,000          960,000
   MarkWest Energy Partners(2)                                       8.750%    04/15/2018       500,000          511,250
   Newfield Exploration                                              6.625%    09/01/2014       500,000          470,000
   NRG Energy                                                        7.375%    01/15/2017     1,000,000          945,000
   Parker Drilling                                                   9.625%    10/01/2013       500,000          525,000
   Plains Exploration & Production                                   7.000%    03/15/2017     1,000,000          960,000
   Reliant Energy                                                    7.625%    06/15/2014       500,000          487,500
   Swift Energy                                                      7.625%    07/15/2011       500,000          497,500
   Targa Resources Partners(2)                                       8.250%    07/01/2016       500,000          482,500
                                                                                                          --------------
                                                                                                              10,097,500
INDUSTRIAL - ENTERTAINMENT (1.2%)
   Royal Caribbean Cruises                                           7.250%    03/15/2018     1,000,000          847,500
                                                                                                          --------------
INDUSTRIAL - GAMING (1.8%)
   MGM Mirage                                                        5.875%    02/27/2014     1,000,000          810,000
   River Rock Entertainment                                          9.750%    11/01/2011       500,000          500,000
                                                                                                          --------------
                                                                                                               1,310,000
INDUSTRIAL - HEALTH CARE (4.3%)
   AMR HoldCo                                                       10.000%    02/15/2015     1,000,000        1,060,000
   DaVita                                                            6.625%    03/15/2013     1,000,000          960,000
   Healthsouth                                                      10.750%    06/15/2016       500,000          537,500
   Universal Hospital Services                                       8.500%    06/01/2015       500,000          500,000
                                                                                                          --------------
                                                                                                               3,057,500
INDUSTRIAL - MEDIA CABLE (4.7%)
   Cablevision Systems                                               8.000%    04/15/2012     1,000,000          945,000
   CCH I Holdings LLC                                               10.000%    05/15/2014     1,000,000          560,000
   DirecTV Holdings LLC                                              6.375%    06/15/2015       500,000          468,750
   Echostar                                                          6.625%    10/01/2014     1,000,000          925,000
   Mediacom LLC                                                      9.500%    01/15/2013       500,000          471,250
                                                                                                          --------------
                                                                                                               3,370,000
INDUSTRIAL - MEDIA - NON-CABLE (1.1%)
   Marquee Holdings                                                 12.000%    08/15/2014     1,000,000          785,000
                                                                                                          --------------
INDUSTRIAL - OTHER (12.0%)
   Corrections Corp of America                                       6.250%    03/15/2013       500,000          481,250
   Education Management LLC                                         10.250%    06/01/2016     1,000,000          920,000
   Georgia-Pacific LLC                                               9.500%    12/01/2011       500,000          508,125
   Graphic Packaging International                                   9.500%    08/15/2013     1,000,000          955,000
   Hawker Beechcraft Acquisition LLC                                 8.875%    04/01/2015       500,000          502,500
   NewPage                                                          12.000%    05/01/2013     1,000,000        1,015,000
   Rock-Tenn                                                         5.625%    03/15/2013       500,000          462,500
   Rockwood Specialties                                              7.500%    11/15/2014       500,000          491,250
   RSC Equipment Rental                                              9.500%    12/01/2014     1,000,000          835,000
   Ryerson(2)                                                       12.000%    11/01/2015     1,000,000          997,500
   Service International                                             7.500%    04/01/2027     1,000,000          850,000
   Steel Dynamics(2)                                                 7.750%    04/15/2016       500,000          497,500
                                                                                                          --------------
                                                                                                               8,515,625

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
42               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - OTHER CONSUMER CYCLICALS (2.6%)
   Carrols                                                           9.000%    01/15/2013   $ 1,000,000   $      870,000
   Denny's Holdings                                                 10.000%    10/01/2012       500,000          485,000
   Land O' Lakes                                                     8.750%    11/15/2011       500,000          505,625
                                                                                                          --------------
                                                                                                               1,860,625
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (1.4%)
   Visant Holding(3)                                                11.551%    12/01/2008     1,000,000          970,000
                                                                                                          --------------
INDUSTRIAL - RETAILERS (3.8%)
   AmeriGas Partners                                                 7.125%    05/20/2016     1,000,000          927,500
   Expedia(2)                                                        8.500%    07/01/2016     1,000,000          977,500
   Neiman Marcus Group                                               9.000%    10/15/2015       500,000          493,750
   Rite Aid                                                         10.375%    07/15/2016       325,000          294,411
                                                                                                          --------------
                                                                                                               2,693,161
INDUSTRIAL - SERVICES (0.6%)
   CA(2)                                                             6.125%    12/01/2014       500,000          453,149
                                                                                                          --------------
INDUSTRIAL-TECHNOLOGY (2.2%)
   First Data                                                        5.625%    11/01/2011       250,000          145,000
   First Data(2)                                                     9.875%    09/24/2015       500,000          435,000
   Sungard Data Systems                                             10.250%    08/15/2015       500,000          502,500
   Unisys                                                            6.875%    03/15/2010       500,000          477,500
                                                                                                          --------------
                                                                                                               1,560,000
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (5.4%)
   Citizens Communications                                           6.625%    03/15/2015     1,000,000          907,500
   Nortel Networks Ltd.(2)                                          10.750%    07/15/2016       500,000          495,000
   Qwest Capital Funding                                             7.250%    02/15/2011     1,000,000          970,000
   Syniverse Technologies                                            7.750%    08/15/2013       500,000          470,000
   Time Warner Telecom Holdings                                      9.250%    02/15/2014       500,000          511,250
   Windstream                                                        8.625%    08/01/2016       500,000          501,250
                                                                                                          --------------
                                                                                                               3,855,000
INDUSTRIAL - TELECOMMUNICATION - WIRELESS (2.1%)
   Intelsat Jackson Holdings Ltd.                                    9.250%    06/15/2016       500,000          503,750
   MetroPCS Wireless                                                 9.250%    11/01/2014       500,000          481,250
   US Unwired                                                       10.000%    06/15/2012       500,000          511,250
                                                                                                          --------------
                                                                                                               1,496,250
MEDIA (2.3%)
   Clear Channel Communications                                      6.875%    06/15/2018     1,000,000          590,000
   Liberty Media LLC                                                 5.700%    05/15/2013       500,000          448,088
   RH Donnelley                                                      6.875%    01/15/2013     1,000,000          595,000
                                                                                                          --------------
                                                                                                               1,633,088
REAL ESTATE (2.0%)
   Felcor Lodging                                                    8.500%    06/01/2011     1,000,000          977,500
   Host Hotels & Resorts                                             7.125%    11/01/2013       500,000          465,000
                                                                                                          --------------
                                                                                                               1,442,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
   Conexant Systems(1)                                               6.426%    11/15/2010       957,000          953,411
                                                                                                          --------------
TELEVISION (1.4%)
   Sinclair Television Group                                         8.000%    03/15/2012       500,000          503,750
   Univision Communications                                          7.850%    07/15/2011       500,000          467,500
                                                                                                          --------------
                                                                                                                 971,250

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     43

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
   Levi Strauss                                                      9.750%    01/15/2015   $   500,000   $      502,500
                                                                                                          --------------
UTILITIES (4.0%)
   AES                                                               7.750%    03/01/2014     1,000,000          986,250
   Edison Mission Energy                                             7.200%    05/15/2019     1,000,000          932,500
   Suburban Propane Partners                                         6.875%    12/15/2013     1,000,000          945,000
                                                                                                          --------------
                                                                                                               2,863,750

TOTAL CORPORATE BONDS (IDENTIFIED COST $71,932,593)                                                           69,249,730
                                                                                                          --------------

SHORT-TERM INVESTMENTS (1.1%)

   STATE STREET REPURCHASE AGREEMENT                                 1.840%    07/01/2008       831,000          831,000
   DATED 06/30/2008 (Repurchase value                                                                     --------------
   $831,042 collateralized by
   U.S. Government Agency Securities)(4)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $831,000)                                                          831,000
                                                                                                          --------------

TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $72,763,593)(5)                                                    70,080,730
TOTAL OTHER ASSETS LESS LIABILITIES (1.7%)                                                                     1,187,461
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   71,268,191
                                                                                                          ==============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a step bond. Rate disclosed is the effective yield as of June 30, 2008.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
44               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.5%)
   Argent Securities(1)                                              2.793%    06/25/2036   $ 1,405,000   $      260,672
   Argent Securities(1)                                              2.773%    07/25/2036       360,000           79,438
   Attentus CDO Ltd.(2,9,12)                                         9.532%    10/11/2042       209,645            9,961
   Bear Stearns Commercial Mortgage Securities(1,2,6)                0.225%    11/11/2041    24,942,476          351,624
   Captec Franchise Trust(1,2,6,9,12)                                1.018%    10/25/2018     9,573,194          147,554
   CBC Insurance Revenue Securitization LLC(2,9,12)                  8.880%    02/15/2023     1,060,000          834,998
   CDO Repackaging Trust Series(1,2,12)                              4.513%    01/17/2036       312,626          203,241
   Centex Home Equity Company, LLC(1,2,12)                           5.983%    07/25/2034       358,387           28,671
   CNL Funding(1,2,6,12)                                             1.563%    09/18/2012     7,495,988          240,104
   Commercial Industrial Finance(1,2,9,12)                           6.682%    03/01/2021       260,000          133,160
   Falcon Franchise Loan(1,2,6,12)                                   2.681%    06/05/2020     3,432,553          480,290
   Falcon Franchise Loan(2,12)                                       4.856%    01/05/2025       510,167          445,055
   Falcon Franchise Loan(2)                                          7.074%    01/05/2025       250,000          123,114
   Falcon Franchise Loan(1,2,6,9,12)                                 3.324%    01/05/2023     2,757,741          165,464
   FFCA Secured Lending(2,12)                                        7.810%    10/18/2025       465,000          282,661
   Home Equity Mortgage Trust(3)                                     5.367%    07/25/2036       266,702          150,246
   Luxembourg Fund Holdings of KODIAK Currency(1,2,9,12)             4.270%    08/07/2037       617,532           91,932
   Orion Ltd. CDO(1,2,9,12)                                          5.949%    09/10/2046       607,906           30,272
   Restructured Asset Securities(1,2,12)                             3.900%    01/29/2022       600,000          180,000
   SACO I(1)                                                         2.923%    01/25/2037       500,000           15,111
                                                                                                          --------------
                                                                                                               4,253,568

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,425,055)                                                     4,253,568
                                                                                                          --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (45.4%)
   Banc of America                                                   4.429%    11/10/2039       860,000          833,583
   Banc of America Large Loan(1,2)                                   5.471%    03/15/2022     1,000,000          756,235
   Capco America Securitization Corp.(1,2,6)                         1.653%    10/15/2030    10,438,193           23,050
   CDO Repack SPC Ltd.(2,9,12)                                       7.110%    05/20/2030       385,000          166,505
   Collateralized Mortgage Securities                                9.450%    02/01/2017        15,022           16,137
   Commercial Mortgage(1,2)                                          7.186%    02/14/2034       720,000          711,774
   Countrywide Alternative Loan Trust                                6.000%    05/25/2036       184,694          162,226
   CS First Boston Mortgage Securities                               6.300%    11/15/2030       188,939          189,624
   Entertainment Properties Trust(2)                                 6.223%    02/15/2018       211,000          200,530
   FHLMC - Gold                                                      5.000%    06/01/2038     3,000,000        2,877,246
   FHLMC                                                             4.500%    03/15/2019       182,238          176,583
   FHLMC                                                             6.000%    02/15/2034       918,374          937,037
   FHLMC                                                             5.500%    10/15/2034       510,000          505,682
   FNMA(6)                                                           5.580%    06/01/2011     1,978,605        2,023,545
   FNMA                                                              5.500%    11/25/2032     1,771,000        1,792,065
   FNMA                                                              6.000%    03/01/2033       601,878          607,635
   FNMA(1)                                                           3.331%    05/01/2034       417,218          409,525
   FNMA(1,6,12)                                                      1.078%    02/25/2035     1,381,333           11,057
   FNMA                                                              5.500%    01/01/2037     4,359,108        4,309,983
   FNMA                                                              5.500%    02/01/2038    12,000,000       11,835,000
   FNMA(6,12)                                                        0.000%    06/17/2040    14,954,228            8,291
   GMAC Mortgage Corp. Loan Trust(1)                                 4.303%    12/19/2033     1,280,000        1,240,925
   GNMA Trust(1,6,12)                                                0.667%    01/16/2042     4,200,745           90,711
   GNMA(1,6,12)                                                      0.432%    08/16/2043    15,076,431          237,840
   JP Morgan Commercial Mortgage Securities                          4.475%    07/15/2041       605,725          592,976
   LB Commercial Conduit Mortgage Trust(1,6)                         0.900%    10/25/2026     3,235,534            2,860
   LB-UBS Commercial Mortgage Trust(1)                               4.333%    02/15/2037     1,014,000          895,044
   LB-UBS Commercial Mortgage Trust(1,2,6)                           0.044%    06/15/2038   283,960,552          435,908

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     45

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   LNR CDO Ltd.(2,9,12)                                              6.000%    02/28/2043   $   250,000   $       70,867
   Marathon Structured Finance CDO Ltd.(1,2,9,12)                    6.307%    07/26/2046       186,220           18,547
   Merrill Lynch Mortgage Investments(1,6.12)                        0.775%    11/15/2026    21,200,247          676,040
   Merrill Lynch Mortgage Investments(1)                             6.480%    11/15/2026        80,570           80,772
   Morgan Stanley Capital I(1,2)                                     7.108%    06/03/2030       750,000          749,308
   Salomon Brothers Mortgage Securities VII(1,2,6)                   0.399%    11/13/2011    48,147,945          980,899
   Washington Mutual(1)                                              5.613%    01/25/2036       711,232          620,449
                                                                                                          --------------
                                                                                                              35,246,459

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,791,052)                                       35,246,459
                                                                                                          --------------

COMMERCIAL PAPER (10.9%)

DIVERSIFIED FINANCIAL SERVICES (1.3%)
   Rabobank USA Financial                                            2.669%      09/29/08     1,000,000          993,375
                                                                                                          --------------
FINANCE - BANKING (3.7%)
   Barclays US Funding                                               2.698%      09/02/08     2,900,000        2,886,399
                                                                                                          --------------
FINANCE - BROKER RELATED (BROKERAGE) (3.7%)
   ING US Funding LLC                                                2.491%      08/08/08     2,900,000        2,892,408
                                                                                                          --------------
INDUSTRIAL - OTHER (2.2%)
   Societe Generale North America                                    1.561%      08/06/08     1,700,000        1,695,495
                                                                                                          --------------

TOTAL COMMERCIAL PAPER (IDENTIFIED COST $8,467,677)                                                            8,467,677
                                                                                                          --------------

CORPORATE BONDS (23.0%)

ELECTRIC UTILITIES (1.8%)
   Dominion Resources(1)                                             3.864%    06/17/2010       700,000          700,419
   FPL Group Capital(1)                                              3.694%    06/17/2011       700,000          705,910
                                                                                                          --------------
                                                                                                               1,406,329
FINANCE - BANKING (4.5%)
   Bank of America(4,5)                                              8.278%    07/17/2028     1,800,000          406,651
   Centura Bank                                                      6.500%    03/15/2009       195,000          198,598
   Centura Capital Trust(2,12)                                       8.845%    06/01/2027       350,000          356,809
   Colonial Bank NA Montgomery(2,12)                                 9.375%    06/01/2011       240,000          238,711
   HSBC Holdings PLC                                                 6.800%    06/01/2038     1,000,000          941,722
   HSBC(1)                                                           2.938%    09/29/2049       200,000          132,000
   John Deere Capital(1)                                             3.536%    06/10/2011     1,200,000        1,198,644
                                                                                                          --------------
                                                                                                               3,473,135
FINANCE - BROKER RELATED (BROKERAGE) (6.2%)
   Goldman Sachs Group                                               6.150%    04/01/2018     1,000,000          970,159
   Jefferies Group                                                   6.250%    01/15/2036       270,000          197,333
   JPMorgan Chase                                                    5.375%    10/01/2012     1,425,000        1,429,289
   Lehman Brothers Holdings                                          5.750%    04/25/2011       280,000          273,889
   Lehman Brothers Holdings                                          6.875%    05/02/2018     1,000,000          968,105
   Morgan Stanley                                                    6.625%    04/01/2018     1,000,000          991,175
                                                                                                          --------------
                                                                                                               4,829,950
FINANCE - OTHER (1.3%)
   American Express Credit                                           5.875%    05/02/2013       800,000          795,341
   NLV Financial(12)                                                 7.500%    08/15/2033       250,000          235,942
                                                                                                          --------------
                                                                                                               1,031,283

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
46               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CAPITAL GOODS (1.3%)
   Eaton                                                            6.500%    06/01/2025  $  1,000,000   $       998,910
                                                                                                         ---------------
INDUSTRIAL - ENERGY (2.1%)
   Suncor Energy                                                    6.850%    06/01/2039       400,000           408,124
   Sunoco                                                           9.000%    11/01/2024     1,050,000         1,260,336
                                                                                                         ---------------
                                                                                                               1,668,460
INDUSTRIAL - OTHER (1.8%)
   Canal Pointe LLC(1,2,9,12)                                       6.304%    06/25/2014     1,125,000           337,500
   Duane Park V Ltd.(1,2,9,12)                                      5.405%    09/25/2014     1,050,000           735,000
   Grand CDO(1,2,9,12)                                              8.803%    09/20/2016     1,000,000           318,000
                                                                                                         ---------------
                                                                                                               1,390,500
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (1.3%)
   GlaxoSmithKline Capital                                          6.375%    05/15/2038     1,000,000           992,632
                                                                                                         ---------------
INDUSTRIAL - TECHNOLOGY (0.6%)
   IBM                                                              7.000%    10/30/2025       410,000           439,950
                                                                                                         ---------------
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (1.5%)
   AT&T                                                             8.000%    11/15/2031     1,000,000         1,148,003
                                                                                                         ---------------
INDUSTRIAL - TRANSPORTATION (0.4%)
   Southwest Airlines                                               7.375%    03/01/2027       406,000           354,365
                                                                                                         ---------------
UTILITIES (0.2%)
   Entergy Arkansas                                                 4.500%    06/01/2010       150,000           149,126
                                                                                                         ---------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $19,964,289)                                                           17,882,643
                                                                                                         ---------------

MUNICIPAL BONDS (0.3%)
   Fort Walton Defense Housing(4,7)                                 5.206%    10/15/2009       250,000           236,478
                                                                                                         ---------------

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $236,174)                                                                 236,478
                                                                                                         ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES (14.8%)

FEDERAL HOME LOAN BANK (FHLB) (0.4%)
   FHLB                                                             4.500%    07/02/2015       360,000           359,216
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.5%)
   FHLMC(3)                                                         5.125%    07/18/2018       389,000           389,094
                                                                                                         ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.6%)
   FNMA                                                             5.500%    07/30/2025       450,000           440,346
                                                                                                         ---------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (0.6%)
   Small Business Administration                                    4.640%    05/01/2023       487,570           473,400
                                                                                                         ---------------
U.S. TREASURY BONDS & NOTES (12.7%)
   U.S. Treasury Note                                               2.125%    04/30/2010     2,000,000         1,985,468
   U.S. Treasury STRIP(4,11)                                        3.859%    11/15/2017    11,795,036         7,887,470
                                                                                                         ---------------
                                                                                                               9,872,938

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $11,777,616)                                     11,534,994
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      47

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                 CONTRACTS         VALUE
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS (0.0%)
   European Option on TBA, Expires September 2008, Strike Price $85(9,12)                    6,000,000   $           636
   European Option on TBA, Expires September 2008, Strike Price $74(9,12)                    3,000,000               309
                                                                                                         ---------------
                                                                                                                     945

TOTAL PURCHASED OPTIONS (0.0%) (IDENTIFIED COST $1,055)                                                              945
                                                                                                         ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $87,662,918)(8)                                                    77,622,764
                                                                                                         ---------------

                                                                                                              VALUE
WRITTEN OPTIONS (-0.0%)
   U.S. 10 Year, Expires September 2008, Strike Price $116 Call                                    (16)           (8,750)
   U.S. 10 Year, Expires September 2008, Strike Price $110 Put                                     (16)           (3,250)
                                                                                                         ---------------
                                                                                                                 (12,000)

TOTAL WRITTEN OPTIONS (-0.0%) (IDENTIFIED PROCEEDS $17,420)                                                      (12,000)
                                                                                                         ---------------

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                        93,225
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    77,703,989
                                                                                                         ===============
------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                                   INTEREST    DELIVERY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2008 (17.7%) (COST PAYABLE $13,732,031)
   FNMA                                                             5.000%    07/15/2038  $  5,000,000   $     4,792,190
   GNMA                                                             5.000%    07/01/2038     2,000,000         1,937,500
   GNMA                                                             5.000%    07/01/2038     1,000,000           968,750
   GNMA                                                             6.000%    07/21/2038     6,000,000         6,090,000
                                                                                                         ---------------
                                                                                                         $    13,788,440
                                                                                                         ===============
TBA SALE COMMITMENTS AT JUNE 30, 2008 (-24.0%) (PROCEEDS RECEIVABLE $18,416,250)
   FHLMC                                                            5.000%    07/01/2036    (3,000,000)       (2,874,375)
   FNMA                                                             5.500%    07/14/2038   (12,000,000)      (11,827,500)
   FNMA                                                             5.500%    07/14/2038    (4,000,000)       (3,942,500)
                                                                                                         ---------------
                                                                                                         $   (18,644,375)
                                                                                                         ===============

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                              UNREALIZED
                                                                                            UNITS PER     APPRECIATION/
TYPE                                                            EXPIRATION     CONTRACTS    CONTRACT      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   10 Year US Treasury Note Future (Buy)                         09/22/08            170         1,000   $       248,036
   5 Year US Treasury Note Future (Buy)                          09/22/08             52         1,000            33,719
   90 Day Euro Future (Buy)                                      12/17/08             48         2,500            13,000
   90 Day Euro Future (Buy)                                      03/16/09              2         2,500             2,125
   90 Day Euro Future (Buy)                                      06/18/09              1         2,500             1,013
   90 Day Euro Future (Buy)                                      09/15/09              9         2,500             7,650
   US Long Bond Future (Sell)                                    09/22/08            (55)        1,000          (134,609)
                                                                                                         ---------------
                                                                                                         $       170,934
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a step bond. Rate disclosed is the effective yield as of June 30, 2008.
(4) Represents a zero coupon bond. Rate disclosed is the effective yield as of June 30, 2008.
(5)   Security has a minimum coupon rate of 3.000%
(6)   Interest only security. Rate disclosed is yield to maturity.
(7) Securities are held in conjunction with a letter of credit or a liquidity agreement by a major commerical bank or financial institution.
(8)   See Note 6 for important tax information.
(9) Fair Valued security under procedures established by the Fund's Board of Directors.
(10)  Rate disclosed of the effective yield as of June 30, 2008.
(11)  Principal only security.
(12) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $6,778,043 or 8.7% of net assets.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
48                  SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (12.3%)

ASSET-BACKED SECURITIES (OTHER) (11.7%)
   Argent Securities(1)                                             2.773%    07/25/2036  $    455,000   $       100,401
   Bear Stearns Commercial Mortgage Securities                      5.064%    05/14/2016     1,000,000         1,013,542
   Bear Stearns Commercial Mortgage Securities(1,2)                 0.225%    11/11/2041    62,681,567           883,647
   Captec Franchise Trust(1,2,4,7,8)                                1.018%    10/25/2018    18,873,841           290,906
   CDO Repackaging Trust Series(1,2,8)                              4.513%    01/17/2036       609,620           396,320
   CNL Funding(1,2,4,8)                                             1.563%    09/18/2012     7,799,294           249,819
   Commercial Industrial Finance(1,2,7,8)                           6.682%    03/01/2021       650,000           332,899
   Countrywide Home Loan Mortgage Pass Through Trust                5.250%    12/25/2009       295,303           296,191
   Falcon Franchise Loan(1,2,4,8)                                   2.681%    06/05/2020     8,422,123         1,178,440
   Falcon Franchise Loan(2,7)                                       6.067%    01/05/2023       486,369           447,460
   Falcon Franchise Loan(2,8)                                       4.856%    01/05/2025       255,084           222,528
   Falcon Franchise Loan(1,2,4,7,8)                                 3.324%    01/05/2023     1,225,663            73,540
   Luxembourg Fund Holdings of KODIAK Currency(1,2,7,8)             4.270%    08/07/2037     1,029,220           153,219
   Orion Ltd. CDO(1,2,7,8)                                          5.949%    09/10/2046       340,087            16,936
   Restructured Asset Securities(1,2,8)                             3.900%    01/29/2022     1,550,000           465,000
   SACO I(1)                                                        2.923%    01/25/2037       700,000            21,155
                                                                                                         ---------------
                                                                                                               6,142,003

FINANCE - OTHER (0.6%)
   Centex Home Equity Company, LLC(1,2,8)                           5.983%    07/25/2034       255,991            20,479
   Home Equity Mortgage Trust(3)                                    5.367%    07/25/2036       549,900           309,786
                                                                                                         ---------------
                                                                                                                 330,265

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,983,179)                                                    6,472,268
                                                                                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (56.6%)
   Banc of America SST(2)                                           6.274%    10/11/2033     1,000,000           963,116
   Banc of America                                                  4.429%    11/10/2039       260,000           252,014
   Commercial Mortgage(1,2)                                         7.186%    02/14/2034       150,000           148,286
   Countrywide Alternative Loan Trust                               6.000%    05/25/2036     1,025,054           900,352
   CS First Boston Mortgage Securities                              6.300%    11/15/2030       151,545           152,095
   Entertainment Properties Trust(2)                                6.223%    02/15/2018       400,000           380,152
   FHLMC                                                            6.050%    08/15/2014     2,000,000         2,006,774
   FHLMC                                                            4.500%    03/15/2019       364,476           353,166
   FHLMC                                                            5.500%    10/15/2034     1,210,000         1,199,755
   First Union National Bank Commercial Mortgage                    6.423%    08/15/2033       466,845           478,270
   FNMA                                                             5.500%    11/25/2032       500,000           505,947
   FNMA(1,4,8)                                                      1.078%    02/25/2035     1,900,809            15,215
   FNMA                                                             5.500%    01/01/2037     3,269,331         3,232,487
   FNMA                                                             5.500%    02/01/2038    13,000,000        12,821,250
   FNMA(4,8)                                                        0.000%    06/17/2040    29,601,697            16,411
   GE Capital Commercial Mortgage                                   6.496%    01/15/2033       286,927           294,058
   GMAC Commercial Mortgage Securities(1)                           6.590%    05/15/2033       160,000           161,425
   GMAC Mortgage Corp. Loan Trust(1)                                4.303%    12/19/2033       250,000           242,368
   GNMA Trust(1,4,8)                                                0.667%    01/16/2042     9,769,444           210,962
   GNMA                                                             3.360%    08/16/2022       244,818           242,625
   Government Lease Trust(2)                                        4.000%    05/18/2011       877,041           867,778
   Harborview Mortgage Loan Trust(1)                                3.584%    06/19/2034        13,122            12,231
   LB-UBS Commercial Mortgage Trust                                 4.071%    09/15/2026       484,930           477,608
   Marathon Structured Finance CDO Ltd.(1,2,7,8)                    6.307%    07/26/2046     1,050,472           104,622
   Morgan Stanley Capital I(1,2)                                    7.108%    06/03/2030       250,000           249,769
   Preferred Term Securities XII(1,2,8)                             4.630%    03/24/2034       650,000           513,500

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      49

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   Salomon Brothers Mortgage Securities VII(1,2)                    0.399%    11/13/2011  $ 89,766,158   $     1,828,770
   Washington Mutual(1)                                             5.613%    01/25/2036     1,405,011         1,225,673
                                                                                                         ---------------
                                                                                                              29,856,679

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,446,665)                                       29,856,679
                                                                                                         ---------------

CORPORATE BONDS (20.5%)

DIVERSIFIED FINANCIAL SERVICES (2.4%)
   General Electric Capital                                         5.720%    08/22/2011       500,000           502,644
   General Electric Capital                                         6.900%    09/15/2015       725,000           784,647
                                                                                                         ---------------
                                                                                                               1,287,291

ELECTRIC UTILITIES (3.6%)
   Dominion Resources(1)                                            3.864%    06/17/2010       500,000           500,299
   FPL Group Capital(1)                                             3.694%    06/17/2011       500,000           504,222
   MP Environmental Funding LLC                                     4.982%    07/15/2014       890,525           902,351
                                                                                                         ---------------
                                                                                                               1,906,872

FINANCE - BANKING (5.2%)
   Centura Bank                                                     6.500%    03/15/2009       250,000           254,613
   Centura Capital Trust(2,8)                                       8.845%    06/01/2027       460,000           468,949
   HSBC Holdings PLC                                                6.800%    06/01/2038       300,000           282,517
   John Deere Capital(1)                                            3.536%    06/10/2011       800,000           799,096
   M&T Trust(1,2,8)                                                 4.291%    04/01/2013     1,000,000           958,048
                                                                                                         ---------------
                                                                                                               2,763,223

FINANCE - BROKER RELATED (BROKERAGE) (2.4%)
   Goldman Sachs Group                                              6.150%    04/01/2018       300,000           291,048
   Lehman Brothers Holdings                                         5.750%    04/25/2011       415,000           405,942
   Lehman Brothers Holdings                                         6.875%    05/02/2018       300,000           290,432
   Morgan Stanley                                                   6.625%    04/01/2018       300,000           297,352
                                                                                                         ---------------
                                                                                                               1,284,774

FINANCE - OTHER (1.7%)
   American Express Credit                                          5.875%    05/02/2013       600,000           596,506
   Regional Diversified Funding(1,2,7,8)                            4.240%    01/25/2036     1,000,000           277,413
                                                                                                         ---------------
                                                                                                                 873,919

INDUSTRIAL - ENERGY (0.6%)
   Suncor Energy                                                    6.850%    06/01/2039       300,000           306,093
                                                                                                         ---------------
INDUSTRIAL - OTHER (1.5%)
   Canal Pointe LLC(1,2,7,8)                                        6.304%    06/25/2014       500,000           150,000
   Duane Park V Ltd.(1,2,7,8)                                       5.405%    09/25/2014       775,000           542,500
   Grand CDO(1,2,7,8)                                               8.803%    09/20/2016       250,000            79,500
                                                                                                         ---------------
                                                                                                                 772,000

INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (0.6%)
   GlaxoSmithKline Capital                                          6.375%    05/15/2038       300,000           297,790
                                                                                                         ---------------
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (0.7%)
   AT&T                                                             8.000%    11/15/2031       300,000           344,401
                                                                                                         ---------------
SOVEREIGN AGENCY (0.8%)
   Tennessee Valley Authority Principal - Strip(5)                  7.552%    04/15/2042       500,000           438,619
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
50                  SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
UTILITIES (1.0%)
   Entergy Arkansas                                                 4.500%    06/01/2010  $    550,000   $       546,794
                                                                                                         ---------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $12,274,972)                                                           10,821,776
                                                                                                         ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES (10.2%)

DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.9%)
   HUD                                                              6.330%    08/01/2013     1,000,000         1,002,780
                                                                                                         ---------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.9%)
   FAMC                                                             5.900%    03/03/2009     1,000,000         1,020,372
                                                                                                         ---------------
FEDERAL FARM CREDIT BANK (FFCB) (0.6%)
   FFCB                                                             6.320%    10/12/2010       325,000           346,030
                                                                                                         ---------------
FEDERAL HOME LOAN BANK (FHLB) (0.7%)
   FHLB(1)                                                          5.760%    09/29/2008       350,000           351,842
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (2.2%)
   FHLMC                                                            6.000%    08/07/2013     1,000,000         1,028,490
   FHLMC(1,8)                                                       7.000%    01/15/2037       142,806           111,042
                                                                                                         ---------------
                                                                                                               1,139,532
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.0%)
   FNMA                                                             7.000%    12/01/2008           720               726
   FNMA                                                             6.000%    07/25/2033       500,000           511,667
                                                                                                         ---------------
                                                                                                                 512,393
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.9%)
   Small Business Administration                                    8.017%    02/10/2010       456,621           473,698
   Small Business Administration                                    4.640%    05/01/2023       553,906           537,808
                                                                                                         ---------------
                                                                                                               1,011,506

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $5,398,403)                                       5,384,455
                                                                                                         ---------------

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $62,103,219)(6)                                                    52,535,178
                                                                                                         ---------------

                                                                                             WRITTEN
                                                                                            CONTRACTS         VALUE

WRITTEN OPTIONS (-0.0%)
   U.S. 10 Year, Expires September 2008, Strike Price $116 Call                                    (14)           (7,656)
   U.S. 10 Year, Expires September 2008, Strike Price $110 Put                                     (14)           (2,844)
                                                                                                         ---------------
                                                                                                                 (10,500)

TOTAL WRITTEN OPTIONS (-0.0%) (IDENTIFIED PROCEEDS $15,243)                                                      (10,500)
                                                                                                         ---------------

TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                       198,899
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    52,723,577
                                                                                                         ===============

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      51

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD COMMITMENT                                                 INTEREST    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2008 (9.5%) (COST PAYABLE $4,987,188)
   GNMA                                                             5.000%    07/01/2038   $    1,000,000   $       968,750
   GNMA                                                             6.000%    07/21/2038        4,000,000         4,060,000
                                                                                                            ---------------
                                                                                                            $     5,028,750
                                                                                                            ===============
TBA SALE COMMITMENTS AT JUNE 30, 2008 (-29.0%) (PROCEEDS RECEIVABLE $15,070,937)
   FNMA                                                             5.500%    07/14/2038       (3,000,000)       (2,956,875)
   FNMA                                                             5.500%    07/14/2038      (12,500,000)      (12,320,313)
                                                                                                            ---------------
                                                                                                            $   (15,277,188)
                                                                                                            ===============

---------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                                 UNREALIZED
                                                                                              UNITS PER      APPRECIATION/
   TYPE                                                          EXPIRATION    CONTRACTS       CONTRACT      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
   10 Year US Treasury Note Future (Buy)                          09/22/08        11            1,000       $        16,500
   5 Year US Treasury Note Future (Buy)                           09/22/08        48            1,000                28,125
   90 Day Euro Future (Buy)                                       12/17/08        41            2,500                18,613
   90 Day Euro Future (Buy)                                       03/16/09         1            2,500                 1,063
   90 Day Euro Future (Buy)                                       09/15/09         5            2,500                 4,288
   US Long Bond Future (Sell)                                     09/22/08       (30)           1,000               (78,281)
                                                                                                            ---------------
                                                                                                            $        (9,692)
                                                                                                            ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3)   Represents a step bond. Rate dislcosed as of June 30, 2008.
(4)   Interest only security. Rate disclosed is yield to maturity.
(5)   PO -- Principal Only.
(6)   See Note 6 for important tax information.
(7) Fair Valued security under procedures established by the Fund's Board of Directors.
(8) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $6,848,248 of 13.0% of net assets.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
52               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.9%)
   JP Morgan Mortgage Acquisition(1)                                2.543%    04/01/2037   $      504,666   $       477,262
   Merrill Lynch First Franklin Mortgage Loan Trust(1)              2.603%    04/25/2037          290,313           276,555
                                                                                                            ---------------
                                                                                                                    753,817

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $757,010)                                                            753,817
                                                                                                            ---------------

PROJECT LOANS (0.0%)
   Merrill Lynch 42(6)                                              7.430%    09/01/2022            2,497             2,547
                                                                                                            ---------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,531)                                                                          2,547
                                                                                                            ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (97.1%)
   Collateralized Mortgage Obligations - Other - (28.1%)
   Banc of America Alternative Loan Trust (2003-10 6A2)             5.500%    12/25/2018          178,421           170,232
   Banc of America Alternative Loan Trust (2004-3 4A1)              5.000%    04/25/2019          238,923           217,121
   Bear Stearns Adjustable Rate Mortgage Trust(1)                   4.769%    12/25/2035          512,154           494,610
   Bear Stearns Adjustable Rate Mortgage Trust(1)                   5.650%    07/25/2036        1,534,441         1,361,416
   Bear Stearns Commercial Mortgage Securities                      5.700%    06/11/2050          500,000           470,857
   Chase Mortgage Finance                                           5.000%    03/25/2018          270,696           265,492
   Chase Mortgage Finance                                           5.000%    10/25/2018          448,571           433,163
   Countrywide Alternative Loan Trust (2007-16CB)                   6.000%    08/25/2037          410,000           404,565
   Countrywide Alternative Loan Trust                               6.000%    02/25/2017          241,778           240,570
   Countrywide Alternative Loan Trust                               5.000%    07/25/2018           96,019            92,058
   Countrywide Alternative Loan Trust                               5.000%    01/25/2020          107,141           100,578
   Countrywide Alternative Loan Trust                               5.250%    03/25/2035          154,953           137,543
   Countrywide Alternative Loan Trust                               5.250%    06/25/2035          358,926           310,272
   Countrywide Alternative Loan Trust                               6.000%    06/25/2035          554,185           503,616
   Countrywide Alternative Loan Trust                               5.500%    07/25/2035          660,737           585,166
   Countrywide Alternative Loan Trust                               6.000%    10/25/2035          267,754           229,933
   Countrywide Alternative Loan Trust                               5.500%    12/25/2035          201,598           187,019
   Countrywide Alternative Loan Trust                               5.500%    02/25/2036          477,340           430,351
   Countrywide Alternative Loan Trust                               6.000%    08/25/2036          483,257           470,926
   Countrywide Alternative Loan Trust                               6.000%    11/25/2036          186,014           176,461
   Countrywide Alternative Loan Trust                               6.000%    01/25/2037          260,332           251,332
   Countrywide Alternative Loan Trust                               5.750%    03/25/2037          400,000           379,582
   Countrywide Alternative Loan Trust(6)                            6.000%    08/25/2037          346,120           318,430
   Countrywide Alternative Loan Trust(6)                            6.000%    08/25/2037          470,894           433,223
   Countrywide Alternative Loan Trust                               6.000%    08/25/2037          528,441           493,799
   Countrywide Alternative Loan Trust(1)                            2.672%    03/20/2047          304,830           213,833
   Countrywide Home Loan Mortgage Pass Through Trust                4.500%    12/25/2018          215,277           203,168
   Countrywide Home Loan Mortgage Pass Through Trust                5.000%    05/25/2019          168,157           161,758
   Countrywide Home Loan Mortgage Pass Through Trust(1)             4.193%    05/20/2034          337,452           323,977
   Countrywide Home Loan Mortgage Pass Through Trust                5.500%    11/25/2035           69,674            69,732
   CS First Boston Mortgage Securities                              5.250%    10/25/2019          140,318           135,800
   Deutsche ALT-A Securities Alternate Loan Trust(1)                2.983%    02/25/2035          621,592           514,782
   Deutsche ALT-A Securities Alternate Loan Trust(1)                2.683%    02/25/2047          279,350           201,065
   FHLMC+                                                           5.500%    02/15/2017          513,221           525,647
   FHLMC+                                                           5.500%    09/15/2017          500,000           511,945
   First Horizon Alternative Mortgage Securities(2)                 5.500%    03/25/2035          175,517           158,011
   First Horizon Asset Securities(2)                                5.000%    05/25/2018          372,549           368,897
   Greenwich Capital Commercial Funding                             5.444%    03/10/2039          280,000           260,902

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       53

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   GSR Mortgage Loan Trust(1)                                       5.170%    10/25/2035   $      474,890   $       457,233
   GSR Mortgage Loan Trust(1)                                       5.178%    01/25/2036        1,122,353         1,078,042
   GSR Mortgage Loan Trust                                          5.750%    02/25/2036          279,256           277,761
   GSR Mortgage Loan Trust                                          5.000%    05/25/2037          314,920           296,436
   GSR Mortgage Loan Trust(1)                                       2.673%    08/25/2046          355,004           255,854
   IndyMac INDA Mortgage Loan Trust(1)                              6.012%    03/25/2037          379,548           349,902
   JP Morgan Mortgage Trust                                         5.500%    12/25/2019          248,867           235,568
   LB-UBS Commercial Mortgage Trust                                 5.430%    02/15/2040          325,000           302,177
   Lehman Mortgage Trust                                            5.500%    12/25/2035          255,807           242,964
   Master Asset Securitization Trust                                5.250%    08/25/2019           90,725            85,168
   Master Asset Securitization Trust                                5.000%    06/25/2018          280,493           271,027
   Residential Accredit Loans                                       5.500%    12/25/2017          357,746           349,362
   Residential Accredit Loans                                       5.000%    03/25/2019          217,370           204,056
   Residential Accredit Loans(1)                                    2.633%    02/25/2047          459,824           327,805
   Residential Funding Mortgage Securities I                        5.000%    01/25/2018          459,109           456,981
   Residential Funding Mortgage Securities I                        5.250%    07/25/2035          460,000           422,158
   Residential Funding Mortgage Securities I                        6.000%    02/25/2037          250,000           250,196
   Structured Asset Securities                                      5.000%    03/25/2035          322,763           280,214
   Washington Mutual Mortgage Pass-Through Certificates             5.000%    03/25/2018          193,823           187,282
   Washington Mutual                                                5.000%    11/25/2018           71,355            68,768
   Wells Fargo Alternative Loan Trust                               6.000%    06/25/2037        1,879,166         1,672,458
   Wells Fargo Alternative Loan Trust                               5.750%    07/25/2037          750,000           622,804
   Wells Fargo Mortgage Backed Securities Trust                     5.000%    01/25/2019          547,602           529,120
   Wells Fargo Mortgage Backed Securities Trust                     6.000%    07/25/2037          290,000           256,603
   Wells Fargo Mortgage Backed Securities Trust                     6.000%    09/25/2037          500,000           474,533
                                                                                                            ---------------
                                                                                                                 22,762,304
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.2%)
   FHLMC                                                            5.500%    06/15/2036          140,000           136,741
   FHLMC(1,2)                                                       3.659%    03/15/2037          761,981            48,763
                                                                                                            ---------------
                                                                                                                    185,504
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (3.3%)
   FHLMC - Gold                                                     7.500%    09/01/2014           13,818            14,451
   FHLMC - Gold                                                     7.000%    06/01/2015              332               349
   FHLMC - Gold                                                     7.500%    07/01/2015            1,243             1,303
   FHLMC - Gold                                                     8.000%    07/01/2024            3,312             3,590
   FHLMC - Gold                                                     8.000%    07/01/2024           37,756            40,925
   FHLMC - Gold                                                     8.000%    07/01/2024              544               590
   FHLMC - Gold                                                     8.000%    08/01/2024            2,188             2,372
   FHLMC - Gold                                                     8.000%    07/01/2025           27,579            29,880
   FHLMC - Gold                                                     8.000%    09/01/2025              298               322
   FHLMC - Gold                                                     8.000%    11/01/2025            1,041             1,128
   FHLMC - Gold                                                     8.000%    12/01/2025            4,137             4,482
   FHLMC - Gold                                                     8.000%    01/01/2026              349               378
   FHLMC - Gold                                                     8.000%    06/01/2026            7,748             8,387
   FHLMC - Gold                                                     5.500%    01/01/2029           21,115            20,967
   FHLMC - Gold                                                     4.500%    03/01/2037          298,397           276,892
   FHLMC - Gold                                                     6.000%    04/01/2038        1,860,954         1,881,854
   FHLMC - Gold                                                     6.000%    04/01/2038          287,371           290,688
   FHLMC                                                            6.000%    11/15/2023           73,198            73,442
                                                                                                            ---------------
                                                                                                                  2,652,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTE (8.9%)
   FNMA(3)                                                          2.154%    07/28/2008        7,200,000         7,187,960
                                                                                                            ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
54               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (56.2%)
   FNMA                                                             6.500%    03/01/2029   $       56,354   $        58,642
   FNMA                                                             6.500%    03/01/2029            6,620             6,885
   FNMA                                                             6.500%    06/01/2029            6,543             6,805
   FNMA                                                             6.500%    07/01/2029            7,636             7,941
   FNMA                                                             6.500%    07/01/2029            1,156             1,203
   FNMA                                                             7.500%    09/01/2029           69,125            74,608
   FNMA                                                             6.500%    09/01/2031            6,981             7,251
   FNMA                                                             7.500%    12/01/2031            6,556             7,058
   FNMA                                                             6.500%    07/01/2032            5,236             5,436
   FNMA                                                             6.500%    07/01/2032            2,009             2,085
   FNMA                                                             6.500%    01/01/2033            6,204             6,444
   FNMA                                                             6.500%    10/01/2033           54,051            56,043
   FNMA                                                             5.000%    11/01/2033        5,098,317         4,918,398
   FNMA                                                             5.000%    03/01/2034          976,341           941,883
   FNMA                                                             6.500%    07/01/2034           73,588            76,047
   FNMA                                                             5.000%    08/01/2034          266,804           257,465
   FNMA                                                             5.000%    08/01/2034           88,551            85,425
   FNMA                                                             6.500%    09/01/2034           28,139            29,080
   FNMA                                                             5.000%    10/01/2034          689,097           664,777
   FNMA                                                             5.000%    12/01/2034          396,339           382,352
   FNMA                                                             5.500%    03/01/2035        4,184,815         4,141,577
   FNMA                                                             5.000%    12/01/2035        1,269,720         1,223,320
   FNMA                                                             5.500%    05/01/2036        1,481,889         1,465,189
   FNMA                                                             6.000%    01/01/2037          185,395           187,303
   FNMA                                                             6.000%    02/01/2037        1,504,339         1,519,823
   FNMA                                                             5.500%    08/01/2037        4,255,218         4,207,264
   FNMA                                                             6.500%    08/01/2037        1,347,667         1,389,047
   FNMA                                                             6.500%    08/01/2037          548,822           565,674
   FNMA                                                             6.000%    09/01/2037          466,097           470,749
   FNMA                                                             6.500%    09/01/2037          548,595           565,440
   FNMA                                                             5.500%    10/01/2037          665,692           657,358
   FNMA                                                             5.500%    11/01/2037        3,061,049         3,021,119
   FNMA                                                             5.500%    12/01/2037        1,000,000           986,955
   FNMA                                                             5.500%    12/01/2037        1,000,000           986,955
   FNMA                                                             5.500%    12/01/2037          999,999           986,955
   FNMA                                                             6.000%    03/01/2038        3,916,381         3,955,469
   FNMA                                                             6.000%    04/01/2038          492,722           497,688
   FNMA                                                             6.000%    04/01/2038        1,261,646         1,274,632
   FNMA                                                             6.000%    04/01/2038        2,973,974         3,003,655
   FNMA                                                             5.500%    05/01/2038        1,997,660         1,971,402
   FNMA                                                             5.500%    06/01/2038        4,960,888         4,896,175
                                                                                                            ---------------
                                                                                                                 45,569,577
FEDERAL NATIONAL MORTGAGE CORP (FNMA) (0.2%)
   FNMA(1,2)                                                        4.718%    01/25/2037        1,189,958            94,569
   FNMA(1,2)                                                        3.758%    03/25/2038        1,206,251            87,829
                                                                                                            ---------------
                                                                                                                    182,398
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - PASS-THROUGH-AGENCY (0.2%)
   GNMA                                                             5.500%    04/15/2014           47,340            48,316
   GNMA                                                             6.500%    08/15/2014            5,252             5,449
   GNMA                                                             8.000%    03/15/2017            1,545             1,678
   GNMA                                                             6.500%    12/15/2023           22,825            23,728

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       55

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - PASS-THROUGH-AGENCY - CONTINUED
   GNMA                                                             8.000%    09/20/2026   $       40,211   $        43,868
   GNMA                                                             7.500%    10/15/2029            7,376             7,938
                                                                                                            ---------------
                                                                                                                    130,977

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $79,943,415)                                          78,670,720
                                                                                                            ---------------

SHORT-TERM INVESTMENTS (2.0%)

   STATE STREET REPURCHASE AGREEMENT DATED                          1.840%    07/01/2008        1,665,000         1,665,000
   06/30/2008 (Repurchase value $1,665,085                                                                  ---------------
   collateralized by U.S. Government Agency Securities)(4)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,665,000)                                                         1,665,000
                                                                                                            ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $82,367,956)(5)                                                      81,092,084
TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                           (4,557)
                                                                                                            ---------------
TOTAL NET ASSETS (100.0%)                                                                                   $    81,087,527
                                                                                                            ===============

---------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                                   INTEREST    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE          AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2008 (COST PAYABLE $37,883,070) (44.9%)
   FHLMC - Gold                                                     6.000%    07/01/2016   $      100,000   $       102,344
   FHLMC - Gold                                                     5.500%    07/01/2037        2,400,000         2,364,000
   FHLMC                                                            6.500%    07/01/2033          600,000           618,375
   FHLMC                                                            6.500%    07/01/2033          400,000           412,250
   FHLMC                                                            5.000%    07/01/2036          800,000           766,500
   FHLMC                                                            5.000%    07/01/2036          600,000           574,875
   FHLMC                                                            5.000%    07/01/2036        1,500,000         1,437,187
   FNMA                                                             4.500%    07/17/2018          500,000           483,125
   FNMA                                                             4.500%    07/01/2019          200,000           193,188
   FNMA                                                             5.000%    07/01/2022        4,200,000         4,152,750
   FNMA                                                             6.000%    07/01/2023          100,000           102,500
   FNMA                                                             4.500%    09/01/2033        2,000,000         1,849,376
   FNMA                                                             5.500%    07/14/2038          100,000            98,563
   FNMA                                                             5.500%    07/14/2038        1,700,000         1,675,562
   FNMA                                                             5.000%    07/15/2038        3,100,000         2,971,158
   FNMA                                                             5.000%    07/15/2038        4,300,000         4,121,284
   FNMA                                                             5.000%    07/15/2038        1,300,000         1,245,969
   FNMA                                                             5.000%    07/15/2038        2,500,000         2,396,095
   FNMA                                                             5.000%    07/15/2038        1,500,000         1,437,657
   FNMA                                                             4.500%    07/15/2038        2,000,000         1,853,124
   GNMA                                                             5.500%    07/01/2033          800,000           796,000
   GNMA                                                             5.500%    07/01/2033          700,000           696,500
   GNMA                                                             5.000%    07/01/2038          600,000           581,250
   GNMA                                                             6.000%    07/21/2038          200,000           203,000
   GNMA                                                             5.000%    08/20/2008        1,000,000           960,625
   GNMA                                                             5.500%    07/01/2033          600,000           597,000
   GNMA                                                             5.500%    07/01/2033          700,000           694,312
   GNMA                                                             6.500%    07/01/2033        1,000,000         1,032,812

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
56               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2008 (COST PAYABLE $37,883,070) - CONTINUED
   GNMA                                                             5.500%    08/01/2033   $   500,000   $       495,937
   GNMA                                                             6.000%    07/01/2034     1,000,000         1,015,000
   GNMA                                                             6.000%    08/15/2036       500,000           505,938
                                                                                                         ---------------
                                                                                                         $    36,434,256
                                                                                                         ===============
TBA SALE COMMITMENTS AT JUNE 30, 2008 (PROCEEDS RECEIVABLE $19,190,679) (-22.1%)
   FHLMC - Gold                                                     6.000%    07/15/2032    (2,100,000)       (2,121,000)
   FNMA                                                             5.500%    07/14/2038      (200,000)         (197,125)
   FNMA                                                             5.500%    07/14/2038    (7,100,000)       (6,997,937)
   FNMA                                                             5.500%    07/14/2038    (1,300,000)       (1,281,313)
   FNMA                                                             4.500%    07/15/2038    (2,000,000)       (1,853,124)
   FNMA                                                             6.000%    07/01/2033      (900,000)         (907,875)
   FNMA                                                             5.000%    08/15/2018    (4,200,000)       (4,143,560)
   FNMA                                                             6.500%    07/01/2032      (400,000)         (411,750)
                                                                                                         ---------------
                                                                                                         $   (17,913,684)
                                                                                                         ===============

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                               UNREALIZED
                                                                                            UNITS PER     APPRECIATION/
   TYPE                                                          EXPIRATION    CONTRACTS     CONTRACT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   10 Year US Treasury Note Future (Sell)                          09/22/08      (100)           1,000   $      (185,847)
   5 Year US Treasury Note Future (Buy)                            09/22/08        15            1,000            19,711
                                                                                                         ---------------
                                                                                                         $      (166,136)
                                                                                                         ===============

--------------------------------------------------------------------------------
+ Security, or a portion of thereof, has been pledged as collateral on open futures contracts.
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2)   Interest only security.
(3) Represents a zero coupon bond. Rate disclosed is the effective yield as of June 30, 2008.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.
(6) Fair Valued security under procedures established by the Fund's Board of Directors.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       57

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (23.0%)
   FHLMC Stated Final                                               3.255%    12/15/2010   $ 1,445,109   $     1,449,134
   FHLMC                                                            4.000%    06/15/2013     1,808,060         1,792,456
   FHLMC                                                            5.000%    11/15/2016     3,500,000         3,574,388
   FHLMC                                                            5.250%    05/15/2017     1,615,381         1,630,765
   FNMA                                                             5.500%    12/25/2014     1,311,843         1,342,359
   FNMA                                                             5.000%    10/25/2016     2,500,000         2,536,676
   FNMA                                                             5.500%    02/25/2017     2,080,506         2,126,149
   FNMA                                                             4.000%    11/25/2025       380,751           380,626
                                                                                                         ---------------
                                                                                                              14,832,553

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,518,266)                                14,832,553
                                                                                                         ---------------

U.S. AGENCY BONDS (64.9%)
FEDERAL FARM CREDIT BANK (FFCB) (1.5%)
   FFCB                                                             3.050%    06/23/2010     1,000,000           995,390
                                                                                                         ---------------
FEDERAL HOME LOAN BANK (FHLB) (20.5%)
   FHLB                                                             3.510%    01/30/2009       500,000           500,348
   FHLB                                                             5.000%    03/12/2010     4,610,000         4,754,556
   FHLB                                                             3.650%    06/25/2010     2,000,000         2,009,928
   FHLB                                                             3.625%    08/13/2010     3,000,000         3,000,285
   FHLB                                                             3.460%    04/28/2011     2,000,000         1,992,634
   FHLB                                                             4.875%    10/19/2011     1,000,000         1,017,581
                                                                                                         ---------------
                                                                                                              13,275,332
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (15.5%)
   FHLMC - Gold                                                     4.500%    09/01/2013     1,032,597         1,029,303
   FHLMC - Gold                                                     4.000%    04/01/2014       224,653           220,749
   FHLMC - Gold                                                     4.000%    05/01/2014     2,116,283         2,079,396
   FHLMC - Gold                                                     4.500%    06/01/2014     2,054,695         2,042,167
   FHLMC - Gold                                                     5.000%    10/01/2014     1,157,761         1,164,794
   FHLMC                                                            4.050%    09/12/2011     2,000,000         2,002,672
   FHLMC                                                            5.000%    06/15/2015     1,450,661         1,474,278
                                                                                                         ---------------
                                                                                                              10,013,359
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (15.3%)
   FNMA                                                             3.250%    02/25/2011     2,000,000         1,987,830
   FNMA                                                             4.500%    05/01/2014     1,022,496         1,015,196
   FNMA                                                             4.500%    07/01/2014     2,077,046         2,060,869
   FNMA                                                             5.000%    02/01/2015     1,341,097         1,344,839
   FNMA                                                             4.500%    04/01/2015     1,581,071         1,563,806
   FNMA                                                             4.500%    09/25/2020       250,000           248,234
   FNMA(1)                                                          4.692%    03/25/2027     1,678,541         1,652,020
                                                                                                         ---------------
                                                                                                               9,872,794
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) (12.1%)
   SBA(1)                                                           3.000%    02/25/2010         4,337             4,333
   SBA(1)                                                           3.250%    02/25/2010        10,737            10,727
   SBA(1)                                                           4.875%    03/25/2011        18,038            18,054
   SBA(1)                                                           2.875%    03/25/2013        63,035            63,208
   SBA(1)                                                           3.000%    01/25/2014         2,910             2,925
   SBA(1)                                                           6.265%    05/25/2014       237,316           248,433
   SBA(1)                                                           5.250%    06/25/2014         4,006             4,069
   SBA(1)                                                           4.575%    11/25/2014     1,137,693         1,172,857
   SBA(1)                                                           3.375%    04/25/2016        14,584            14,426

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
58               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) - CONTINUED
   SBA(1)                                                           5.625%    07/25/2016   $    34,832   $        35,638
   SBA                                                              7.100%    02/01/2017        33,839            34,340
   SBA(1)                                                           3.000%    03/25/2017        12,911            13,049
   SBA(1)                                                           3.125%    07/25/2017        41,686            42,275
   SBA(1)                                                           3.375%    09/25/2017         6,286             6,376
   SBA(1)                                                           3.000%    12/25/2017       270,048           273,146
   SBA(1)                                                           3.000%    02/25/2018        14,104            14,268
   SBA(1)                                                           2.800%    05/25/2018     2,034,836         2,038,286
   SBA(1)                                                           2.750%    08/25/2018       404,967           407,867
   SBA(1)                                                           2.700%    01/25/2019        37,909            38,143
   SBA(1)                                                           3.000%    06/25/2019        88,188            89,176
   SBA(1)                                                           2.750%    06/25/2020     1,956,771         1,957,990
   SBA(1)                                                           2.750%    09/25/2020        33,269            33,503
   SBA(1)                                                           2.500%    04/25/2021        60,655            60,707
   SBA(1)                                                           5.375%    04/25/2021         6,548             6,589
   SBA(1)                                                           4.875%    07/25/2021        13,427            13,879
   SBA(1)                                                           2.625%    10/25/2021       187,519           188,372
   SBA(1)                                                           2.750%    09/25/2022        10,509            10,520
   SBA                                                              7.125%    06/25/2024        59,363            60,753
   SBA(1)                                                           5.625%    10/25/2024        29,395            31,677
   SBA(1)                                                           2.750%    11/25/2024        84,654            85,453
   SBA(1)                                                           2.625%    01/25/2025       190,252           191,358
   SBA(1)                                                           5.875%    02/25/2025        44,728            48,115
   SBA(1)                                                           5.125%    06/25/2025        15,148            15,715
   SBA(1)                                                           5.125%    09/25/2025        30,154            31,059
   SBA(1)                                                           5.625%    10/25/2025        29,734            31,729
   SBA(1)                                                           2.700%    02/25/2030       504,531           504,653
                                                                                                         ---------------
                                                                                                               7,803,668

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $41,842,349)                                                         41,960,543
                                                                                                         ---------------

SHORT-TERM INVESTMENTS (15.8%)

   STATE STREET REPURCHASE AGREEMENT DATED                          1.840%    07/01/2008    10,206,000        10,206,000
   06/30/2008 (Repurchase value $10,206,522                                                              ---------------
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,206,000)                                                    10,206,000
                                                                                                         ---------------

TOTAL INVESTMENTS (103.7%) (IDENTIFIED COST $66,566,615)(3)                                                   66,999,096
TOTAL LIABILITIES LESS OTHER ASSETS (-3.7%)                                                                   (2,394,387)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    64,604,709
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       59

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (86.9%)

FEDERAL FARM CREDIT BANK (FFCB) (11.6%)
   FFCB(1)                                                          2.666%    10/02/2008   $70,000,000   $    70,017,806
   FFCB(1)                                                          2.500%    07/01/2009    20,000,000        19,997,458
   FFCB(1)                                                          2.383%    07/20/2009    50,000,000        50,000,000
                                                                                                         ---------------
                                                                                                             140,015,264
FEDERAL HOME LOAN BANK (FHLB) (23.6%)
   FHLB                                                             3.625%    11/14/2008    25,000,000        25,124,162
   FHLB                                                             2.850%    07/07/2008    35,000,000        35,000,000
   FHLB                                                             2.830%    03/03/2009    25,000,000        25,000,000
   FHLB(1)                                                          2.750%    07/23/2008    30,000,000        30,018,587
   FHLB                                                             2.700%    08/15/2008    35,000,000        35,001,731
   FHLB                                                             2.500%    01/22/2009    20,000,000        20,017,208
   FHLB(1)                                                          2.452%    12/01/2008    50,000,000        50,000,000
   FHLB                                                             2.350%    03/25/2009    16,000,000        16,000,000
   FHLB                                                             2.260%    10/17/2008    25,000,000        25,003,060
   FHLB                                                             2.200%    10/23/2008    25,000,000        25,004,205
                                                                                                         ---------------
                                                                                                             286,168,953
FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTES (20.8%)
   FHLB(2)                                                          2.572%    08/22/2008    30,000,000        29,889,933
   FHLB(2)                                                          2.496%    08/06/2008    26,280,000        26,215,220
   FHLB(2)                                                          2.183%    07/11/2008    40,000,000        39,975,778
   FHLB(2)                                                          2.121%    09/19/2008    25,650,000        25,530,300
   FHLB(2)                                                          2.080%    08/08/2008    30,000,000        29,934,450
   FHLB(2)                                                          2.079%    09/10/2008    30,000,000        29,878,116
   FHLB(2)                                                          2.068%    07/16/2008    40,000,000        39,965,717
   FHLB(2)                                                          2.051%    07/23/2008    30,000,000        29,962,600
                                                                                                         ---------------
                                                                                                             251,352,114
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (2.1%)
   FHLMC                                                            3.200%    07/03/2009    25,000,000        25,000,000
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - DISCOUNT NOTES (12.1%)
   FHLMC(2)                                                         2.598%    07/28/2008    22,424,000        22,380,862
   FHLMC(2)                                                         2.311%    09/02/2008    30,000,000        29,879,250
   FHLMC(2)                                                         2.086%    08/11/2008    30,000,000        29,929,104
   FHLMC(2)                                                         2.067%    07/09/2008    24,800,000        24,788,675
   FHLMC(2)                                                         2.063%    08/04/2008    40,000,000        39,922,555
                                                                                                         ---------------
                                                                                                             146,900,446
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTES (12.1%)
   FNMA(2)                                                          4.892%    08/29/2008    30,000,000        29,770,687
   FNMA(2)                                                          2.123%    09/24/2008    14,104,000        14,034,068
   FNMA(2)                                                          2.110%    08/01/2008    20,000,000        19,964,006
   FNMA(2)                                                          2.096%    10/02/2008    21,080,000        20,959,712
   FNMA(2)                                                          2.032%    08/18/2008    30,000,000        29,919,200
   FNMA(2)                                                          1.921%    07/02/2008    32,509,000        32,507,275
                                                                                                         ---------------
                                                                                                             147,154,948
FEDERAL NATIONAL MORTGAGE CORP (FNMA) (4.6%)
   FNMA                                                             5.250%    01/15/2009    55,000,000        55,791,638
                                                                                                         ---------------

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,052,383,363)                                                   1,052,383,363
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
60               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (15.1%)
   MORGAN STANLEY REPURCHASE AGREEMENT                              2.350%    07/01/2008  $170,000,000   $   170,000,000
   DATED 06/30/2008 (Repurchase value
   $170,011,097 collateralized by
   U.S. Government Agency Securities)(3)

   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008    12,762,000        12,762,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $12,762,652 collateralized by
   U.S. Government Agency Securities)(3)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $182,762,000)                                                  182,762,000
                                                                                                         ---------------

TOTAL INVESTMENTS (102.0%) (IDENTIFIED COST $1,235,145,363)(4)                                             1,235,145,363
TOTAL LIABILITIES LESS OTHER ASSETS (-2.0%)                                                                  (23,536,403)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $ 1,211,608,960
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents an adjustable rate security. Rate disclosed is as of June 30, 2008.
(2) Rate shown represents the bond equivalent yield to maturity at date of purchase.
(3)   See Note 2 for collateral information.
(4)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       61

================================================================================
                             INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.3%)
   Accessor Funds - Advisor Class Shares (97.3%)
   High Yield Bond                                                              21.1%          383,977   $     3,820,568
   Intermediate Fixed-Income                                                    26.4%          480,641         4,782,382
   Mortgage Securities                                                          24.2%          356,233         4,381,666
   Short-Intermediate Fixed-Income                                              19.2%          343,555         3,469,905
   U.S. Government Money                                                         6.4%        1,165,497         1,165,497
                                                                                                         ---------------
                                                                                                              17,620,018

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,141,398)                                                      17,620,018
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (3.1%)
   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $   555,000           555,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $555,028 collateralized by
   U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $555,000)                                                          555,000
                                                                                                         ---------------

TOTAL INVESTMENTS (100.4%) (IDENTIFIED COST $19,696,398)(2)                                                   18,175,018
TOTAL LIABILITIES LESS OTHER ASSETS (-0.4%)                                                                      (69,830)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    18,105,188
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
62               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.3%)

ACCESSOR FUNDS (95.3%)
   Growth(1)                                                                     6.9%          120,927   $     3,026,808
   High Yield Bond(1)                                                           12.5%          553,644         5,508,760
   Intermediate Fixed-Income(1)                                                 15.7%          697,513         6,940,255
   International Equity(1)                                                       8.6%          183,674         3,803,882
   Mortgage Securities(1)                                                       15.1%          543,422         6,684,092
   Short-Intermediate Fixed-Income(1)                                           11.5%          500,685         5,056,918
   Small to Mid Cap(1)                                                           3.8%           59,409         1,666,409
   Strategic Alternatives                                                        9.7%          353,692         4,300,899
   Value(1)                                                                      6.3%          139,635         2,777,335
   U.S. Government Money(1)                                                      5.2%        2,300,000         2,300,000
                                                                                                         ---------------
                                                                                                              42,065,358

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $42,697,447)                                                      42,065,358
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (3.6%)
   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $ 1,572,000         1,572,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $1,572,080 collateralized by
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,572,000)                                                      1,572,000
                                                                                                         ---------------

TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $44,269,447)(3)                                                    43,637,358
TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                       477,748
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    44,115,106
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   Represents Advisor Class Shares.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      63

================================================================================
                            BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.4%)

ACCESSOR FUNDS (97.4%)
   Growth(1)                                                                    11.9%          602,506   $    15,080,723
   High Yield Bond(1)                                                            8.9%        1,141,067        11,353,612
   Intermediate Fixed-Income(1)                                                 11.1%        1,411,968        14,049,078
   International Equity(1)                                                      14.6%          894,043        18,515,632
   Mortgage Securities(1)                                                       10.7%        1,105,493        13,597,566
   Short-Intermediate Fixed-Income(1)                                            8.2%        1,026,565        10,368,302
   Small to Mid Cap(1)                                                           5.4%          242,384         6,798,876
   Strategic Alternatives                                                        9.9%        1,035,351        12,589,869
   Value(1)                                                                     11.2%          714,861        14,218,586
   U.S. Government Money(1)                                                      5.5%        6,955,232         6,955,232
                                                                                                         ---------------
                                                                                                             123,527,476

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $122,541,761)                                                    123,527,476
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (2.8%)
   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $ 3,512,000         3,512,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $3,512,180 collateralized by
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,512,000)                                                      3,512,000
                                                                                                         ---------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $126,053,761)(3)                                                 127,039,476
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                     (211,115)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   126,828,361
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   Represents Advisor Class Shares.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
64               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.2%)

ACCESSOR FUNDS (100.2%)
   Growth(1)                                                                    14.3%          857,366   $    21,459,867
   High Yield Bond(1)                                                            7.2%        1,086,642        10,812,091
   Intermediate Fixed-Income(1)                                                  7.9%        1,197,968        11,919,784
   International Equity(1)                                                      19.1%        1,381,334        28,607,436
   Mortgage Securities(1)                                                        8.5%        1,032,254        12,696,720
   Short-Intermediate Fixed-Income(1)                                            9.4%        1,395,281        14,092,334
   Small to Mid Cap(1)                                                           7.0%          375,686        10,537,980
   Strategic Alternatives                                                       10.5%        1,301,680        15,828,431
   Value(1)                                                                     13.9%        1,053,037        20,944,900
   U.S. Government Money(1)                                                      2.4%        3,550,000         3,550,000
                                                                                                         ---------------
                                                                                                             150,449,543

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $145,924,334)                                                    150,449,543
                                                                                                         ---------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $145,924,334)(2)                                                 150,449,543
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                     (253,422)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   150,196,121
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   Represents Advisor Class Shares.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      65

================================================================================
                             GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION        SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)

ACCESSOR FUNDS (99.6%)
   Growth(1)                                                                    18.4%        1,044,482   $    26,143,376
   High Yield Bond(1)                                                            3.7%          528,595         5,259,516
   Intermediate Fixed-Income(1)                                                  4.6%          653,990         6,507,197
   International Equity(1)                                                      24.9%        1,713,185        35,480,067
   Mortgage Securities(1)                                                        4.4%          511,934         6,296,783
   Short-Intermediate Fixed-Income(1)                                            3.4%          484,264         4,891,068
   Small to Mid Cap(1)                                                           9.9%          501,097        14,055,785
   Strategic Alternatives                                                       10.4%        1,220,400        14,840,065
   Value(1)                                                                     18.4%        1,314,493        26,145,256
   U.S. Government Money(1)                                                      1.5%        2,150,000         2,150,000
                                                                                                         ---------------
                                                                                                             141,769,113

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $131,536,988)                                                    141,769,113
                                                                                                         ---------------

                                                                   INTEREST    MATURITY    PRINCIPAL
                                                                     RATE        DATE        AMOUNT           VALUE
SHORT-TERM INVESTMENTS (0.5%)
   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $   773,000           773,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $773,040 collateralized by
   U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $773,000)                                                          773,000
                                                                                                         ---------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $132,309,988)(3)                                                 142,542,113
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                     (211,951)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   142,330,162
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   Represents Advisor Class Shares.
(2)   See Note 2 for collateral information
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
66               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.9%)

ACCESSOR FUNDS (98.9%)
   Growth(1)                                                                     23.1%         647,107   $    16,197,099
   International Equity(1)                                                       26.6%         903,055        18,702,263
   Small to Mid Cap(1)                                                           14.6%         365,500        10,252,262
   Strategic Alternatives                                                        10.4%         597,637         7,267,261
   Value(1)                                                                      24.2%         856,150        17,028,827
   U.S. Government Money(1)                                                       0.0%              34                34
                                                                                                         ---------------
                                                                                                              69,447,746

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,284,005)                                                      69,447,746
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.4%)                                        RATE        DATE         AMOUNT         VALUE
   STATE STREET REPURCHASE AGREEMENT                                1.840%    07/01/2008   $   974,000           974,000
   DATED 06/30/2008 (Repurchase value                                                                    ---------------
   $974,050 collateralized by
   U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $974,000)                                                          974,000
                                                                                                         ---------------

TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $64,258,005)(3)                                                   70,421,746
TOTAL LIABILITIES LESS OTHER ASSETS (-0.3%)                                                                     (175,620)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    70,246,126
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   Represents Advisor Class Shares.
(2)   See Note 2 for collateral information
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     67

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    SMALL TO
                                                                   GROWTH            VALUE          MID CAP
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $  127,730,813   $  109,869,636   $ 209,427,284
   Repurchase agreements, at value                                          -        5,565,000       5,034,000
                                                               ------------------------------------------------
   TOTAL INVESTMENTS*                                             127,730,813      115,434,636     214,461,284
   Cash                                                                     -                -          12,283
   Receivable for investments sold                                          -                -          64,269
   Receivable for capital shares sold                                  36,923          333,447          53,603
   Dividends and interest receivable                                   55,645          197,840         215,654
   Prepaid expenses and other assets                                   20,625           20,116          25,769
                                                               ------------------------------------------------
   TOTAL ASSETS                                                   127,844,006      115,986,039     214,832,862
                                                               ------------------------------------------------
LIABILITIES:
   Cash overdraft                                                      69,138           88,262               -
   Payable for capital shares repurchased                             121,538          168,045         200,947
   Payable due to investment advisor (Note 3)                          50,177           44,993         109,175
   Money managers fee payable (Note 3)                                 27,876           21,448          72,784
   Payable due to administrator (Note 3)                                5,575            4,999           9,098
   Director's fee payable                                                   -                -              75
   Payable for transfer agent fees (Note 3)                            19,485           17,327          31,909
   Payable for 12b-1 & administrative services fees (Note 3)           17,703            5,040          11,712
   Compliance (Note 3)                                                  1,010              916           1,844
   Accrued expenses and other liabilities                              18,410           22,378          24,670
                                                               ------------------------------------------------
   TOTAL LIABILITIES                                                  330,912          373,408         462,214
                                                               ------------------------------------------------
   NET ASSETS                                                  $  127,513,094   $  115,612,631   $ 214,370,648
===============================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  143,262,229   $  134,483,563   $ 220,622,879
   Net unrealized appreciation (depreciation) of
      investments, futures contracts and other
      assets and liabilities                                        5,643,771      (11,012,199)      3,057,108
   Undistributed/Accumulated net investment
      income (loss)                                                   (13,215)          19,848        (335,676)
   Accumulated net realized gain (loss) on
      investments, futures contracts, written options
      and foreign currencies                                      (21,379,691)      (7,878,581)     (8,973,663)
                                                               ------------------------------------------------
   NET ASSETS                                                  $  127,513,094   $  115,612,631   $ 214,370,648
===============================================================================================================
ADVISOR CLASS**
   Net assets                                                  $  123,909,629   $  113,050,913   $ 205,054,980
   Outstanding shares                                               4,950,140        5,684,086       7,309,640
   Net asset value, offering & redemption price per share      $        25.03   $        19.89   $       28.05
===============================================================================================================
INVESTOR CLASS**
   Net assets                                                  $    1,362,709   $    1,334,017   $   3,191,161
   Outstanding shares                                                  55,788           66,982         118,854
   Net asset value, offering & redemption price per share      $        24.43   $        19.92   $       26.85
===============================================================================================================
C CLASS**
   Net assets                                                  $    1,597,818   $    1,075,408   $   1,236,831
   Outstanding shares                                                  66,215           54,171          46,369
   Net asset value & offering price per share(1)               $        24.13   $        19.85   $       26.67
===============================================================================================================
A CLASS**
   Net assets                                                  $      642,938   $      152,293   $   4,887,676
   Outstanding shares                                                  25,887            7,658         176,934
   Net asset value & redemption price per share                $        24.84   $        19.89   $       27.62
   Public offering price per share                             $        26.36   $        21.10   $       29.31
===============================================================================================================
   * Investments, at cost (Note 6)                             $  122,087,042   $  126,446,835   $ 211,404,176

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

================================================================================
68               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERNATIONAL       TOTAL         STRATEGIC
                                                                   EQUITY          RETURN       ALTERNATIVES
-------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $ 195,177,856   $  49,403,436   $ 116,232,061
   Repurchase agreements, at value                                   472,000         840,000       1,930,000
                                                               ----------------------------------------------
   TOTAL INVESTMENTS*                                            195,649,856      50,243,436     118,162,061
   Cash                                                                  162       1,702,609         153,072
   Foreign cash (Cost $3,055,195, $0, $0, respectively)            3,059,010               -               -
   Receivable for investments sold                                   714,047       1,672,795               -
   Receivable for capital shares sold                                297,874          21,725         556,604
   Unrealized gain on foreign currency contracts                         455               -               -
   Dividends and interest receivable                                 287,276          59,593         287,810
   Dividend tax reclaim                                              228,524               -               -
   Prepaid expenses and other assets                                  36,738           1,274          15,509
                                                               ----------------------------------------------
   TOTAL ASSETS                                                  200,273,942      53,701,432     119,175,056
                                                               ----------------------------------------------
LIABILITIES:
   Payable for investments securities purchased                      705,906       2,441,529       3,591,661
   Payable for capital shares repurchased                            387,922          20,615          46,321
   Unrealized loss on foreign currency contracts                         526               -               -
   Payable due to investment advisor (Note 3)                         94,678           5,335          66,156
   Money managers fee payable (Note 3)                                35,976          22,228               -
   Payable due to administrator (Note 3)                               8,607           2,223           4,725
   Director's fee payable                                                  -              69               -
   Payable for transfer agent fees (Note 3)                           29,526           4,463          14,791
   Payable for 12b-1 & administrative services fees (Note 3)          10,365               -               -
   Compliance (Note 3)                                                 1,649             514             499
   Accrued expenses and other liabilities                             65,839          28,559          21,045
                                                               ----------------------------------------------
   TOTAL LIABILITIES                                               1,340,994       2,525,535       3,745,198
                                                               ----------------------------------------------
   NET ASSETS                                                  $ 198,932,948   $  51,175,897   $ 115,429,858
=============================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $ 201,590,090   $  62,658,616   $ 115,425,603
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities               (15,086,319)     (2,976,678)        (71,154)
   Undistributed/Accumulated net investment income (loss)          2,543,272          (7,582)         (1,525)
   Accumulated net realized gain (loss) on
      investments, futures contracts, written options
      and foreign currencies                                       9,885,905      (8,498,459)         76,934
                                                               ----------------------------------------------
   NET ASSETS                                                  $ 198,932,948   $  51,175,897   $ 115,429,858
=============================================================================================================
TOTAL RETURN**
   Net assets                                                            N/A   $  51,175,897             N/A
   Outstanding shares                                                    N/A       6,304,748             N/A
   Net asset value, offering & redemption price per share                N/A   $        8.12             N/A
=============================================================================================================
STRATEGIC ALTERNATIVES**
   Net assets                                                            N/A             N/A   $ 115,429,858
   Outstanding shares                                                    N/A             N/A       9,493,791
   Net asset value, offering & redemption price per share                N/A             N/A   $       12.16
=============================================================================================================
ADVISOR CLASS**
   Net assets                                                  $ 182,546,237             N/A             N/A
   Outstanding shares                                              8,813,447             N/A             N/A
   Net asset value, offering & redemption price per share      $       20.71             N/A             N/A
=============================================================================================================
INVESTOR CLASS**
   Net assets                                                  $   3,663,131             N/A             N/A
   Outstanding shares                                                183,318             N/A             N/A
   Net asset value, offering & redemption price per share      $       19.98             N/A             N/A
=============================================================================================================
C CLASS**
   Net assets                                                  $   2,572,127             N/A             N/A
   Outstanding shares                                                129,092             N/A             N/A
   Net asset value & offering price per share(1)               $       19.92             N/A             N/A
=============================================================================================================
A CLASS**
   Net assets                                                  $  10,151,453             N/A             N/A
   Outstanding shares                                                494,305             N/A             N/A
   Net asset value & redemption price per share                $       20.54             N/A             N/A
   Public offering price per share                             $       21.79             N/A             N/A
=============================================================================================================
   * Investments, at cost (Note 6)                             $ 210,744,772   $  53,220,114   $ 118,233,215

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     69

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 HIGH YIELD     INTERMEDIATE    SHORT-INTERMEDIATE
                                                                    BOND        FIXED-INCOME       FIXED-INCOME
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $  69,249,730   $   77,622,764   $       52,535,178
   Repurchase agreements, at value                                   831,000                -                    -
                                                               ----------------------------------------------------
   TOTAL INVESTMENTS*                                             70,080,730       77,622,764           52,535,178
   Cash                                                                  623                -               54,469
   Receivable for investments sold                                 2,441,438       18,416,250           15,070,937
   Receivable for capital shares sold                                 10,568           43,243               28,491
   Dividends and interest receivable                               1,324,390          493,613              524,372
   Receivable for futures contract settlement                                          26,081                8,844
   TBA purchase commitments, at value (cost payable
      $0, $13,732,031 and $4,987,188, respectively)                        -       13,788,440            5,028,750
   Prepaid expenses and other assets                                  21,623           16,597               18,337
                                                               ----------------------------------------------------
   TOTAL ASSETS                                                   73,879,372      110,406,988           73,269,378
                                                               ----------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -           78,087                    -
   Payable for investments securities purchased                    2,470,661       13,732,031            4,987,188
   Payable for capital shares repurchased                             62,632          154,299              206,621
   Payable due to investment advisor (Note 3)                         21,745           21,375               14,966
   Money managers fee payable (Note 3)                                15,100           16,193               11,338
   Payable due to administrator (Note 3)                               3,020            3,239                2,267
   Payable for transfer agent fees (Note 3)                            9,565           10,132                7,265
   Payable for 12b-1 & administrative services fees (Note 3)             780            2,429                  690
   Written options++                                                       -           12,000               10,500
   Payable for futures contract settlement                                 -            3,600                3,075
   TBA sale commitments, at value (proceeds receivable
      $0, $18,416,250 and $15,070,937, respectively)                       -       18,644,375           15,277,188
   Compliance (Note 3)                                                   494              536                  406
   Accrued expenses and other liabilities                             27,184           24,703               24,297
                                                               ----------------------------------------------------
   TOTAL LIABILITIES                                               2,611,181       32,702,999           20,545,801
                                                               ----------------------------------------------------
   NET ASSETS                                                  $  71,268,191   $   77,703,989   $       52,723,577
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  79,926,267   $   89,409,456   $       66,932,403
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                (2,682,863)     (10,035,516)          (9,727,987)
   Undistributed net investment income (loss)                         79,728           31,025                4,767
   Accumulated net realized gain (loss) on
     investments, futures contracts, options
     and foreign currencies                                       (6,054,941)      (1,700,976)          (4,485,606)
                                                               ----------------------------------------------------
   NET ASSETS                                                  $  71,268,191   $   77,703,989   $       52,723,577
===================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $  68,104,391   $   75,340,580   $       51,522,993
   Outstanding shares                                              6,844,984        7,569,459            5,100,289
   Net asset value, offering & redemption price per share      $        9.95   $         9.95   $            10.10
===================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $     763,511   $    1,573,709   $          263,418
   Outstanding shares                                                 76,669          158,150               26,085
   Net asset value, offering & redemption price per share      $        9.96   $         9.95   $            10.10
===================================================================================================================
C CLASS**
   Net assets                                                  $   1,061,660   $      789,700   $          918,866
   Outstanding shares                                                106,858           79,333               91,097
   Net asset value & offering price per share(1)               $        9.94   $         9.95   $            10.09
===================================================================================================================
A CLASS**
   Net assets                                                  $   1,338,629              N/A   $           18,300
   Outstanding shares                                                134,655              N/A                1,815
   Net asset value & redemption price per share                $        9.94              N/A   $            10.08
   Public offering price per share                             $       10.44              N/A   $            10.58
===================================================================================================================
   * Investments, at cost (Note 6)                             $  72,763,593   $   87,662,918   $       62,103,219
  ++ Premiums received                                                     -   $       17,420   $           15,243

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

================================================================================
70               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MORTGAGE     LIMITED DURATION   U.S. GOVERNMENT
                                                                 SECURITIES     U.S. GOVERNMENT        MONEY
------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $  79,427,084   $     56,793,096   $ 1,052,383,363
   Repurchase agreements, at value                                 1,665,000         10,206,000       182,762,000
                                                               ---------------------------------------------------
   TOTAL INVESTMENTS*                                             81,092,084         66,999,096     1,235,145,363
   Cash                                                                  168            225,133               758
   Receivable for investments sold and TBA sale commitments       41,624,832             69,661                 -
   Receivable for capital shares sold                                 20,273             37,631           121,643
   Dividends and interest receivable                                 336,964            310,945         3,697,972
   Receivable for futures contract settlement                          1,758                  -                 -
      TBA purchase commitments, at value (cost payable
      $37,883,070, $0 and $0 respectively)                        36,434,256                  -                 -
   Prepaid expenses and other assets                                  15,668              3,146           124,612
                                                               ---------------------------------------------------
   TOTAL ASSETS                                                  159,526,003         67,645,612     1,239,090,348
LIABILITIES:
   Distribution payable                                                    -                  -         2,065,153
   Payable for investments securities purchased                   60,288,617          2,977,260        25,000,000
   Payable for capital shares repurchased                            131,850             12,046                 -
   Payable due to investment advisor (Note 3)                         24,185              6,327            80,987
   Money managers fee payable (Note 3)                                16,795             15,231                 -
   Payable due to administrator (Note 3)                               3,359              2,636            50,617
   Payable for transfer agent fees (Note 3)                           10,547              5,415            74,489
   Payable for 12b-1 & Administrative services fees (Note 3)           1,968                  -             7,101
   Payable for futures contract settlement                             9,375                  -                 -
   TBA sale commitments, at value (proceeds receivable
      $19,190,679, $0 and $0, respectively)                       17,913,684                  -                 -
   Payable for shareholder services (Note 3)                               -                  -           104,274
   Compliance (Note 3)                                                   504                441             8,450
   Accrued expenses and other liabilities                             37,592             21,547            90,317
                                                               ---------------------------------------------------
   TOTAL LIABILITIES                                              78,438,476          3,040,903        27,481,388
                                                               ---------------------------------------------------
   NET ASSETS                                                  $  81,087,527   $     64,604,709   $ 1,211,608,960
==================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  86,257,804   $     64,062,871   $ 1,211,490,783
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                (1,613,827)           432,481                 -
   Undistributed net investment income (loss)                        104,001              7,113                 -
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies          (3,660,451)           102,244           118,177
                                                               ---------------------------------------------------
   NET ASSETS                                                  $  81,087,527   $     64,604,709   $ 1,211,608,960
==================================================================================================================
LIMITED DURATION U.S. GOVERNMENT**
   Net assets                                                            N/A   $     64,604,709               N/A
   Outstanding shares                                                    N/A          5,324,200               N/A
   Net asset value, offering & redemption price per share                N/A   $          12.13               N/A
==================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $  78,882,302                N/A   $   475,312,173
   Outstanding shares                                              6,413,477                N/A       475,257,403
   Net asset value, offering & redemption price per share      $       12.30                N/A   $          1.00
==================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $   1,304,286                N/A   $     8,372,241
   Outstanding shares                                                106,098                N/A         8,370,477
   Net asset value, offering & redemption price per share      $       12.29                N/A   $          1.00
==================================================================================================================
C CLASS**
   Net assets                                                  $     900,939                N/A   $     1,417,090
   Outstanding shares                                                 73,157                N/A         1,416,965
   Net asset value & offering price per share(1)               $       12.32                N/A   $          1.00
==================================================================================================================
A CLASS**
   Net assets                                                            N/A                N/A   $       924,988
   Outstanding shares                                                    N/A                N/A           924,901
   Net asset value, offering & redemption price per share                N/A                N/A   $          1.00
==================================================================================================================
INSTITUTIONAL CLASS**
   Net assets                                                            N/A                N/A   $   725,582,468
   Outstanding shares                                                    N/A                N/A       725,522,057
   Net asset value, offering & redemption price per share                N/A                N/A   $          1.00
==================================================================================================================
   * Investments, at cost (Note 6)                             $  82,367,956   $     66,566,615   $ 1,235,145,363

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     71

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     INCOME               INCOME &            BALANCED
                                                                   ALLOCATION        GROWTH ALLOCATION       ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)                $       17,620,018   $       42,065,358   $     123,527,476
   Repurchase agreements, at value                                        555,000            1,572,000           3,512,000
                                                               ------------------------------------------------------------
   TOTAL INVESTMENTS*                                                  18,175,018           43,637,358         127,039,476
   Cash                                                                       140                  458                   4
   Receivable for capital shares sold                                       6,049              495,231             218,144
   Dividends and interest receivable                                        1,407                3,661              10,067
   Prepaid expenses and other assets                                       23,001               22,178              27,220
                                                               ------------------------------------------------------------
   TOTAL ASSETS                                                        18,205,615           44,158,886         127,294,911
                                                               ------------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                                  87,267               17,993             403,960
   Payable due to investment advisor (Note 3)                               1,506                3,604              10,418
   Payable due to administrator (Note 3)                                      151                  361               1,042
   Payable for transfer agent fees (Note 3)                                   399                  780               2,335
   Payable for 12b-1 & administrative services fees (Note 3)                3,923               12,082              34,320
   Compliance (Note 3)                                                        132                  291                 855
   Accrued expenses and other liabilities                                   7,049                8,669              13,620
                                                               ------------------------------------------------------------
   TOTAL LIABILITIES                                                      100,427               43,780             466,550
                                                               ------------------------------------------------------------
   NET ASSETS                                                  $       18,105,188   $       44,115,106   $     126,828,361
===========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $       20,015,067   $       44,678,823   $     125,067,297
   Net unrealized appreciation (depreciation) of investments
      and other assets and liabilities                                 (1,521,380)            (632,089)            985,715
   Undistributed net investment income (loss)                                (851)              (1,514)             (4,249)
   Accumulated net realized gain (loss) on investments,
      futures contracts, options and foreign currencies                  (387,648)              69,886             779,598
                                                               ------------------------------------------------------------
   NET ASSETS                                                  $       18,105,188   $       44,115,106   $     126,828,361
===========================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $       11,477,468   $       27,607,829   $      68,100,361
   Outstanding shares                                                     836,870            1,842,200           4,322,714
   Net asset value, offering & redemption price per share      $            13.71   $            14.99   $           15.75
===========================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $        2,677,184   $        4,262,259   $      12,896,993
   Outstanding shares                                                     195,367              284,561             819,267
   Net asset value, offering & redemption price per share      $            13.70   $            14.98   $           15.74
===========================================================================================================================
C CLASS**
   Net assets                                                  $        2,680,170   $        8,842,123   $      19,472,638
   Outstanding shares                                                     195,885              592,250           1,239,117
   Net asset value & offering price per share(1)               $            13.68   $            14.93   $           15.71
===========================================================================================================================
A CLASS**
   Net assets                                                  $        1,270,366   $        3,402,895   $      26,358,369
   Outstanding shares                                                      92,673              227,332           1,675,281
   Net asset value & redemption price per share                $            13.71   $            14.97   $           15.73
   Public offering price per share                             $            14.39   $            15.88   $           16.69
===========================================================================================================================
   * Investments, at cost (Note 6)                             $       19,696,398   $       44,269,447   $     126,053,761

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

================================================================================
72               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     GROWTH &             GROWTH         AGGRESSIVE GROWTH
                                                                INCOME ALLOCATION       ALLOCATION           ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)                $      150,449,543   $      141,769,113   $      69,447,746
   Repurchase agreements, at value                                              -              773,000             974,000
                                                               ------------------------------------------------------------
   TOTAL INVESTMENTS*                                                 150,449,543          142,542,113          70,421,746
   Cash                                                                    58,465                  746                 553
   Receivable for capital shares sold                                     158,593              178,191             125,921
   Dividends and interest receivable                                        9,691                3,387                  50
   Prepaid expenses and other assets                                       28,144               28,307              23,948
                                                               ------------------------------------------------------------
   TOTAL ASSETS                                                       150,704,436          142,752,744          70,572,218
                                                               ------------------------------------------------------------
LIABILITIES:
   Payable for capital shares repurchased                                 401,888              334,235             286,050
   Payable due to investment advisor (Note 3)                              12,980               12,078               5,983
   Payable due to administrator (Note 3)                                    1,298                1,208                 598
   Payable for transfer agent fees (Note 3)                                 2,989                2,776               1,371
   Payable for 12b-1 & administrative services fees (Note 3)               73,095               59,035              23,090
   Compliance (Note 3)                                                      1,100                1,029                 512
   Accrued expenses and other liabilities                                  14,965               12,221               8,488
                                                               ------------------------------------------------------------
   TOTAL LIABILITIES                                                      508,315              422,582             326,092
                                                               ------------------------------------------------------------
   NET ASSETS                                                  $      150,196,121   $      142,330,162   $      70,246,126
===========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $      143,352,821   $      129,766,205   $      62,895,212
   Net unrealized appreciation (depreciation) of investments
      and other assets and liabilities                                  4,525,209           10,232,125           6,163,741
   Undistributed net investment income (loss)                              (8,414)              (8,442)             (3,483)
   Accumulated net realized gain (loss) on investments,
      futures contracts, options and foreign currencies                 2,326,505            2,340,274           1,190,656
                                                               ------------------------------------------------------------
   NET ASSETS                                                  $      150,196,121   $      142,330,162   $      70,246,126
===========================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $       59,824,510   $       58,410,150   $      38,775,494
   Outstanding shares                                                   3,746,218            3,515,973           2,272,932
   Net asset value, offering & redemption price per share      $            15.97   $            16.61   $           17.06
===========================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $       14,578,974   $       17,851,367   $      10,694,445
   Outstanding shares                                                     914,208            1,075,924             641,635
   Net asset value, offering & redemption price per share      $            15.95   $            16.59   $           16.67
===========================================================================================================================
C CLASS**
   Net assets                                                  $       47,517,196   $       39,573,202   $       8,965,047
   Outstanding shares                                                   2,988,852            2,396,523             545,080
   Net asset value & offering price per share(1)               $            15.90   $            16.51   $           16.45
===========================================================================================================================
A CLASS**
   Net assets                                                  $       28,275,441   $       26,495,443   $      11,811,140
   Outstanding shares                                                   1,775,686            1,596,286             699,041
   Net asset value & redemption price per share                $            15.92   $            16.60   $           16.90
   Public offering price per share                             $            16.89   $            17.61   $           17.93
===========================================================================================================================
   * Investments, at cost (Note 6)                             $      145,924,334   $      132,309,988   $      64,258,005

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per shares excludes the applicable contingent deferred sales charges.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      73

================================================================================
                            STATEMENTS OF OPERATIONS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SMALL TO         INTERNATIONAL
                                                              GROWTH             VALUE           MID CAP            EQUITY
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
      $715 for Value Fund, $6,389 for Small to
      Mid Cap Fund and $619,535 for International
      Equity Fund)                                      $          735,107   $   1,557,531   $      1,369,937   $     4,111,096
   Interest                                                         33,882          18,835             45,902            14,628
                                                        ------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                         768,989       1,576,366          1,415,839         4,125,724
                                                        ------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                        313,881         283,422            739,798           616,127
   Money managers fees (Note 3)                                    174,378         147,792            493,199           419,746
   Transfer agent & administration fees (Note 3)                   108,336          98,165            191,774           175,029
   Distribution fees - Investor Class                                2,275           2,307              5,167             6,620
   Distribution fees - C Class                                      16,478          12,358             10,559            24,480
   Distribution fees - A Class                                       1,178             328              9,096            18,817
   Investor Class Only (Note 2 and 3):
      Administrative services fees                                   2,275           2,307              5,167             6,620
   Compliance fees (Note 3)                                            929             821              1,648             1,474
   Fund accounting fees                                             34,876          31,491             61,650            56,011
   Legal fees                                                        7,241           4,139             14,089             8,254
   Audit fees                                                       12,667          12,985              8,494            20,674
   Custodian fees                                                    1,426           4,239             42,801            84,754
   Registration fees                                                15,320          15,272             20,689            23,655
   Directors fees                                                    1,162           1,038              2,792             1,869
   Printing/postage expense                                          5,518           3,870             12,761             7,572
   Dividend expense                                                      -               -            111,537                 -
   Interest expense                                                      -               -             24,790                 -
   Other expenses                                                    5,027          19,864             (4,496)           11,793
                                                        ------------------------------------------------------------------------
   TOTAL EXPENSES                                                  702,967         640,398          1,751,515         1,483,495
                                                        ------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                     66,022         935,968           (335,676)        2,642,229
                                                        ------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments                                              (12,085,160)     (5,886,634)       (15,668,339)        1,606,631
      Securities sold short                                              -               -          4,966,162                 -
      Futures                                                            -               -            880,026                 -
      Foreign exchange currency                                          -               -                  -            99,785
   Change in unrealized appreciation/depreciation of
      investments and other assets and liabilities              (3,021,113)    (17,797,743)       (17,139,331)      (39,346,941)
   Change in unrealized appreciation/depreciation of
      foreign currency                                                   -               -                  -            62,797
                                                        ------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                  (15,106,273)    (23,684,377)       (26,961,482)      (37,577,728)
                                                        ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS                                         $      (15,040,251)  $ (22,748,409)  $    (27,297,158)  $   (34,935,499)
================================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
74               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              TOTAL            STRATEGIC        HIGH YIELD       INTERMEDIATE
                                                             RETURN          ALTERNATIVES          BOND          FIXED-INCOME
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                            $          492,145   $     465,568   $              -   $             -
   Dividends from affiliated investment company shares                   -         152,092                  -                 -
   Interest                                                        103,184         265,534          2,975,470         2,485,318
                                                        ------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                         595,329         883,194          2,975,470         2,485,318
                                                        ------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                         32,584         253,926            131,422           129,744
   Money managers fees (Note 3)                                    135,766               -             91,265            68,253
   Transfer agent & administration fees (Note 3)                    23,118          52,922             49,399            53,193
   Distribution fees - Investor Class                                    -               -              1,659             5,603
   Distribution fees - C Class                                           -               -              5,820             4,056
   Distribution fees - A Class                                           -               -              1,649                 -
   Investor Class Only (Note 2 and 3):
      Administrative services fees                                       -               -              1,659             5,603
   Compliance fees (Note 3)                                            289             556                489               527
   Fund accounting fees                                             13,576          18,138             18,253            19,658
   Legal fees                                                        1,942           2,653              2,404             2,599
   Audit fees                                                       12,117          12,604             12,932            14,406
   Custodian fees                                                   17,442           2,996              3,895             2,397
   Registration fees                                                 2,654           3,799             15,476            12,281
   Directors fees                                                      302             548                599               594
   Printing/postage expense                                          1,446           2,239              6,418             2,494
   Other expenses                                                      691           2,489             10,164            10,551
                                                        ------------------------------------------------------------------------
   TOTAL EXPENSES                                                  241,927         352,870            353,503           331,959
                                                        ------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                    353,402         530,324          2,621,967         2,153,359
                                                        ------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments (including TBA commitments)                   (7,566,632)         76,934         (2,617,829)       (1,181,235)
      Futures                                                            -               -                  -             2,440
      Written options                                                    -               -                  -            (2,157)
   Change in unrealized appreciation/depreciation of
      investments and other assets and liabilities              (2,591,711)        (71,154)        (1,115,024)       (5,890,232)
   Change in unrealized appreciation/depreciation of
      futures                                                            -               -                  -           170,934
   Change in unrealized appreciation/depreciation of
      written options                                                                                                      (110)
                                                        ------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                  (10,158,343)          5,780         (3,732,853)       (6,900,360)
                                                        ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS                                        $       (9,804,941)  $     536,104   $     (1,110,886)  $    (4,747,001)
================================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                    (800) 759-3504 ~ WWW.ACCESSOR.COM                         75

================================================================================
                            STATEMENTS OF OPERATIONS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHORT-INTERMEDIATE      MORTGAGE     LIMITED DURATION   U.S. GOVERNMENT
                                                           FIXED-INCOME        SECURITIES     U.S. GOVERNMENT        MONEY
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                             $        1,928,748   $   1,970,968   $      1,323,257   $    20,198,146
                                                        ------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                       1,928,748       1,970,968          1,323,257        20,198,146
                                                        ------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                         98,397         138,151             38,222           508,463
   Money managers fees (Note 3)                                     51,298          96,625             92,258                 -
   Transfer agent & administration fees (Note 3)                    40,386          52,948             27,045           350,157
   Distribution fees - Investor Class                                  441           1,610                  -            13,689
   Distribution fees - C Class                                       4,780           4,358                  -             8,587
   Distribution fees - A Class                                         161               -                  -             1,341
   Investor Class Only (Note 2 and 3):
      Administrative services fees                                     441           1,610                  -            13,689
   ACM Administrative Plan*
      Shareholder services fees - Advisor Class                          -               -                  -           985,265
      Shareholder services fees - Investor Class                         -               -                  -            13,689
      Shareholder services fees - C Class                                -               -                  -             2,147
      Shareholder services fees - A Class                                -               -                  -             1,341
   Compliance fees (Note 3)                                            405             527                421             8,746
   Fund accounting fees                                             14,909          19,288             15,927           318,157
   Legal fees                                                        1,972           2,722              2,089            42,996
   Audit fees                                                       14,449          20,407             12,715            37,415
   Custodian fees                                                    2,551          10,511              2,332            27,246
   Registration fees                                                13,998          11,258              2,059            95,833
   Directors fees                                                      514             582                476            10,675
   Printing/postage expense                                          1,890           2,530              1,801            37,952
   Interest expense                                                      -               -                  -                 -
   Other expenses                                                   10,128          12,990              6,746            28,250
                                                        ------------------------------------------------------------------------
   TOTAL EXPENSES                                                  256,720         376,117            202,091         2,505,638
                                                        ------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                  1,672,028       1,594,851          1,121,166        17,692,508
                                                        ------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments (including TBA commitments)                   (1,154,392)        671,846            365,842           118,177
      Futures                                                        9,059         308,637                  -                 -
      Written options                                               (1,678)              -                  -                 -
   Change in unrealized appreciation/depreciation of
      investments and other assets and liabilities              (4,982,381)     (2,061,457)          (292,476)                -
   Change in unrealized appreciation/depreciation of
      futures                                                       (9,694)       (128,325)                 -                 -
   Change in unrealized appreciation/depreciation of
     written options                                                 4,743               -                  -                 -
                                                        ------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                   (6,134,343)     (1,209,299)            73,366           118,177
                                                        ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS                                         $       (4,462,315)  $     385,552   $      1,194,532   $    17,810,685
================================================================================================================================

--------------------------------------------------------------------------------
* Shareholder Services fees are not charged to the Institutional Class shares in the U.S. Government Money Fund.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
76               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                INCOME      INCOME & GROWTH     BALANCED
                                                              ALLOCATION      ALLOCATION       ALLOCATION
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares      $     486,564    $     732,294    $   1,585,718
   Interest                                                        14,863           21,174           42,637
                                                            ------------------------------------------------
   TOTAL INVESTMENT INCOME                                        501,427          753,468        1,628,355
                                                            ------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                         9,973           21,297           61,899
   Transfer agent & administration fees (Note 3)                      478            1,045            3,040
   Distribution fees - Investor Class                               3,808            5,764           16,941
   Distribution fees - C Class                                     15,229           47,084           99,071
   Distribution fees - A Class                                      1,522            6,050           48,088
   Investor Class Only (Note 2 and 3):
      Administrative services fees                                  3,808            5,764           16,941
   Compliance fees (Note 3)                                           139              285              834
   Fund accounting fees                                               996            2,127            6,186
   Legal fees                                                         674            1,409            4,141
   Audit fees                                                       6,519            6,433            6,386
   Custodian fees                                                      16               96              175
   Registration fees                                               18,216           18,716           23,900
   Directors fees                                                     157              324              995
   Printing/postage expense                                           721            1,479            4,395
   Other expense                                                      584              988            2,664
                                                            ------------------------------------------------
   TOTAL EXPENSES                                                  62,840          118,861          295,656
                                                            ------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                   438,587          634,607        1,332,699
                                                            ------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated investment
     company shares                                              (134,609)          (8,644)          (7,638)
   Change in unrealized appreciation (depreciation)of
     affiliated investments                                      (907,775)      (3,377,109)     (11,646,022)
                                                            ------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                  (1,042,384)      (3,385,753)     (11,653,660)
                                                            ------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $    (603,797)   $  (2,751,146)   $ (10,320,961)
============================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     77

================================================================================
                            STATEMENTS OF OPERATIONS
                         AS OF JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               GROWTH &          GROWTH       AGGRESSIVE GROWTH
                                                          INCOME ALLOCATION    ALLOCATION        ALLOCATION
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment company shares    $     1,659,902    $      912,848    $     193,463
   Interest                                                        47,671            32,109           10,413
                                                          ------------------------------------------------------
   TOTAL INVESTMENT INCOME                                      1,707,573           944,957          203,876
                                                          ------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                        79,064            73,450           36,082
   Transfer agent & administration fees (Note 3)                    3,869             3,614            1,770
   Distribution fees - Investor Class                              18,591            22,117           13,894
   Distribution fees - C Class                                    253,027           207,012           46,329
   Distribution fees - A Class                                     49,897            48,113           20,946
   Investor Class Only (Note 2 and 3):
      Administrative services fees                                 18,591            22,117           13,894
   Compliance fees (Note 3)                                         1,062               987              480
   Fund accounting fees                                             7,902             7,338            3,607
   Legal fees                                                       5,272             4,913            2,405
   Audit fees                                                       6,332             6,328            6,375
   Custodian fees                                                     290               191               74
   Registration fees                                               26,283            24,131           20,363
   Directors fees                                                   1,278             1,191              589
   Printing/postage expense                                         6,303             6,643            3,476
   Other expense                                                    3,569             3,273            1,743
                                                          ------------------------------------------------------
   TOTAL EXPENSES                                                 481,330           431,418          172,027
                                                          ------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                 1,226,243           513,539           31,849
                                                          ------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated
     investment company shares                                    636,488             8,771          (87,626)
   Change in unrealized appreciation (depreciation)
     of affiliated investments                                (17,549,678)      (17,539,698)      (9,912,318)
                                                          ------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                 (16,913,190)      (17,530,927)      (9,999,944)
                                                          ------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS                                           $   (15,686,947)   $  (17,017,388)   $  (9,968,095)
================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
78               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           GROWTH                           VALUE
                                              ------------------------------------------------------------------
                                                PERIOD ENDED      YEAR ENDED     PERIOD ENDED      YEAR ENDED
                                               JUNE 30, 2008    DEC. 31, 2007    JUNE 30, 2008    DEC. 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $        66,022   $     465,094   $       935,968   $   1,495,053
   Net realized gain (loss) on investments
     transactions                                 (12,085,160)     18,895,552        (5,886,634)     20,016,684
   Change in unrealized net appreciation/
     depreciation of investments                   (3,021,113)     (9,555,074)      (17,797,743)    (17,534,747)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS        (15,040,251)      9,805,572       (22,748,409)      3,976,990

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                   (92,832)       (452,345)         (960,163)     (1,416,854)
      Investor Class                                        -          (1,598)           (9,255)        (10,503)
      C Class                                               -               -            (8,653)         (2,751)
      A Class                                               -            (451)           (1,156)         (1,838)
                                              ------------------------------------------------------------------
   Total                                              (92,832)       (454,394)         (979,227)     (1,431,946)
                                              ------------------------------------------------------------------
   Net realized gain
      Advisor Class                                         -               -                 -      (3,893,810)
      Investor Class                                        -               -                 -         (55,511)
      C Class                                               -               -                 -        (110,463)
      A Class                                               -               -                 -          (6,892)
                                              ------------------------------------------------------------------
   Total                                                    -               -                 -      (4,066,676)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                    (92,832)       (454,394)         (979,227)     (5,498,622)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                      9,829,406      21,427,027        11,553,148      33,153,907
   Reinvestment of distributions                       17,786          85,215           171,403       1,020,292
   Cost of redemptions                            (37,201,098)    (47,287,971)      (20,277,162)    (18,853,669)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                           (27,353,906)    (25,775,729)       (8,552,611)     15,320,530
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        (42,486,989)    (16,424,551)      (32,280,247)     13,798,898

NET ASSETS:
   Beginning of period                            170,000,083     186,424,634       147,892,878     134,093,980
                                              ------------------------------------------------------------------
   End of period                              $   127,513,094   $ 170,000,083   $   115,612,631   $ 147,892,878
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS)                                   $       (13,215)  $      13,595   $        19,848   $      63,107

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     79

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SMALL TO MID CAP                 INTERNATIONAL EQUITY
                                              ------------------------------------------------------------------
                                                PERIOD ENDED     YEAR ENDED       PERIOD ENDED      YEAR ENDED
                                               JUNE 30, 2008    DEC. 31, 2007    JUNE 30, 2008    DEC. 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $      (335,676)  $     437,491   $     2,642,229   $   2,089,013
   Net realized gain (loss) on investments
     transactions                                  (9,822,151)     26,097,718         1,706,416      28,287,814
   Change in unrealized
     appreciation/depreciation of
     investments                                  (17,139,331)    (36,393,187)      (39,284,144)     (6,380,836)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS        (27,297,158)     (9,857,978)      (34,935,499)     23,995,991

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                         -        (647,119)                -      (1,919,711)
      Investor Class                                        -               -                 -         (26,974)
      A Class                                               -          (1,393)                -         (62,429)
                                              ------------------------------------------------------------------
   Total                                                    -        (648,512)                -      (2,009,114)
                                              ------------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -        (448,801)                -     (17,221,297)
      Investor Class                                        -          (7,623)                -        (471,705)
      C Class                                               -          (5,255)                -        (547,546)
      A Class                                               -          (9,062)                -        (841,394)
                                              ------------------------------------------------------------------
   Total                                                    -        (470,741)                -     (19,081,942)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                          -      (1,119,253)                -     (21,091,056)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     16,738,222      99,606,619        19,134,742     162,898,790
   Reinvestment of distributions                            -         384,819                 -       6,750,937
   Cost of redemptions                            (80,824,144)    (79,559,428)      (52,743,407)    (65,172,326)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                           (64,085,922)     20,432,010       (33,608,665)    104,477,401
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        (91,383,080)      9,454,779       (68,544,164)    107,382,336
NET ASSETS:
   Beginning of period                            305,753,728     296,298,949       267,477,112     160,094,776
                                              ------------------------------------------------------------------
   End of period                              $   214,370,648   $ 305,753,728   $   198,932,948   $ 267,477,112
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) $      (335,676)  $           -   $     2,543,272   $     (98,957)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
80               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       TOTAL RETURN                  STRATEGIC ALTERNATIVES
                                              ------------------------------------------------------------------
                                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                               JUNE 30, 2008    DEC. 31, 2007*   JUNE 30, 2008**
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $       353,402    $    284,694   $       530,324
   Net realized gain (loss) on investments
     transactions                                  (7,566,632)       (931,827)           76,934
   Change in unrealized appreciation/
     depreciation of investments                   (2,591,711)       (384,967)          (71,154)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS         (9,804,941)     (1,032,100)          536,104

DISTRIBUTIONS FROM:
   Net investment income                             (362,023)       (283,655)         (531,849)
                                              ------------------------------------------------------------------
   Total                                             (362,023)       (283,655)         (531,849)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                   (362,023)       (283,655)         (531,849)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     11,155,294      59,599,601       124,928,162
   Reinvestment of distributions                       36,847          23,600            38,139
   Cost of redemptions                             (6,916,217)     (1,240,509)       (9,540,698)
                                              ------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE
     TRANSACTIONS                                   4,275,924      58,382,692       115,425,603
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         (5,891,040)     57,066,937       115,429,858

NET ASSETS:
   Beginning of period                             57,066,937               -                 -
                                              ------------------------------------------------------------------
   End of period                              $    51,175,897    $ 57,066,937   $   115,429,858
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) $        (7,582)   $      1,039   $        (1,525)

--------------------------------------------------------------------------------
*     Commenced operations on September 10, 2007.
**    Commenced operations on January 29, 2008.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     81

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       HIGH YIELD BOND             INTERMEDIATE FIXED-INCOME
                                              ------------------------------------------------------------------
                                                PERIOD ENDED      YEAR ENDED     PERIOD ENDED       YEAR ENDED
                                               JUNE 30, 2008    DEC. 31, 2007    JUNE 30, 2008    DEC. 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     2,621,967   $   5,576,599   $     2,153,359   $   3,964,014
   Net realized gain (loss) on investment
     transactions                                  (2,617,829)     (1,272,368)       (1,180,952)        992,192
   Change in unrealized appreciation/
     depreciation of investments                   (1,115,024)     (3,274,595)       (5,719,408)     (2,622,550)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS         (1,110,886)      1,029,636        (4,747,001)      2,333,656

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (2,427,184)     (5,322,809)       (1,996,567)     (3,524,554)
      Investor Class                                  (42,586)       (118,505)         (107,686)       (420,190)
      C Class                                         (34,324)        (84,467)          (18,081)        (77,896)
      A Class                                         (44,591)        (66,267)              N/A             (18)
                                              ------------------------------------------------------------------
   Total                                           (2,548,685)     (5,592,048)       (2,122,334)     (4,022,658)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (2,548,685)     (5,592,048)       (2,122,334)     (4,022,658)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                      9,000,029      40,388,966        21,407,213      56,400,568
   Reinvestment of distributions                      624,065       1,322,001           771,221       1,893,794
   Cost of redemptions                            (11,976,847)    (22,259,158)      (16,952,859)    (20,353,810)
                                              ------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE
     TRANSACTIONS                                  (2,352,753)     19,451,809         5,225,575      37,940,552
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         (6,012,324)     14,889,397        (1,643,760)     36,251,550

NET ASSETS:
   Beginning of period                             77,280,515      62,391,118        79,347,749      43,096,199
                                              ------------------------------------------------------------------
   End of period                              $    71,268,191   $  77,280,515   $    77,703,989   $  79,347,749
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $        79,728   $       6,446   $        31,025   $           -

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
82               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SHORT-INTERMEDIATE FIXED-INCOME           MORTGAGE SECURITIES
                                                        ----------------------------------------------------------------------
                                                         PERIOD ENDED      YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                         JUNE 30, 2008    DEC. 31, 2007     JUNE 30, 2008      DEC. 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $    1,672,028   $    5,908,011   $      1,594,851   $      2,442,485
   Net realized gain (loss) on investment
      transactions                                          (1,147,011)        (668,748)           980,483            318,552
   Change in unrealized appreciation/depreciation
      of investments                                        (4,987,332)      (2,596,307)        (2,189,782)           758,977
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                  (4,462,315)       2,642,956            385,552          3,520,014

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                         (1,645,317)      (5,916,179)        (1,456,331)        (2,318,325)
      Investor Class                                            (8,851)         (40,161)           (21,882)           (45,845)
      C Class                                                  (22,698)         (59,943)           (12,637)           (28,055)
      A Class                                                   (3,066)         (12,208)                 -               (125)
                                                        ----------------------------------------------------------------------
      Total                                                 (1,679,932)      (6,028,491)        (1,490,850)        (2,392,350)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                          (1,679,932)      (6,028,491)        (1,490,850)        (2,392,350)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                               3,003,855       19,598,845         27,403,740         25,540,625
   Reinvestment of distributions                               312,298        1,084,883            498,859          1,006,075
   Cost of redemptions                                     (11,308,892)     (59,750,378)       (10,324,966)       (12,944,076)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS             (7,992,739)     (39,066,650)        17,577,633         13,602,624
                                                        ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 (14,134,986)     (42,452,185)        16,472,335         14,730,288

NET ASSETS:
   Beginning of period                                      66,858,563      109,310,748         64,615,192         49,884,904
                                                        ----------------------------------------------------------------------
   End of period                                        $   52,723,577   $   66,858,563   $     81,087,527   $     64,615,192
==============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME                  $        4,767   $       12,671   $        104,001   $              -

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       83

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          LIMITED DURATION U.S. GOVT.            U.S. GOVERNMENT MONEY
                                                        ----------------------------------------------------------------------
                                                         PERIOD ENDED      YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                         JUNE 30, 2008    DEC. 31, 2007     JUNE 30, 2008      DEC. 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $    1,121,166   $    2,604,458   $     17,692,508   $     61,374,045
   Net realized gain (loss) on investment
      transactions                                             365,842           38,361            118,177                  -
   Change in unrealized appreciation/depreciation
      of investments                                          (292,476)         851,724                  -                  -
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                   1,194,532        3,494,543         17,810,685         61,374,045

DISTRIBUTIONS FROM:
   Net investment income
      Limited Duration U.S. Government Fund                 (1,122,909)      (2,608,520)               N/A                N/A
      U.S. Government Money Fund
         Advisor Class                                             N/A              N/A        (11,470,425)       (58,279,369)
         Investor Class                                            N/A              N/A           (123,212)          (419,796)
         C Class                                                   N/A              N/A            (14,039)           (51,471)
         A Class                                                   N/A              N/A            (13,762)           (39,059)
         Institutional Class                                       N/A              N/A         (6,071,063)        (2,587,309)
                                                        ----------------------------------------------------------------------
   Total                                                    (1,122,909)      (2,608,520)       (17,692,501)       (61,377,004)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                          (1,122,909)      (2,608,520)       (17,692,501)       (61,377,004)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                              10,010,594       41,078,024      1,978,647,242      3,320,035,764
   Reinvestment of distributions                                49,303          481,171            685,668          1,835,848
   Cost of redemptions                                      (8,691,201)     (34,002,017)    (2,193,473,584)    (3,341,701,354)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS              1,368,696        7,557,178       (214,140,674)       (19,829,742)
                                                        ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,440,319        8,443,201       (214,022,490)       (19,832,701)

NET ASSETS:
   Beginning of period                                      63,164,390       54,721,189      1,425,631,450      1,445,464,151
                                                        ----------------------------------------------------------------------
   End of period                                        $   64,604,709   $   63,164,390   $  1,211,608,960   $  1,425,631,450
==============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)           $        7,113   $        8,856   $       (327,817)  $       (327,824)

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
84                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               INCOME ALLOCATION               INCOME & GROWTH ALLOCATION
                                                        ----------------------------------------------------------------------
                                                         PERIOD ENDED      YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                         JUNE 30, 2008    DEC. 31, 2007     JUNE 30, 2008      DEC. 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $      438,587   $    1,006,733   $        634,607   $      1,259,071
   Net realized gain (loss) on sales and gain
      distributions of investment company shares              (134,609)        (182,309)            (8,644)           494,985
   Change in unrealized appreciation/depreciation
      of investments and other assets and liabilities         (907,775)        (328,671)        (3,377,109)          (490,379)
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                    (603,797)         495,753         (2,751,146)         1,263,677

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                           (291,241)        (659,807)          (428,698)          (868,240)
      Investor Class                                           (64,523)        (170,065)           (67,102)          (181,677)
      C Class                                                  (56,454)        (146,537)          (115,223)          (321,938)
      A Class                                                  (28,462)         (36,618)           (53,094)          (110,935)
                                                        ----------------------------------------------------------------------
   Total                                                      (440,680)      (1,013,027)          (664,117)        (1,482,790)
                                                        ----------------------------------------------------------------------

   Net realized gain
      Advisor Class                                                  -                -                  -            (15,630)
      Investor Class                                                 -                -                  -             (3,170)
      C Class                                                        -                -                  -             (6,709)
      A Class                                                        -                -                  -             (2,153)
                                                        ----------------------------------------------------------------------
   Total                                                             -                -                  -            (27,662)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                            (440,680)      (1,013,027)          (664,117)        (1,510,452)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                              10,897,944        6,867,783         13,077,785         23,583,095
   Reinvestment of distributions                               335,490          612,877            568,277          1,189,458
   Cost of redemptions                                     (10,408,143)      (5,766,289)        (9,681,932)       (14,307,924)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS                825,291        1,714,371          3,964,130         10,464,629
                                                        ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (219,186)       1,197,097            548,867         10,217,854

NET ASSETS:
   Beginning of period                                      18,324,374       17,127,277         43,566,239         33,348,385
                                                        ----------------------------------------------------------------------
   End of period                                        $   18,105,188   $   18,324,374   $     44,115,106   $     43,566,239
==============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)           $         (851)  $        1,242   $         (1,514)  $         27,996

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       85

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              BALANCED ALLOCATION              GROWTH & INCOME ALLOCATION
                                                        ----------------------------------------------------------------------
                                                         PERIOD ENDED      YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                                         JUNE 30, 2008    DEC. 31, 2007     JUNE 30, 2008     DEC. 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $    1,332,699   $    2,977,445   $      1,226,243   $      2,970,170
   Net realized gain (loss) on sales and gain
      distributions of investment company shares                (7,638)       2,203,901            636,488          3,814,253
   Change in unrealized appreciation/depreciation
      of investments and other assets and liabilities      (11,646,022)        (819,580)       (17,549,678)          (979,590)
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 (10,320,961)       4,361,766        (15,686,947)         5,804,833

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                           (775,673)      (2,236,303)          (633,303)        (2,121,998)
      Investor Class                                          (131,282)        (452,168)          (111,548)          (421,852)
      C Class                                                 (145,205)        (549,117)          (254,178)        (1,263,420)
      A Class                                                 (287,934)        (806,102)          (239,115)          (835,242)
                                                        ----------------------------------------------------------------------
   Total                                                    (1,340,094)      (4,043,690)        (1,238,144)        (4,642,512)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                          (1,340,094)      (4,043,690)        (1,238,144)        (4,642,512)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                              25,924,630       60,953,136         23,243,781         63,319,686
   Reinvestment of distributions                             1,172,538        3,449,976          1,132,009          4,218,905
   Cost of redemptions                                     (17,973,077)     (34,375,953)       (26,706,869)       (33,913,304)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS              9,124,091       30,027,159         (2,331,079)        33,625,287
                                                        ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,536,964)      30,345,235        (19,256,170)        34,787,608

NET ASSETS:
   Beginning of period                                     129,365,325       99,020,090        169,452,291        134,664,683
                                                        ----------------------------------------------------------------------
   End of period                                        $  126,828,361   $  129,365,325   $    150,196,121   $    169,452,291
==============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)           $       (4,249)  $        3,146   $         (8,414)  $          3,487

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
86                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               GROWTH ALLOCATION              AGGRESSIVE GROWTH ALLOCATION
                                                        ----------------------------------------------------------------------
                                                         PERIOD ENDED       YEAR ENDED      PERIOD ENDED        YEAR ENDED
                                                         JUNE 30, 2008    DEC. 31, 2007     JUNE 30, 2008      DEC. 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)                         $      513,539   $    1,251,968   $         31,849   $        178,655
   Net realized gain (loss) on sales and gain
      distributions of investment company shares                 8,771        4,299,772            (87,626)         2,537,088
   Change in unrealized appreciation/depreciation
      of investments and other assets and liabilities      (17,539,698)         805,980         (9,912,318)           848,976
                                                        ----------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS                 (17,017,388)       6,357,720         (9,968,095)         3,564,719

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                           (333,483)      (1,571,358)           (33,534)          (831,098)
      Investor Class                                           (57,849)        (362,497)                 -           (186,497)
      C Class                                                  (26,228)        (719,353)                 -           (111,039)
      A Class                                                 (104,421)        (611,067)            (1,798)          (202,270)
                                                        ----------------------------------------------------------------------
   Total                                                      (521,981)      (3,264,275)           (35,332)        (1,330,904)
                                                        ----------------------------------------------------------------------

   Net realized gain
      Advisor Class                                                  -          (24,740)                 -            (57,180)
      Investor Class                                                 -           (7,137)                 -            (17,086)
      C Class                                                        -          (17,565)                 -            (13,706)
      A Class                                                        -          (11,317)                 -            (16,794)
                                                        ----------------------------------------------------------------------
   Total                                                             -          (60,759)                 -           (104,766)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                            (521,981)      (3,325,034)           (35,332)        (1,435,670)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                              18,547,593       54,211,344          8,636,007         28,186,631
   Reinvestment of distributions                               478,051        3,085,806             31,568          1,306,970
   Cost of redemptions                                     (17,510,722)     (27,920,696)        (8,444,912)       (17,827,684)
                                                        ----------------------------------------------------------------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS              1,514,922       29,376,454            222,663         11,665,917
                                                        ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                 (16,024,447)      32,409,140         (9,780,764)        13,794,966

NET ASSETS:
   Beginning of period                                     158,354,609      125,945,469         80,026,890         66,231,924
                                                        ----------------------------------------------------------------------
   End of period                                        $  142,330,162   $  158,354,609   $     70,246,126   $     80,026,890
==============================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)           $       (8,442)  $            -   $         (3,483)  $              -

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       87

================================================================================
                                SMALL TO MID CAP
                             STATEMENT OF CASH FLOWS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations                  $   (27,297,158)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
   Purchases of investments                                              (719,447,322)
   Sales of investments                                                   848,896,777
   Purchase of securities sold short                                       22,212,542
   Sales of securities sold short                                         (79,408,194)
   Realized losses on investments transactions                             10,702,177
   Change in unrealized depreciation of investments                        17,122,951
   Increase in Receivable for investments sold                                (58,171)
   Decrease in Dividends and interest receivable                              440,020
   Increase in Prepaid expenses and other assets                               (6,385)
   Decrease in cash overdraft                                              (7,819,343)
   Decrease in Payable due to investment advisor                              (51,088)
   Decrease in Money managers fee payable                                    (264,913)
   Decrease in Payable due to administrator                                    (4,330)
   Decrease in Director's fee payable                                            (338)
   Decrease in Payable for transfer agent fees                                (24,360)
   Decrease in Payable for 12b-1 & administrative services fees                  (186)
   Decrease in Payable for futures contract settlement                         (3,740)
   Decrease in Compliance                                                        (105)
   Decrease in Dividends payable                                              (39,125)
   Decrease in Accrued expenses and other liabilities                         (32,427)
                                                                      ---------------
Net cash provided by operating activities                                  64,917,282
                                                                      ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from subscriptions                                             17,569,918
   Cost of redemptions                                                    (82,617,717)
                                                                      ---------------
Net cash used in financing activities                                     (65,047,799)
                                                                      ---------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                    (130,517)
   Cash, beginning of period                                                  142,800
                                                                      ---------------
   CASH, END OF PERIOD                                                $        12,283
                                                                      ===============

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
88               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION |
----------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds and 2 non-diversified (individually, a "Fund", and collectively, the "Funds"). This report covers the following twelve Funds: Growth Fund, Value Fund, and Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), Total Return Fund, Strategic Alternatives Fund, and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration Fund, U.S. Government Money Fund, Total Return Fund and Strategic Alternatives Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Intermediate Fixed-Income Fund A Class Shares closed on April 10, 2007, the Mortgage Securities Fund A Class Shares closed on June 20, 2007 and the U.S. Government Money Fund Institutional Class Shares commenced operations on January 4, 2007. These Funds previously offered four classes of shares. The Limited Duration Fund, Total Return Fund and Strategic Alternatives Fund offer one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
------------------------------------  The following is a summary  of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of the management, necessary to present a fair statement of results for the interim period. All such adjustments are of a normal recurring nature. To the extent that the Allocation Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly.

o     SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

      The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed-income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including qualified broker quotes, when such prices are believed by Accessor Capital Management or the appropriate Money Manager to reflect the fair value of such securities. To the extent that such fixed-income securities do not trade each day and last sale or bid prices are not available, the Board of Directors has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds may be valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds, Total Return Fund or Strategic Alternatives Fund in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund with the exception of exchange-traded open-end investment companies which are priced as equity securities as stated above.

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       89

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

      An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager (as defined in Note 3) believes a market quotation from a pricing service or a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board of Directors from the previous trading day's closing level and other criteria have been met, the Board of Directors has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds' portfolios were priced using fair value procedures than in prior periods. At June 30, 2008, $3,060,705 or 3.9% of the net assets of the Intermediate Fixed-Income Fund and $2,468,995 or 4.7% of the net assets of the Short-Intermediate Fixed-Income Fund were fair valued, which incorporated the use of broker quotes. Information relating to fair valued securities held at June 30, 2008, is detailed in the Schedules of Investments, as applicable.

      Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Funds' financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

      As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at June 30, 2008:

--------------------------------------------------------------------------------
90               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES                       LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------------
Growth                                      $   127,730,813    $             -    $            -    $   127,730,813
Value                                           115,434,636                  -                 -        115,434,636
Small to Mid Cap                                214,461,284                  -                 -        214,461,284
International Equity                            195,649,856                  -                 -        195,649,856
Total Return                                     50,243,436                  -                 -         50,243,436
Strategic Alternatives                           81,647,982         36,514,079                 -        118,162,061
High Yield Bond                                     831,000         69,249,730                 -         70,080,730
Intermediate Fixed-Income                                 -         75,416,628         2,206,136         77,622,674
Short-Intermediate Fixed-Income                           -         50,997,581         1,537,597         52,535,178
Mortgage Securities                               1,665,000         79,427,084                 -         81,092,084
Limited Duration                                 10,206,000         56,793,096                 -         66,999,096
U.S. Government Money                           182,762,000      1,052,383,363                 -      1,235,145,363
Income Allocation                                18,175,018                  -                 -         18,175,018
Income & Growth Allocation                       43,637,358                  -                 -         43,637,358
Balanced Allocation                             127,039,476                  -                 -        127,039,476
Growth & Income Allocation                      150,449,543                  -                 -        150,449,543
Growth Allocation                               142,542,113                  -                 -        142,542,113
Aggressive Growth Allocation                     70,421,746                  -                 -         70,421,746
--------------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*                    LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------------
International Equity                        $           (71)   $             -    $            -    $           (71)
Intermediate Fixed-Income                           293,543         (4,990,544)                -         (4,697,001)
Short-Intermediate Fixed-Income                      58,089        (10,326,719)                -        (10,268,630)
Mortgage Securities                                  19,711         18,334,725                 -         18,354,436

================================================================================
* Other financial instruments are short sales, futures, forwards or written options.

      The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------

      -------------------------------------------------------------------------------
      INTERMEDIATE FIXED-INCOME FUND                        INVESTMENTS IN SECURITIES
      -------------------------------------------------------------------------------
      Beginning Balance as of 12/31/07                             $         -
      Accrued discounts/premiums                                             -
      Realized gain/(loss)                                                   -
      Change in unrealized appreciation/(depreciation)                       -
      Net purchase/sales                                                     -
      Net transfers in/and or out of Level 3                         2,206,136
                                                                   -----------
      ENDING BALANCE AS OF 6/30/08                                 $ 2,206,136
                                                                   ===========

      -------------------------------------------------------------------------------
      SHORT-INTERMEDIATE FIXED-INCOME                       INVESTMENTS IN SECURITIES
      -------------------------------------------------------------------------------
      Beginning Balance as of 12/31/07                             $         -
      Accrued discounts/premiums                                             -
      Realized gain/(loss)                                                   -
      Change in unrealized appreciation/(depreciation)                       -
      Net purchase/sales                                                     -
      Net transfers in/and or out of Level 3                         1,537,597
                                                                   -----------
      ENDING BALANCE AS OF 6/30/08                                 $ 1,537,597
                                                                   ===========

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       91

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

o     SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

o     FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

o     OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

o     FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily.

--------------------------------------------------------------------------------
92               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

      The following table summarizes the written options for the period ended June 30, 2008.

--------------------------------------------------------------------------------
FUND                                          NUMBER OF CONTRACTS      PREMIUM
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME
   Options outstanding, December 31, 2007                -           $         -
   Options written                                      32                17,420
   Options expired                                       -                     -
   Options exercised                                     -                     -
   Options closed                                        -                     -
                                                    ----------       -----------
   Options outstanding, June 30, 2008                   32           $    17,420
                                                    ==========       ===========
SHORT-INTERMEDIATE FIXED-INCOME
   Options outstanding, December 31, 2007                -           $         -
   Options written                                      28                15,243
   Options expired                                       -                     -
   Options exercised                                     -                     -
   Options closed                                        -                     -
                                                    ----------       -----------
   Options outstanding, June 30, 2008                   28           $    15,243
                                                    ==========       ===========

================================================================================

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                       93

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

o     FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

o     COLLATERALIZED DEBT OBLIGATIONS

The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

o     STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

o     REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may

--------------------------------------------------------------------------------
94               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

o     SECURITIES SOLD SHORT

As consistent with the Small to Mid Cap's objectives, the Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the close of a short sale.

      Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

o     REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

      Set forth below is the collateral for each Fund's Repurchase Agreement(s) on June 30, 2008:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            COLLATERAL
                                           --------------------------------------------------------------------------------------
                           ISSUER OF
                           REPURCHASE                                               INTEREST         MATURITY          MARKET
          FUND             AGREEMENT             ISSUER(S)             PAR            RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
Value                  State Street Bank          FHLMC         $     5,635,000       3.500%          5/5/11        $   5,677,263
Small to Mid Cap       State Street Bank          FHLMC               5,100,000       3.500%          5/5/11            5,138,250
International Equity   State Street Bank          FHLMC                 480,000       3.500%          5/5/11              483,600
Total Return           State Street Bank          FHLMC                 855,000       3.500%          5/5/11              861,413
Strategic
   Alternatives        State Street Bank          FHLMC               1,960,000       4.125%         6/23/10            1,969,800
High Yield Bond        State Street Bank          FHLMC                 845,000       3.500%          5/5/11              851,338
Mortgage Securities    State Street Bank          FHLMC               1,690,000       3.500%          5/5/11            1,702,675
Limited Duration       State Street Bank          FNMA               10,380,000       3.200%          5/6/10           10,413,216
U.S. Government
   Money               State Street Bank          FHLB               13,035,000       2.625%         6/10/09           13,018,706
                       Morgan Stanley      Various Government
                                                Agencies            173,315,000   0.000%-6.250%   7/29/08-3/24/23     173,402,408
Income Allocation      State Street Bank          FHLMC                 565,000       3.500%          5/5/11              569,238
Income & Growth
   Allocation          State Street Bank          FHLMC               1,595,000       3.500%          5/5/11            1,606,963
Balanced Allocation    State Street Bank          FHLMC               3,560,000       3.500%          5/5/11            3,586,700
Growth Allocation      State Street Bank          FHLMC                 785,000       3.500%          5/5/11              790,888
Aggressive Growth
   Allocation          State Street Bank          FHLMC                 990,000       3.500%          5/5/11              997,425
=================================================================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     95

================================================================================
                      NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

o     DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Limited Duration Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Total Return Fund, the other Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

o     FEDERAL INCOME TAXES

It is each Fund's intention to continue to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

o     OTHER EXPENSES

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identifiable direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

o     ILLIQUID OR RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2008, is detailed in the Schedules of Investments, as applicable.

      Each Fund (except the Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Directors.

--------------------------------------------------------------------------------
96               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

o     REDEMPTION FEES

Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity, Strategic Alternatives and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

      Total redemption fees retained during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                           SIX MONTHS ENDED        YEAR ENDED
FUND                                        JUNE 30, 2008      DECEMBER 31, 2007
--------------------------------------------------------------------------------
Growth                                         $   484             $   1,763
Value                                              567                 1,450
Small to Mid                                       559                 3,647
International Equity                             6,169                15,850
Strategic Alternatives                              72                     -
High Yield Bond                                    442                    45
================================================================================

o     NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about
(a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds do not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

================================================================================
3. RELATED PARTY TRANSACTIONS |
-------------------------------

o     MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital" or "Manager").

      Accessor Capital's general partner is Accessor Capital Corporation, a Washington corporation, whose majority shareholder is J. Anthony Whatley III; Accessor Capital's limited partner is Zions Investment Management, Inc., a Utah corporation and wholly owned subsidiary of Zions First National Bank, N.A., a wholly owned subsidiary of Zions Bancorporation. Accessor Capital provides general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the Strategic Alternatives, U.S. Government Money Fund and the Accessor Allocation Funds.

      Accessor Capital Management, LP, has entered into an agreement to sell substantially all of its assets to Forward Management LLC (the "Transaction"). The Transaction is subject to the receipt of certain approvals and the fulfillment of certain other conditions contained in the agreement and is expected to be completed in the third quarter of 2008. The Board of Directors of Accessor Funds, Inc. has, in connection with this Transaction, approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which each Accessor Fund will merge into a newly created corresponding fund (a "Forward Fund"), a series of Forward Funds, a separate mutual fund family. The Plan sets forth the terms by which each Accessor Fund will transfer its assets and liabilities to a Forward Fund in exchange solely for voting shares of beneficial interest in the Forward Fund (the "Reorganization"). The Plan was submitted to shareholders of each Accessor Fund for approval at a special meeting of shareholders held August 19, 2008. Details regarding the proposed Reorganization and the special meeting of shareholders are contained in a proxy statement that was mailed to the shareholders in advance of the special meeting.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     97

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ACCESSOR FUNDS                                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                            0.45%
Value                                                             0.45%
Small to Mid Cap                                                  0.60%
International Equity                                              0.55%
Total Return                                                      0.12%
Strategic Alternatives                                            0.70%
High Yield Bond                                                   0.36%
Intermediate Fixed-Income                                         0.33%
Short-Intermediate Fixed-Income                                   0.33%
Mortgage Securities                                               0.36%
Limited Duration U.S. Government                                  0.12%
U.S. Government Money                                             0.08%
Income Allocation                                                 0.10%
Income & Growth Allocation                                        0.10%
Balanced Allocation                                               0.10%
Growth & Income Allocation                                        0.10%
Growth Allocation                                                 0.10%
Aggressive Growth Allocation                                      0.10%
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2008, were paid by the Underlying Funds.

      Fees paid to Accessor Capital are accrued daily and paid monthly based on the following annualized rates calculated on the average daily net assets aggregated across all the classes of each Fund.

o     MONEY MANAGERS

Each Fund (other than the Money Fund and the Accessor Allocation Funds) is sub-advised by an unaffiliated investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. During the six months ended June 30, 2008, the Money Managers received a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid quarterly.

--------------------------------------------------------------------------------
FUND                                      ANNUAL FEE
--------------------------------------------------------------------------------
Growth                                    0.25%
Value                                     0.25%
Small to Mid Cap                          0.40%
International Equity                      0.45%
Total Return                              0.50%
High Yield Bond                           0.25%
Intermediate Fixed-Income                 0.25%
Short-Intermediate Fixed-Income           0.25%
Mortgage Securities                       0.25% of the first $100,000,000
                                          0.20% of the next $100,000,000
                                          0.15% above $200,000,000
Limited Duration U.S. Government          0.35% on the first $25 million; plus,
                                          0.25% on the next $75 million; plus,
                                          0.20% on all assets above $100 million
================================================================================

For the Growth Fund, the Money Manager was Enhanced Investment Technologies (INTECH) from 1/1/07 through 9/21/2007. INTECH's fee was 0.45% from 1/1/07 through 4/30/07 and 0.40% from 5/1/07 to 9/20/07. Since 9/21/2007, Smith Asset
Management Group is the money manager and the fee is 0.25% for the first year, then a 0.25% base fee plus a performance fee component added.

For the Value Fund, since 3/1/07, Acadian Asset Management is the Money Manager and the fee is 0.25% for the first year, then a 0.25% base fee plus a performance fee component added.

For the Small to Mid Cap Fund, SSgA Funds Management, Inc.'s fee was 0.35% from 1/1/07 to 4/30/2007 and 0.30% from 5/1/07 through 9/30/07. Since 10/1/07, the fee is 0.40% for the first year, then a 0.40% base fee plus a performance fee component added. Beginning 6/2/08, the Money Manager is LA Capital and the fee is a flat 0.40% with no performance fee adjustment.

For the International Equity Fund, Pictet Asset Management Limited's fee was 0.50% on first $50 million, 0.45% on next $100 million, and 0.40% over $150 million of the aggregate daily net assets of the Fund from 1/1/07 to 4/30/2007. Since 5/1/07, the fee is 0.45% for the first year, then a 0.45% base fee plus a performance fee component added.

For both the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, Cypress Asset Management's fee was 0.10% from 1/1/07 to 4/30/2007 and 0.15% from 5/1/07 through 5/18/08. Beginning 5/19/08, the Money Manager is PIMCO, and the fee is 0.25%.

--------------------------------------------------------------------------------
98               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

o     DISTRIBUTION AND SERVICE PLANS

Accessor Funds has adopted Distribution and Service Plans (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate SEI Investments Distribution Co. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

      The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. The Board may temporarily limit the payment of 12b-1 fees with respect to the Money Fund to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation was not in effect at any time during the period from December 31, 2007 through June 30, 2008. The Limited Duration Fund, Total Return Fund and Strategic Alternatives Fund do not currently have a class of shares that pays a 12b-1 fee.

o     DISTRIBUTOR

Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

      Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Accessor Capital.

o     DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended, to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

o     OTHER COMPENSATION TO DEALERS

The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Funds' shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

      Accessor Capital may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments are in addition to other payments such as

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                     99

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

o     ADMINISTRATION AGREEMENT

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Accessor Funds' Administrator. Under the terms of the Agreement dated December 31, 2006, as amended February 21, 2008, the Administrator is entitled to receive an annual fee of 0.05% of the first $3 billion in aggregate net assets and 0.04% of aggregate net assets in excess of $3 billion of the Equity Funds, the International Fund, the Bond Funds, Limited Duration Fund, and the Money Fund. The Administrator is entitled to receive an annual fee of 0.01% of average net assets of each of the Allocation Funds. The Funds are subject to a minimum annual fee of $960,000.

o     ACM ADMINISTRATIVE PLAN

Accessor Funds has adopted the ACM Administrative Plan (formerly the Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

o     ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund that has Investor Class Shares. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

o     TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

o     DIRECTOR AND OFFICER FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are also directors, officers or employees of Accessor Capital or its affiliates, except as noted below. Each other director receives a fee of $5,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

o     OTHER

The Funds' Chief Compliance Officer is employed by Accessor Capital. The Accessor Funds pay an allocated portion of the Chief Compliance Officer's compensation and other related expenses subject to approval of the Board of Directors.

--------------------------------------------------------------------------------
100              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
-------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                          ADVISOR CLASS                INVESTOR CLASS                  C CLASS                     A CLASS
                   ----------------------------------------------------------------------------------------------------------------
FUND                 SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed            694,824    $  18,440,139      12,046    $    314,669      92,012    $  2,356,013      11,981    $    316,206
Reinvested              3,084           83,670          44           1,109           -               -          16             436
Redeemed           (1,654,859)     (43,780,231)    (26,235)       (696,422)    (93,975)     (2,439,938)    (13,497)       (371,380)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)         (956,951)   $ (25,256,422)    (14,145)   $   (380,644)     (1,963)   $    (83,925)     (1,500)   $    (54,738)

SIX MONTHS ENDED JUNE 30, 2008
Subscribed            370,424    $   9,307,669       4,950    $    121,310      16,408    $    394,465         245    $      5,962
Reinvested                712           17,786           -               -           -               -           -               -
Redeemed           (1,305,664)     (32,746,725)    (24,978)       (625,645)   (155,734)     (3,753,461)     (2,958)        (75,267)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)         (934,528)   $ (23,421,270)    (20,028)   $   (504,335)   (139,326)   $ (3,358,996)     (2,713)   $    (69,305)

===================================================================================================================================
VALUE FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed          1,225,417    $  30,903,912      18,284    $    459,569      63,073    $  1,550,411       9,327    $    240,015
Reinvested             34,799          852,422       2,003          48,985       4,543         110,378         348           8,507
Redeemed             (670,653)     (16,743,070)    (26,335)       (663,477)    (52,855)     (1,300,036)     (5,594)       (147,086)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          589,563    $  15,013,264      (6,048)   $   (154,923)     14,761    $    360,753       4,081    $    101,436

SIX MONTHS ENDED JUNE 30, 2008
Subscribed            510,984    $  11,061,659       7,637    $    166,160      15,033    $    325,023          14    $        306
Reinvested              7,555          157,990         308           6,484         274           5,773          55           1,156
Redeemed             (765,277)     (16,670,424)    (26,981)       (576,238)   (136,076)     (2,960,482)     (3,164)        (70,018)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)         (246,738)   $  (5,450,775)    (19,036)   $   (403,594)   (120,769)   $ (2,629,686)     (3,095)   $    (68,556)

===================================================================================================================================
SMALL TO MID CAP

YEAR ENDED DECEMBER 31, 2007
Subscribed          2,689,619    $  88,359,239      76,600    $  2,472,650      41,733    $  1,337,740     218,940    $  7,436,990
Reinvested             11,269          362,111         230           7,033         173           5,255         328          10,420
Redeemed           (2,282,643)     (75,119,916)    (60,775)     (1,935,341)    (38,234)     (1,213,003)    (39,244)     (1,291,168)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          418,245    $  13,601,434      16,055    $    544,342       3,672    $    129,992     180,024    $  6,156,242

SIX MONTHS ENDED JUNE 30, 2008
Subscribed            542,913    $  15,663,167       9,261    $    257,843       7,926    $    216,398      20,803    $    600,814
Reinvested                  -                -           -               -           -               -           -               -
Redeemed           (2,644,627)     (76,489,429)    (48,982)     (1,363,819)    (71,165)     (1,974,136)    (35,081)       (996,760)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       (2,101,714)   $ (60,826,262)    (39,721)   $ (1,105,976)    (63,239)   $ (1,757,738)    (14,278)   $   (395,946)

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      101

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                          ADVISOR CLASS                INVESTOR CLASS                  C CLASS                     A CLASS
                   ----------------------------------------------------------------------------------------------------------------
FUND                 SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed          5,498,011    $ 137,573,371     217,757    $  5,452,159     201,632    $  4,886,014     581,198    $ 14,987,246
Reinvested            207,488        4,886,648      20,374         464,125      22,420         510,730      38,010         889,434
Redeemed           (2,252,826)     (57,388,874)    (34,525)       (858,125)   (122,404)     (2,907,931)   (148,423)     (4,017,396)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        3,452,673    $  85,071,145     203,606    $  5,058,159     101,648    $  2,488,813     470,785    $ 11,859,284

SIX MONTHS ENDED JUNE 30, 2008
Subscribed            694,728    $  15,099,832      30,209    $    620,203      40,453    $    835,836     118,892    $  2,578,871
Reinvested                  -                -           -               -           -               -           -               -
Redeemed           (1,968,939)     (42,151,715)   (128,725)     (2,766,370)   (241,143)     (5,068,353)   (126,369)     (2,756,969)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       (1,274,211)   $ (27,051,883)    (98,516)   $ (2,146,167)   (200,690)   $ (4,232,517)     (7,477)   $   (178,098)
===================================================================================================================================

FUND                 SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND*

PERIOD ENDED DECEMBER 31, 2007
Subscribed          5,918,533    $  59,599,601
Reinvested              2,334           23,600
Redeemed             (124,647)      (1,240,509)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        5,796,220    $  58,382,692

===================================================================================================================================
SIX MONTHS ENDED JUNE 30, 2008
Subscribed          1,294,544    $  11,155,294
Reinvested              4,332           36,847
Redeemed             (790,348)      (6,619,217)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)          508,528    $   4,572,924

===================================================================================================================================
STRATEGIC ALTERNATIVES FUND**

PERIOD ENDED JUNE 30, 2008
Subscribed         10,285,958    $ 124,928,162
Reinvested              3,115           38,139
Redeemed             (795,282)      (9,540,698)
                   ----------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        9,493,791    $ 115,425,603

================================================================================
 *    Commenced operations on September 10, 2007.
**    Commenced operations on January 29, 2008.

--------------------------------------------------------------------------------
102                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                ADVISOR CLASS              INVESTOR CLASS                 C CLASS                   A CLASS
                         ----------------------------------------------------------------------------------------------------------
FUND                       SHARES         AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                3,299,572   $  36,301,289     172,467   $  1,963,508      64,503   $    707,246    128,867   $ 1,416,923
Reinvested                  109,168       1,174,823       8,949         96,513       3,780         40,643        938        10,022
Redeemed                 (1,902,805)    (20,489,707)    (49,546)      (597,499)    (96,736)    (1,071,256)    (9,064)     (100,696)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)             1,505,935   $  16,986,405     131,870   $  1,462,522     (28,453)  $   (323,367)   120,741   $ 1,326,249

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                  840,938   $   8,612,388      23,806   $    242,856       4,646   $     47,046      9,568   $    97,739
Reinvested                   56,367         572,353       3,191         32,391       1,489         15,104        416         4,217
Redeemed                 (1,003,639)    (10,227,312)   (127,437)    (1,286,066)    (35,034)      (357,472)   (10,442)     (105,997)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)              (106,334)  $  (1,042,571)   (100,440)  $ (1,010,819)    (28,899)  $   (295,322)      (458)  $    (4,041)

===================================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                4,345,551   $  47,466,477     754,544   $  8,399,145      47,879   $    534,946          -   $         -
Reinvested                  133,735       1,466,863      36,031        395,042       2,876         31,872          2            17
Redeemed                 (1,136,613)    (12,422,886)   (284,532)    (3,152,143)   (427,886)    (4,777,611)      (101)       (1,170)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)             3,342,673   $  36,510,454     506,043   $  5,642,044    (377,131)  $ (4,210,793)       (99)  $    (1,153)

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                1,971,790   $  20,408,299      90,361   $    966,540       3,190   $     32,374
Reinvested                   65,316         673,867       9,130         95,814         149          1,540
Redeemed                 (1,043,726)    (10,739,476)   (593,950)    (6,183,591)     (2,855)       (29,792)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)               993,380   $  10,342,690    (494,459)  $ (5,121,237)        484   $      4,122

===================================================================================================================================
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                1,621,604   $  18,689,960      37,946   $    438,146      20,621   $    238,450     20,398   $   232,289
Reinvested                   92,551       1,056,944       1,263         14,413         334          3,826        853         9,700
Redeemed                 (5,133,067)    (58,611,185)    (51,194)      (589,458)    (45,587)      (524,325)    (2,200)      (25,410)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)            (3,418,912)  $ (38,864,281)    (11,985)  $   (136,899)    (24,632)  $   (282,049)    19,051   $   216,579

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                  273,344   $   2,884,935       3,183   $     34,231       7,861   $     84,689          -             -
Reinvested                   29,016         306,833         393          4,161          76            798         48           506
Redeemed                 (1,008,530)    (10,688,944)    (28,234)      (308,949)     (3,427)       (35,693)   (25,629)     (275,306)
                         ----------------------------------------------------------------------------------------------------------
Net increase
   (decrease)              (706,170)  $  (7,497,176)    (24,658)  $   (270,557)      4,510   $     49,794    (25,581)  $  (274,800)

--------------------------------------------------------------------------------
                     (800) 759-3504 ~ WWW.ACCESSOR.COM                       103

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                ADVISOR CLASS             INVESTOR CLASS             C CLASS                A CLASS
                         -------------------------------------------------------------------------------------------------
FUND                       SHARES      AMOUNT          SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                2,019,927   $  24,691,660     54,208   $  661,278     15,401   $  187,687        -   $        -
Reinvested                   79,604         971,081      2,312       28,180        548        6,689       10          125
Redeemed                 (1,016,296)    (12,454,787)   (28,359)    (347,210)   (10,726)    (131,381)    (880)     (10,698)
                         -------------------------------------------------------------------------------------------------
Net increase
   (decrease)             1,083,235   $  13,207,954     28,161   $  342,248      5,223   $   62,995     (870)  $  (10,573)

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                2,160,151   $  27,177,664     10,911   $  136,932      7,097   $   89,144
Reinvested                   38,689         482,289      1,060       13,211        269        3,359
Redeemed                   (815,969)    (10,195,194)    (7,259)     (91,131)    (3,065)     (38,641)
                         -------------------------------------------------------------------------------------------------
Net increase
   (decrease)             1,382,871   $  17,464,759      4,712   $   59,012      4,301   $   53,862

==========================================================================================================================

FUND                       SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                3,422,630   $  41,078,024
Reinvested                   40,182         481,171
Redeemed                 (2,839,260)    (34,002,017)
                         -------------------------------------------------------------------------------------------------
Net increase
   (decrease)               623,552   $   7,557,178

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                  818,293   $  10,010,594
Reinvested                    4,037          49,303
Redeemed                   (710,705)     (8,691,201)
                         -------------------------------------------------------------------------------------------------
Net increase
   (decrease)               111,625   $   1,368,696

--------------------------------------------------------------------------------------------------------------------------

                                   ADVISOR CLASS                    INVESTOR CLASS                    C CLASS
                         ----------------------------------------------------------------------------------------------
FUND                         SHARES            AMOUNT           SHARES          AMOUNT         SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed                2,898,438,974   $  2,898,438,954     12,936,089   $  12,936,088     3,391,016   $  3,391,016
Reinvested                    1,317,393          1,321,129        418,843         418,843        55,248         55,248
Redeemed                 (2,988,865,480)    (2,988,544,123)   (11,440,792)    (11,438,635)   (4,747,904)    (4,748,597)
                         ----------------------------------------------------------------------------------------------
Net increase
   (decrease)               (89,109,113)  $    (88,784,040)     1,914,140   $   1,916,296    (1,301,640)  $ (1,302,333)

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                  662,104,291   $    662,104,291      4,878,140   $   4,878,140     1,839,386   $  1,839,386
Reinvested                      481,867            481,867        118,069         118,070        13,299         13,299
Redeemed                 (1,531,623,167)    (1,531,623,169)    (7,827,941)     (7,827,941)   (1,942,631)    (1,942,631)
                         ----------------------------------------------------------------------------------------------
Net increase
   (decrease)              (869,037,009)  $   (869,037,011)    (2,831,732)  $  (2,831,731)      (89,946)  $    (89,946)

                                  A CLASS                   INSTITUTIONAL CLASS
                         -------------------------------------------------------------
FUND                       SHARES        AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------
Subscribed                2,138,663   $  2,138,662      403,131,047   $   403,131,044
Reinvested                   40,137         40,137              491               491
Redeemed                 (1,098,573)    (1,097,309)    (335,872,690)     (335,872,690)
                         -------------------------------------------------------------
Net increase
   (decrease)             1,080,227   $  1,081,490       67,258,848   $    67,258,845

SIX MONTHS ENDED JUNE 30, 2008
Subscribed                  484,652   $    484,652    1,309,340,773   $ 1,309,340,773
Reinvested                   13,762         13,762           58,670            58,670
Redeemed                   (943,609)      (943,609)    (651,136,234)     (651,136,234)
                         -------------------------------------------------------------
Net increase
   (decrease)              (445,195)  $   (445,195)     658,263,209   $   658,263,209

--------------------------------------------------------------------------------
104              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                      ADVISOR CLASS             INVESTOR CLASS               C CLASS                    A CLASS
               ----------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed        286,172   $   4,211,937     83,164   $  1,227,816     72,726   $  1,075,223       23,765   $    352,807
Reinvested         21,100         308,444     11,542        168,632      7,834        114,251        1,478         21,550
Redeemed         (200,965)     (2,948,214)   (86,945)    (1,267,245)   (86,046)    (1,266,740)     (19,117)      (284,090)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      106,307   $   1,572,167      7,761   $    129,203     (5,486)  $    (77,266)       6,126   $     90,267

SIX MONTHS ENDED JUNE 30, 2008
Subscribed        576,156   $   8,221,996     46,215   $    661,534     52,253   $    749,583       88,457   $  1,264,831
Reinvested         14,420         202,802      4,551         63,921      3,330         46,744        1,568         22,023
Redeemed         (563,338)     (7,981,456)   (67,909)      (956,090)   (59,001)      (834,892)     (45,081)      (635,705)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       27,238   $     443,342    (17,143)  $   (230,635)    (3,418)  $    (38,565)      44,944   $    651,149

==========================================================================================================================
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,013,207   $  16,678,851     94,916   $  1,553,637    190,105   $  3,096,867      136,468   $  2,253,740
Reinvested         36,508         597,502     11,229        183,957     19,092        311,563        5,894         96,436
Redeemed         (492,169)     (8,123,087)  (123,441)    (2,022,598)  (201,568)    (3,297,056)     (52,761)      (865,183)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      557,546   $   9,153,266    (17,296)  $   (285,004)     7,629   $    111,374       89,601   $  1,484,993

SIX MONTHS ENDED JUNE 30, 2008
Subscribed        668,014   $  10,376,259     53,431   $    828,393     64,572   $    995,414       56,651   $    877,719
Reinvested         22,304         343,638      4,339         66,840      7,148        109,718        3,124         48,081
Redeemed         (384,456)     (5,982,310)   (78,915)    (1,232,295)  (127,091)    (1,969,426)     (32,033)      (497,901)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      305,862   $   4,737,587    (21,145)  $   (337,062)   (55,371)  $   (864,294)      27,742   $    427,899

==========================================================================================================================
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,338,081   $  23,429,599    416,707   $  7,327,810    346,773   $  6,085,529    1,359,683   $ 24,110,198
Reinvested         97,975       1,712,898     25,837        450,981     30,319        527,673       43,475        758,424
Redeemed         (918,316)    (16,247,799)  (318,707)    (5,567,484)  (400,905)    (7,043,192)    (313,044)    (5,517,478)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      517,740   $   8,894,698    123,837   $  2,211,307   (23,813)   $   (429,990)   1,090,114   $ 19,351,144

SIX MONTHS ENDED JUNE 30, 2008
Subscribed      1,105,911   $  17,944,924    123,580   $  2,010,014    180,086   $  2,921,732      186,555   $  3,047,960
Reinvested         38,492         624,518      8,083        131,008      8,647        139,758       17,112        277,254
Redeemed         (486,655)     (7,988,190)  (193,173)    (3,153,707)  (169,315)    (2,761,473)    (250,213)    (4,069,707)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      657,748   $  10,581,252    (61,510)  $ (1,012,685)    19,418   $    300,017      (46,546)  $   (744,493)

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     105

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                      ADVISOR CLASS             INVESTOR CLASS               C CLASS                     A CLASS
               ----------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES        AMOUNT      SHARES       AMOUNT         SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,360,482   $  24,532,691    427,304   $  7,759,658    998,254   $ 17,858,632      729,799   $ 13,168,705
Reinvested        100,354       1,793,376     23,660        421,800     68,257      1,210,745       44,532        792,984
Redeemed         (769,570)    (13,803,897)  (178,459)    (3,239,640)  (668,252)   (12,019,490)    (269,011)    (4,850,277)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      691,266   $  12,522,170    272,505   $  4,941,818    398,259   $  7,049,887      505,320   $  9,111,412

SIX MONTHS ENDED JUNE 30, 2008
Subscribed        790,616 $    13,145,728    107,912   $  1,783,846    302,877   $  4,977,156      201,029   $  3,337,051
Reinvested         34,217         550,002      6,948        111,539     15,129        242,324       14,227        228,144
Redeemed         (881,953)    (14,398,236)  (112,327)    (1,858,861)  (496,609)    (8,155,335)    (139,266)    (2,294,437)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      (57,120) $     (702,506)     2,533   $     36,524   (178,603)  $ (2,935,855)      75,990   $  1,270,758

==========================================================================================================================
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed      1,115,403   $  21,003,709    445,527   $  8,466,290    730,567   $ 13,707,540      581,147   $ 11,033,805
Reinvested         75,983       1,424,275     19,568        365,388     38,817        719,395       30,841        576,748
Redeemed         (579,829)    (11,028,142)  (301,840)    (5,709,665)  (407,174)    (7,675,395)    (185,013)    (3,507,494)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      611,557   $  11,399,842    163,255   $  3,122,013    362,210   $  6,751,540      426,975   $  8,103,059

SIX MONTHS ENDED JUNE 30, 2008
Subscribed        439,335   $   7,616,067    225,220   $  3,846,001    225,618   $  3,883,754      185,416   $  3,201,771
Reinvested         17,861         298,260      3,431         57,244      1,544         25,642        5,808         96,905
Redeemed         (386,328)     (6,693,312)  (156,152)    (2,738,757)  (290,989)    (4,979,420)    (179,636)    (3,099,233)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       70,868   $   1,221,015     72,499   $  1,164,488    (63,827)  $ (1,070,024)      11,588   $    199,443

==========================================================================================================================
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2007
Subscribed        690,157   $  13,612,080    300,092   $  5,858,100    190,889   $  3,632,781      259,068   $  5,083,670
Reinvested         40,383         784,722     10,682        203,271      6,294        118,589       10,396        200,388
Redeemed         (471,124)     (9,250,364)  (258,685)    (5,020,345)   (95,905)    (1,831,360)     (87,415)    (1,725,615)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      259,416   $   5,146,438     52,089   $  1,041,026    101,278   $  1,920,010      182,049   $  3,558,443

SIX MONTHS ENDED JUNE 30, 2008
Subscribed        265,462   $   4,746,489     73,971   $  1,289,500     67,483   $  1,167,728       81,615   $  1,432,290
Reinvested          1,741          29,918          -              -          -              -           97          1,650
Redeemed         (258,523)     (4,617,785)  (109,763)    (1,931,317)   (60,310)    (1,031,932)     (48,765)      (863,878)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)        8,680   $     158,622    (35,792)  $   (641,817)     7,173   $    135,796       32,947   $    570,062

--------------------------------------------------------------------------------
106               SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS |
----------------------------  During the period ended June 30,  2008, purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
FUND                                                PURCHASES          SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                         $ 148,862,434    $ 175,065,750
   Value                                            105,882,264      118,432,190
   Small to Mid Cap                                 245,329,322      369,319,537
   International Equity                              70,764,859       94,086,950
   Total Return                                     231,869,044      229,039,049
   Strategic Alternatives                           145,512,513       56,467,159
   High Yield Bond                                   42,558,500       41,640,719
   Intermediate Fixed-Income                         10,197,037       12,024,318
   Short-Intermediate Fixed-Income                    3,148,203        8,975,816
   Mortgage Securities                                4,962,687        8,287,883
   Limited Duration U.S. Government                           -                -

ACCESSOR ALLOCATION FUND
   Income Allocation                                  8,750,000        7,325,000
   Income & Growth Allocation                         9,081,346        4,209,611
   Balanced Allocation                               31,305,000       16,205,000
   Growth & Income Allocation                        39,416,147       31,376,962
   Growth Allocation                                 35,523,727       29,128,727
   Aggressive Growth Allocation                      15,145,000       14,579,641
================================================================================

During the period ended June 30, 2008, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
   FUND                                             PURCHASES          SALES
--------------------------------------------------------------------------------
   Strategic Alternatives                         $   9,990,000    $   8,823,529
   Intermediate Fixed-Income                         39,426,104       40,672,795
   Short-Intermediate Fixed-Income                   13,442,460       22,356,875
   Mortgage Securities                              607,809,819      591,228,237
   Limited Duration U.S. Government                  22,917,206       31,961,981
================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     107

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
6. IDENTIFIED COST |
-------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized
appreciation/(depreciation),       and      resulting       net       unrealized
appreciation/(depreciation) at June 30, 2008.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        NET UNREALIZED
                                          IDENTIFIED         GROSS UNREALIZED      GROSS UNREALIZED      APPRECIATION
                                             COST              APPRECIATION         (DEPRECIATION)      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                $ 122,356,527       $     11,239,974      $     (5,865,688)    $    5,374,286
   Value                                   126,509,891              7,013,181           (18,088,436)       (11,075,255)
   Small to Mid Cap                        211,945,661             18,458,566           (15,942,943)         2,515,623
   International Equity                    210,744,772             20,480,565           (35,575,481)       (15,094,916)
   Total Return                             53,220,114                290,992            (3,267,670)        (2,976,678)
   Strategic Alternatives                  118,233,215              3,166,463            (3,237,617)           (71,154)
   High Yield Bond                          72,763,593                450,067            (3,132,930)        (2,682,863)
   Intermediate Fixed-Income                87,662,918                774,962           (10,815,116)       (10,040,154)
   Short-Intermediate Fixed-Income          62,115,332                598,123           (10,178,277)        (9,580,154)
   Mortgage Securities                      82,367,956                359,849            (1,635,721)        (1,275,872)
   Limited Duration U.S. Government         66,566,615                531,256               (98,775)            432,481

ACCESSOR ALLOCATION FUND
   Income Allocation                        19,716,946                 45,862            (1,587,790)        (1,541,928)
   Income & Growth Allocation               44,375,779              2,313,635            (3,052,056)          (738,421)
   Balanced Allocation                     126,098,621              8,844,171            (7,903,316)           940,855
   Growth & Income Allocation              145,937,709             14,260,994            (9,749,160)         4,511,834
   Growth Allocation                       132,338,643             16,268,515            (6,065,045)        10,203,470
   Aggressive Growth Allocation             64,282,577              8,823,521            (2,684,352)         6,139,169
=======================================================================================================================

7. CAPITAL LOSS CARRYOVERS |
----------------------------  At   December  31, 2007, for  federal  income  tax
purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of their utilization or expiration:

-----------------------------------------------------------------------------------------------------------------------------------
                            EXPIRES      EXPIRES       EXPIRES       EXPIRES      EXPIRES       EXPIRES       EXPIRES      EXPIRES
                            IN 2008      IN 2009       IN 2010       IN 2011      IN 2012       IN 2013       IN 2014      IN 2015
-----------------------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                  $       -   $        -   $  4,327,104   $ 3,845,553   $        -   $         -   $         -   $       -
   Value                           -            -              -             -            -             -             -           -
   Small to Mid Cap                -            -              -             -            -             -             -           -
   International Equity            -            -              -             -            -             -             -           -
   Total Return                    -            -              -             -            -             -             -     225,716
   Strategic Alternatives          -            -              -             -            -             -             -           -
   High Yield Bond                 -            -        947,550             -            -     1,017,103        81,754     256,991
   Intermediate
     Fixed-Income                  -            -              -             -            -             -       520,023           -
   Short-Intermediate
     Fixed-Income            103,223      109,478        383,518             -      718,330       397,737       886,525     739,784
   Mortgage Securities             -            -              -             -            -             -     4,648,320           -
   Limited Duration
     U.S. Government               -            -              -             -            -        72,897       190,701           -

ACCESSOR ALLOCATION FUND
   Income Allocation               -            -              -             -            -             -        69,163      90,492
   Income & Growth
     Allocation                    -            -              -             -            -             -             -           -
   Balanced Allocation             -            -              -             -            -             -             -           -
   Growth & Income
     Allocation                    -            -              -             -            -             -             -           -
====================================================================================================================================

--------------------------------------------------------------------------------
108                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

During the year ended December 31, 2007, Growth Fund utilized capital loss carryovers of $19,989,941, Value Fund utilized capital loss carryovers of
$17,933,287,  Small  to  Mid  Cap  Fund  utilized  capital  loss  carryovers  of
$24,807,707, International Equity utilized capital loss carryovers of $1,214,963, Intermediate Fixed-Income Fund utilized capital loss carryovers of $959,424, Limited Duration U.S. Government utilized capital loss carryovers of $18,603, Mortgage Securities Fund utilized capital loss carryovers of $285,694, Income & Growth Allocation Fund utilized capital loss carryovers of $141,751, Balanced Allocation Fund utilized capital loss carryovers of $358,991, and Growth & Income Allocation Fund utilized capital loss carryovers of $450,628.

     In July 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 has a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has completed evaluating the impact of the adoption of FIN 48; which result in having no effect on the Funds' net assets, results of operations and financial statement disclosures. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds file income tax returns in the U.S. federal jurisdiction. No federal income tax returns are currently under examination. The statute of limitations on the Funds' federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS |
---------------------------------- The amount and characteristics of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008. The tax character of distributions declared during 2007 and 2006 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                        GROWTH           VALUE      SMALL TO MID CAP
---------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $     441,488   $  1,803,205   $        137,802
Long-term capital gains                                                          -              -                  -
                                                                     ------------------------------------------------
                                                                           441,488      1,803,205            137,802
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     441,488   $  1,803,205   $        137,802

FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $     454,394   $  1,431,946   $        624,186
Long-term capital gains                                                          -      4,066,676            495,067
                                                                     ------------------------------------------------
                                                                           454,394      5,498,622          1,119,253
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     454,394   $  5,498,622   $      1,119,253

AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $      13,594   $     63,108   $              -
Accumulated capital gain (loss)                                                  -              -          1,172,656
Capital loss carryforward                                               (8,172,657)             -                  -
Unrealized appreciation (depreciation)                                   8,576,867      6,785,544         19,872,272
Post October losses                                                     (1,033,578)    (1,991,948)                 -
Other cumulative effect of timing differences                                 (278)             -                  -
                                                                     ------------------------------------------------
                                                                     $    (616,052)  $  4,856,704   $     21,044,928
=====================================================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     109

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL       TOTAL         HIGH YIELD      INTERMEDIATE
                                                                        EQUITY          RETURN            BOND         FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED, DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $     707,226            N/A   $      4,156,577   $  3,544,698
Long-term capital gains                                                          -            N/A                  -              -
                                                                     ---------------------------------------------------------------
                                                                           707,226            N/A          4,156,577      3,544,698
Return of capital                                                                -                                 -              -
                                                                     ---------------------------------------------------------------
                                                                     $     707,226            N/A   $      4,156,577   $  3,544,698

FOR THE YEAR ENDED, DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $  12,960,990   $    283,655   $      5,592,048   $  4,022,658
Long-term capital gains                                                  8,130,066              -                  -              -
                                                                     ---------------------------------------------------------------
                                                                        21,091,056        283,655          5,592,048      4,022,658
Return of capital                                                                -              -                  -              -
                                                                     ---------------------------------------------------------------
                                                                     $  21,091,056   $    283,655   $      5,592,048   $  4,022,658

AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $   4,666,310   $      1,039   $          6,445   $          -
Undistributed long-term capital gain                                     3,715,510              -                  -              -
Accumulated capital gain (loss)                                                  -              -                  -              -
Unrealized appreciation (depreciation)                                  24,118,375     (1,091,078)        (1,627,538)    (4,316,108)
Capital loss carryforwards                                                       -       (225,716)        (2,303,398)      (520,024)
Post October losses                                                       (200,197)             -         (1,074,014)             -
Other cumulative effect of timing differences                              (21,641)             -                  -              -
                                                                     ---------------------------------------------------------------
                                                                     $  32,278,357   $ (1,315,755)  $     (4,998,505)  $ (4,836,132)
====================================================================================================================================

                                                                     SHORT-INTERMEDIATE      MORTGAGE     LIMITED DURATION
                                                                        FIXED-INCOME        SECURITIES     U.S. GOVERNMENT
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $        5,419,630   $   4,767,808   $      2,075,569
Long-term capital gains                                                               -               -                  -
                                                                     ------------------------------------------------------
                                                                              5,419,630       4,767,808          2,075,569
Return of capital                                                                     -               -                  -
                                                                     ------------------------------------------------------
                                                                     $        5,419,630   $   4,767,808   $      2,075,569

FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                      $        6,028,491   $   2,392,350   $      2,608,520
Long-term capital gains                                                               -               -                  -
                                                                     ------------------------------------------------------
                                                                              6,028,491       2,392,350          2,608,520
Return of capital                                                                     -               -                  -
                                                                     ------------------------------------------------------
                                                                     $        6,028,491   $   2,392,350   $      2,608,520
AS OF DECEMBER 31, 2007, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $           12,671   $           -   $          8,856
Accumulated capital gain (loss)                                                       -               -                  -
Unrealized appreciation (depreciation)                                       (4,740,655)        583,339            724,957
Capital loss carryforwards                                                   (3,338,595)     (4,648,320)          (263,598)
Post October losses                                                                   -               -                  -
Other cumulative effect of timing differences                                         -               -                  -
                                                                     ------------------------------------------------------
                                                                     $       (8,066,579)  $  (4,064,979)  $        470,215
===========================================================================================================================

International Fund elected to defer to the year ended December 31, 2008, approximately $200,197 of foreign currency losses incurred during the period from November 1, 2007 to December 31, 2007.

Growth Fund, Value Fund and High Yield Bond Fund elected to defer to the year ended December 31, 2008, approximately $1,033,578, $1,991,948 and $1,074,014, respectively, of capital losses incurred during the period November 1, 2007 to December 31, 2007.

--------------------------------------------------------------------------------
110              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 U.S. GOVERNMENT                     INCOME & GROWTH
                                                                                      MONEY       INCOME ALLOCATION    ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                                  $   54,934,321      $   769,918       $  1,043,989
Long-term capital gains                                                                       -                -             10,744
                                                                                 ---------------------------------------------------
                                                                                     54,934,321          769,918          1,054,733
Return of capital                                                                             -                -                  -
                                                                                 ---------------------------------------------------
                                                                                 $   54,934,321      $   769,918       $  1,054,733

FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                                  $   61,377,004      $ 1,013,027       $  1,496,252
Long-term capital gains                                                                       -                -             14,200
                                                                                 ---------------------------------------------------
                                                                                     61,377,004        1,013,027          1,510,452
Return of capital                                                                             -                -                  -
                                                                                 ---------------------------------------------------
                                                                                 $   61,377,004      $ 1,013,027       $  1,510,452

AS OF DECEMBER 31, 2007, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX
BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                                    $    3,868,023      $     1,241       $     34,238
Accumulated capital gain (loss)                                                               -                -            228,286
Unrealized appreciation (depreciation)                                                        -         (613,946)         2,589,022
Capital loss carryforwards                                                                    -         (159,655)                 -
Post October losses                                                                           -          (93,042)                 -
Other cumulative effect of timing differences                                        (4,195,847)               -                  -
                                                                                 ---------------------------------------------------
                                                                                 $     (327,824)     $  (865,402)      $  2,851,546
====================================================================================================================================

                                                                                     GROWTH &                          AGGRESSIVE
                                                                     BALANCED         INCOME           GROWTH            GROWTH
                                                                    ALLOCATION      ALLOCATION        ALLOCATION       ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS PAID FROM:
Ordinary income                                                    $  2,022,328  $    2,331,316      $  1,068,541      $    133,009
Long-term capital gains                                                     348           1,343                 -                 -
                                                                   -----------------------------------------------------------------
                                                                      2,022,676       2,332,659         1,068,541           133,009
Return of capital                                                             -               -                 -                 -
                                                                   -----------------------------------------------------------------
                                                                   $  2,022,676  $    2,332,659      $  1,068,541      $    133,009

FOR THE YEAR ENDED DECEMBER 31, 2007, DISTRIBUTIONS PAID FROM:
Ordinary income                                                    $  4,043,690  $    4,642,512      $  3,321,000      $  1,435,670
Long-term capital gains                                                       -               -             4,034                 -
                                                                   -----------------------------------------------------------------
                                                                      4,043,690       4,642,512         3,325,034         1,435,670
Return of capital                                                             -               -                 -                 -
                                                                   -----------------------------------------------------------------
                                                                   $  4,043,690  $    4,642,512      $  3,325,034      $  1,435,670

AS OF DECEMBER 31, 2007, THE COMPONENTS OF DISTRIBUTABLE
EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                      $      3,146  $        3,489      $          -      $      2,875
Accumulated capital gain (loss)                                         808,285       1,710,152         2,352,094         1,359,231
Unrealized appreciation (depreciation)                               12,610,688      22,054,750        27,751,232        15,992,235
Other cumulative effect of timing differences                                 -               -                 -                 -
                                                                   -----------------------------------------------------------------
                                                                   $ 13,422,119  $   23,768,391      $ 30,103,326      $ 17,354,341

====================================================================================================================================

Income Allocation Fund elected to defer to the year ended December 31, 2008, approximately $93,043 of capital losses incurred during the period November 1, 2007 to December 31, 2007.

--------------------------------------------------------------------------------
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

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
9. AFFILIATED COMPANIES |
------------------------- Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

------------------------------------------------------------------------------------------------------------------------------------
                                                            PURCHASE         SALES       DIVIDEND        6/30/08           2007
                                                              COST           COST         INCOME          VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ACCESSOR STRATEGIC ALTERNATIVES FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   U.S. Government Money                                  $ 62,250,000   $ 51,250,000   $         -   $  11,000,000   $           -
                                                          --------------------------------------------------------------------------
TOTAL                                                     $ 62,250,000   $ 51,250,000   $         -   $  11,000,000   $           -
====================================================================================================================================
ACCESSOR INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   High Yield Bond                                        $    650,000   $    219,783   $   134,554   $   3,820,568   $   3,564,456
   Intermediate Fixed-Income                                   825,000              -       118,175       4,782,382       4,334,874
   Short-Intermediate Fixed-Income                             125,000        911,231       118,671       3,469,905       4,549,443
   Mortgage Securities                                       1,800,000      1,078,595        92,440       4,381,666       3,723,132
   U.S. Government Money                                     5,350,000      5,250,000        22,724       1,165,497       1,065,497
                                                          --------------------------------------------------------------------------
TOTAL                                                     $  8,750,000   $  7,459,609   $   486,564   $  17,620,018   $  17,237,402
====================================================================================================================================
ACCESSOR INCOME & GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   Growth(1)                                              $          -   $    608,832   $     2,222   $   3,026,808   $   4,021,305
   Value(1)                                                          -        254,019        24,410       2,777,335       3,623,890
   Small to Mid Cap(1)                                         350,000        149,897             -       1,666,409       1,625,668
   International Equity(1)                                           -      1,018,332             -       3,803,882       5,569,033
   Strategic Alternatives                                    4,280,000              -        20,746       4,300,899               -
   High Yield Bond(1)                                          400,000        342,467       194,328       5,508,760       5,734,801
   Intermediate Fixed-Income(1)                                450,000              -       188,735       6,940,255       7,098,672
   Short-Intermediate Fixed-Income(1)                                -      1,031,587       163,807       5,056,918       6,580,147
   Mortgage Securities(1)                                    1,300,000        374,597       125,332       6,684,092       5,842,595
   U.S. Government Money(1)                                  2,301,346        438,524        12,714       2,300,000         437,177
                                                          --------------------------------------------------------------------------
TOTAL                                                     $  9,081,346   $  4,218,255   $   732,294   $  42,065,358   $  40,533,288
====================================================================================================================================
ACCESSOR BALANCED ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   Growth(1)                                              $          -   $  3,184,462   $    10,920   $  15,080,723   $  19,986,466
   Value(1)                                                    600,000      2,188,057       120,468      14,218,586      18,757,146
   Small to Mid Cap(1)                                               -      1,371,442             -       6,798,876       9,004,526
   International Equity(1)                                     500,000      3,005,482             -      18,515,632      24,161,775
   Strategic Alternatives                                   12,525,000              -        60,927      12,589,869               -
   High Yield Bond(1)                                          375,000      1,162,762       415,032      11,353,612      12,713,240
   Intermediate Fixed-Income(1)                              2,550,000              -       360,519      14,049,078      12,669,831
   Short-Intermediate Fixed-Income(1)                                -        144,203       314,182      10,368,302      11,634,509
   Mortgage Securities(1)                                    4,900,000        756,230       238,064      13,597,566       9,653,411
   U.S. Government Money(1)                                  9,855,000      4,400,000        65,606       6,955,232       1,500,232
                                                          --------------------------------------------------------------------------
TOTAL                                                     $ 31,305,000   $ 16,212,638   $ 1,585,718   $ 123,527,476   $ 120,081,136

====================================================================================================================================

(1)   Represents Advisor Class Shares.
--------------------------------------------------------------------------------
112              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PURCHASE        SALES         DIVIDEND       6/30/08           2007
                                                              COST           COST          INCOME         VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   Growth(1)                                              $    600,000   $  6,485,060   $    16,387   $  21,459,867   $  30,930,649
   Value(1)                                                          -      3,347,878       182,070      20,944,900      28,220,090
   Small to Mid Cap(1)                                               -      2,220,276             -      10,537,980      14,326,419
   International Equity(1)                                           -      6,566,777             -      28,607,436      40,483,560
   Strategic Alternatives                                   15,710,000              -        78,615      15,828,431               -
   High Yield Bond(1)                                                -        243,521       394,885      10,812,091      11,601,942
   Intermediate Fixed-Income(1)                              1,050,000              -       313,923      11,919,784      11,868,480
   Short-Intermediate Fixed-Income(1)                                -              -       422,806      14,092,334      15,627,143
   Mortgage Securities(1)                                    6,650,000              -       196,930      12,696,720       6,244,451
   U.S. Government Money(1)                                 15,406,147     11,876,962        54,286       3,550,000          20,815
                                                          --------------------------------------------------------------------------
TOTAL                                                     $ 39,416,147   $ 30,740,474   $ 1,659,902   $ 150,449,543   $ 159,323,549

====================================================================================================================================
ACCESSOR GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   Growth(1)                                              $          -   $  7,766,743   $    20,191   $  26,143,376   $  37,339,394
   Value(1)                                                    400,000      2,679,842       224,614      26,145,256      33,899,321
   Small to Mid Cap(1)                                       1,225,000      2,089,383             -      14,055,785      16,473,627
   International Equity(1)                                           -      5,771,812             -      35,480,067      47,350,902
   Strategic Alternatives                                   14,745,000              -        72,118      14,840,065               -
   High Yield Bond(1)                                                -      2,781,084       250,141       5,259,516       8,286,395
   Intermediate Fixed-Income(1)                              5,635,000              -        77,087       6,507,197       1,090,704
   Short-Intermediate Fixed-Income(1)                          675,000              -       136,034       4,891,068       4,710,296
   Mortgage Securities(1)                                    3,140,000        477,365       117,855       6,296,783       3,754,401
   U.S. Government Money(1)                                  9,703,727      7,553,727        14,808       2,150,000               -
                                                          --------------------------------------------------------------------------
TOTAL                                                     $ 35,523,727   $ 29,119,956   $   912,848   $ 141,769,113   $ 152,905,040

====================================================================================================================================
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS
   Growth(1)                                              $  2,875,000   $  5,627,734   $    13,213   $  16,197,099   $  20,884,255
   Value(1)                                                  2,540,000      1,481,995       145,101      17,028,827      19,287,628
   Small to Mid Cap(1)                                       2,300,000        700,185             -      10,252,262       9,575,478
   International Equity(1)                                     185,000      6,857,353             -      18,702,263      29,130,294
   Strategic Alternatives                                    7,245,000              -        35,149       7,267,261               -
   U.S. Government Money(1)                                          -              -             -              34              34
                                                          --------------------------------------------------------------------------
TOTAL                                                     $ 15,145,000   $ 14,667,267   $   193,463   $  69,447,746   $  78,877,689

====================================================================================================================================

(1)   Represents Advisor Class Shares.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    113

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(7)        2007           2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   27.48     $   26.03     $   24.49     $   23.08     $   20.77     $   17.13

   Net investment income (loss)(1)                     0.02          0.08          0.07          0.05          0.13          0.09
   Net realized and unrealized gain (loss) on
     investments(1)                                   (2.45)         1.44          1.54          1.43          2.26          3.65
                                                  ----------------------------------------------------------------------------------
Total from investment operations                      (2.43)         1.52          1.61          1.48          2.39          3.74

   Distributions from net investment income           (0.02)        (0.07)        (0.07)        (0.07)        (0.08)        (0.10)
                                                  ----------------------------------------------------------------------------------
Total distributions                                   (0.02)        (0.07)        (0.07)        (0.07)        (0.08)        (0.10)
                                                  ----------------------------------------------------------------------------------
   Redemption fees                                     0.00(4)       0.00(4)       0.00(4)       0.00(4)       0.00(4)       0.00(4)

NET ASSET VALUE, END OF PERIOD                    $   25.03     $   27.48     $   26.03     $   24.49     $   23.08     $   20.77

====================================================================================================================================
TOTAL RETURN(2)                                       (8.85)%        5.86%         6.56%         6.44%        11.52%        21.90%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 123,910     $ 161,713     $ 178,084     $ 133,132     $ 113,110     $  94,904
   Ratio of expenses to average net assets(6)          0.98%*        1.12%         1.20%         1.22%         0.91%         0.83%
   Ratio of net investment income (loss) to
     average net assets                                0.13%*        0.30%         0.29%         0.21%         0.60%         0.49%
Portfolio turnover rate                              106.54%       190.94%       130.94%        97.70%       141.00%        76.58%

====================================================================================================================================
INVESTOR CLASS SHARES                              2008(7)        2007           2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   26.87     $   25.49     $   24.00     $   22.65     $   20.42     $   16.84

   Net investment income (loss)(1)                    (0.04)        (0.01)         0.02         (0.03)         0.01          0.00(4)
   Net realized and unrealized gain (loss) on
     investments(1)                                   (2.40)         1.41          1.51          1.41          2.23          3.58
                                                  ----------------------------------------------------------------------------------
Total from investment operations                      (2.44)         1.40          1.53          1.38          2.24          3.58

   Distributions from net investment income               -         (0.02)        (0.04)        (0.03)        (0.01)         0.00(4)
                                                  ----------------------------------------------------------------------------------
Total distributions                                       -         (0.02)        (0.04)        (0.03)        (0.01)         0.00(4)
                                                  ----------------------------------------------------------------------------------
   Redemption fees                                        -             -          0.00(4)       0.00(4)       0.00(4)       0.00(4)

NET ASSET VALUE, END OF PERIOD                    $   24.43     $   26.87     $   25.49     $   24.00     $   22.65     $   20.42
====================================================================================================================================
TOTAL RETURN(2)                                       (9.08)%        5.49%         6.36%         6.11%        10.96%        21.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   1,363     $   2,037     $   2,293     $   2,682     $   2,687     $   3,319
   Ratio of expenses to average net assets(6)          1.48%*        1.47%         1.39%         1.54%         1.37%         1.32%
   Ratio of net investment income (loss) to
     average net assets                               (0.36)%*      (0.05)%        0.06%        (0.13)%        0.05%         0.00%
Portfolio turnover rate                              106.54%       190.94%       130.94%        97.70%       141.00%        76.58%

====================================================================================================================================

--------------------------------------------------------------------------------
114                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2008(7)        2007          2006           2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   26.61     $   25.39     $   24.07     $    22.83     $   20.68     $    17.14

   Net investment income (loss)(1)                  (0.11)        (0.18)        (0.17)         (0.18)        (0.07)         (0.10)
   Net realized and unrealized gain (loss)
      on investments(1)                             (2.37)         1.40          1.49           1.42          2.22           3.65
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (2.48)         1.22          1.32           1.24          2.15           3.55

   Distributions from net investment income             -             -             -              -             -          (0.01)
                                                ------------------------------------------------------------------------------------
Total distributions                                     -             -             -              -             -          (0.01)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                      -             -          0.00(4)        0.00(4)       0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   24.13     $   26.61     $   25.39     $    24.07     $   22.83     $    20.68
====================================================================================================================================
TOTAL RETURN(2)                                     (9.32)%        4.81%         5.48%          5.43%        10.40%         20.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   1,598     $   5,470     $   5,269     $    4,095     $   3,327     $    2,333
   Ratio of expenses to average net assets(6)        1.97%*        2.10%         2.20%          2.22%         1.92%          1.83%
   Ratio of net investment income (loss) to
      average net assets                            (0.89)%*      (0.70)%       (0.71)%        (0.80)%       (0.35)%        (0.51)%
Portfolio turnover rate                            106.54%       190.94%       130.94%         97.70%       141.00%         76.58%

====================================================================================================================================
A CLASS SHARES                                   2008(7)        2007          2006           2005          2004          2003(3)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   27.30     $   25.89     $   24.40     $    23.02     $   20.75     $    19.22

   Net investment income (loss)(1)                  (0.03)        (0.01)        (0.01)         (0.03)         0.17           0.00(4)
   Net realized and unrealized gain (loss) on
      investments(1)                                (2.43)         1.43          1.52           1.44          2.13           1.54
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (2.46)         1.42          1.51           1.41          2.30           1.54

   Distributions from net investment income             -         (0.01)        (0.02)         (0.03)        (0.03)         (0.01)
                                                ------------------------------------------------------------------------------------
Total distributions                                     -         (0.01)        (0.02)         (0.03)        (0.03)         (0.01)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                      -             -          0.00(4)        0.00(4)       0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   24.84     $   27.30     $   25.89     $    24.40     $   23.02     $    20.75
====================================================================================================================================
TOTAL RETURN(2,5)                                   (9.01)%        5.50%         6.20%          6.13%        11.10%          8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     643     $     780     $     779     $      746     $     175     $        1
   Ratio of expenses to average net assets(6)        1.33%*        1.46%         1.55%          1.62%         1.30%          1.52%
   Ratio of net investment income (loss) to
      average net assets                            (0.22)%*      (0.04)%       (0.05)%        (0.11)%        0.77%          0.00%*
Portfolio turnover rate                            106.54%       190.94%       130.94%         97.70%       141.00%         76.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than $0.005 per share.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     115

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                             2008(7)        2007          2006           2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   23.85     $   23.94     $   20.86     $    19.93     $   17.58     $    13.62

   Net investment income (loss)(1)                   0.17          0.26          0.31           0.27          0.23           0.16
   Net realized and unrealized gain (loss)
      on investments(1)                             (3.96)         0.55          3.09           0.93          2.33           3.97
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (3.79)         0.81          3.40           1.20          2.56           4.13

   Distributions from net investment income         (0.17)        (0.24)        (0.32)         (0.27)        (0.21)         (0.17)
   Distributions from capital gains                     -         (0.66)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                 (0.17)        (0.90)        (0.32)         (0.27)        (0.21)         (0.17)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                  (0.00)(4)      0.00(4)       0.00(4)           -          0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   19.89     $   23.85     $   23.94     $    20.86     $   19.93     $    17.58
====================================================================================================================================
TOTAL RETURN(2)                                    (15.92)%        3.32%        16.42%          6.09%        14.67%         30.50%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 113,051     $ 141,422     $ 127,895     $  109,228     $  94,222     $   70,232
   Ratio of gross expenses to average net
      assets(6)                                      0.99%*        0.97%         0.99%          1.00%         0.84%          0.84%
   Ratio of net expenses to average net
      assets(6)                                      0.99%*        0.97%         0.99%          0.85%         0.84%          0.84%
   Ratio of net investment income to average
      net assets                                     1.55%*        1.04%         1.40%          1.36%         1.27%          1.08%
Portfolio turnover rate                             84.45%       158.41%        64.20%         70.01%        88.83%        118.86%

====================================================================================================================================
INVESTOR CLASS SHARES                             2008(7)        2007         2006           2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   23.87     $   23.97     $   20.88     $    19.95     $   17.57     $    13.64

   Net investment income (loss)(1)                   0.11          0.13          0.20           0.21          0.14           0.09
   Net realized and unrealized gain (loss)
      on investments(1)                             (3.95)         0.55          3.10           0.93          2.34           3.96
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (3.84)         0.68          3.30           1.14          2.48           4.05

   Distributions from net investment income         (0.11)        (0.12)        (0.21)         (0.21)        (0.10)         (0.12)
   Distributions from capital gains                     -         (0.66)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                 (0.11)        (0.78)        (0.21)         (0.21)        (0.10)         (0.12)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                      -             -          0.00(4)           -          0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   19.92     $   23.87     $   23.97     $    20.88     $   19.95     $    17.57
====================================================================================================================================
TOTAL RETURN(2)                                    (16.09)%        2.76%        15.88%          5.78%        14.13%         29.92%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   1,334     $   2,053     $   2,207     $    2,448     $   2,372     $    2,545
   Ratio of gross expenses to average net
      assets(6)                                      1.49%*        1.47%         1.47%          1.29%         1.30%          1.31%
   Ratio of net expenses to average net
      assets(6)                                      1.49%*        1.47%         1.47%          1.14%         1.30%          1.31%
   Ratio of net investment income to average
      net assets                                     1.06%*        0.53%         0.91%          1.06%         0.78%          0.60%
Portfolio turnover rate                             84.45%       158.41%        64.20%         70.01%        88.83%        118.86%

--------------------------------------------------------------------------------
116              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2008(7)        2007          2006           2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   23.79     $   23.92     $   20.84     $    19.92     $   17.57     $    13.62

   Net investment income (loss)(1)                   0.06          0.01          0.09           0.07          0.05           0.02
   Net realized and unrealized gain (loss)
      on investments(1)                             (3.94)         0.54          3.09           0.93          2.33           3.95
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (3.88)         0.55          3.18           1.00          2.38           3.97

   Distributions from net investment income         (0.06)        (0.02)        (0.10)         (0.08)        (0.03)         (0.02)
   Distributions from capital gains                     -         (0.66)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                 (0.06)        (0.68)        (0.10)         (0.08)        (0.03)         (0.02)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                      -             -          0.00(4)           -          0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   19.85     $   23.79     $   23.92     $    20.84     $   19.92     $    17.57
====================================================================================================================================
TOTAL RETURN(2)                                    (16.33)%        2.23%        15.31%          5.02%        13.56%         29.20%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   1,076     $   4,162     $   3,831     $    3,314     $   3,020     $    2,283
   Ratio of gross expenses to average net
      assets(6)                                      1.98%*        1.97%         1.99%          2.00%         1.84%          1.84%
   Ratio of net expenses to average net
      assets(6)                                      1.98%*        1.97%         1.99%          1.85%         1.84%          1.84%
   Ratio of net investment income to average
      net assets                                     0.59%*        0.03%         0.40%          0.36%         0.26%          0.12%
Portfolio turnover rate                             84.45%       158.41%        64.20%         70.01%        88.83%        118.86%

====================================================================================================================================
A CLASS SHARES                                   2008(7)        2007          2006           2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   23.84     $   23.95     $   20.84     $    19.91     $   17.57     $    15.65

   Net investment income (loss)(1)                   0.13          0.18          0.25           0.20          0.20           0.01
   Net realized and unrealized gain (loss)
      on investments(1)                             (3.95)         0.53          3.10           0.93          2.29           1.94
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (3.82)         0.71          3.35           1.13          2.49           1.95

   Distributions from net investment income         (0.13)        (0.16)        (0.24)         (0.20)        (0.15)         (0.03)
   Distributions from capital gains                     -         (0.66)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                 (0.13)        (0.82)        (0.24)         (0.20)        (0.15)         (0.03)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                      -             -          0.00(4)           -          0.00(4)        0.00(4)

NET ASSET VALUE, END OF PERIOD                  $   19.89     $   23.84     $   23.95     $    20.84     $   19.91     $    17.57
====================================================================================================================================
TOTAL RETURN(2,6)                                  (16.03)%        3.07%        16.00%          5.72%        14.24%         12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     152     $     256     $     160     $    1,096     $   1,075     $        2
   Ratio of gross expenses to average net
      assets(6)                                      1.34%*        1.25%         1.35%          1.34%         1.18%          1.69%*
   Ratio of net expenses to average net
      assets(6)                                      1.34%*        1.25%         1.35%          1.19%         1.18%          1.69%*
   Ratio of net investment income to average
      net assets                                     1.21%*        0.70%         1.05%          1.00%         1.00%          0.34%*
Portfolio turnover rate                             84.45%       158.41%        64.20%         70.01%        88.83%        118.86%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than 0.005 per share.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     117

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                             2008(8)        2007          2006           2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   31.02     $   32.06     $   28.20     $    24.96     $   21.00     $    14.62

   Net investment income (loss)(1)                  (0.04)         0.05          0.05           0.03         (0.02)          0.03
   Net realized and unrealized gain (loss)
      on investments(1)                             (2.93)        (0.97)         3.83           3.21          3.98           6.38
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (2.97)        (0.92)         3.88           3.24          3.96           6.41

   Distributions from net investment income             -         (0.07)        (0.02)             -          0.00(6)       (0.03)
   Distributions from capital gains                     -         (0.05)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                     -         (0.12)        (0.02)             -          0.00(5)       (0.03)
                                                ------------------------------------------------------------------------------------
   Redemption fees                                   0.00(4)       0.00(5)       0.00(5)        0.00(5)       0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                  $   28.05     $   31.02     $   32.06     $    28.20     $   24.96     $    21.00
====================================================================================================================================
TOTAL RETURN(2)                                     (9.57)%       (2.89)%       13.75%         12.98%        18.86%         43.91%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 205,055     $ 291,934     $ 288,277     $  155,235     $ 163,878     $  134,782
   Ratio of expenses (including dividend
      expense) to average net assets(6,7)            1.40%*        1.26%         1.22%          1.26%         1.20%          1.24%
   Ratio of expenses (excluding dividend
      expense) to average net assets(6,7)            1.29%*        1.20%         1.22%          1.26%         1.20%          1.24%
   Ratio of net investment income (loss)
      (including dividend expense) to average
      net assets(6,7)                               (0.25)%*       0.15%         0.18%          0.13%        (0.09)%         0.20%
   Ratio of net investment income loss
      (excluding dividend expense) to average
      net assets(6,7)                               (0.14)%*       0.21%         0.18%          0.13%        (0.09)%         0.20%
Portfolio turnover rate                             86.83%        57.25%        37.24%         41.64%        46.31%         47.88%

====================================================================================================================================
INVESTOR CLASS SHARES                            2008(8)        2007          2006           2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   29.76     $   30.84     $   27.24     $    24.20     $   20.46     $    14.28

   Net investment income (loss)(1)                  (0.10)        (0.10)        (0.08)         (0.06)        (0.12)         (0.04)
   Net realized and unrealized gain (loss)
      on investments(1)                             (2.81)        (0.93)         3.68           3.10          3.86           6.22
                                                ------------------------------------------------------------------------------------
Total from investment operations                    (2.91)        (1.03)         3.60           3.04          3.74           6.18

   Distributions from net investment income             -             -             -              -             -              -
   Distributions from capital gains                     -         (0.05)            -              -             -              -
                                                ------------------------------------------------------------------------------------
Total distributions                                     -         (0.05)            -              -             -
                                                ------------------------------------------------------------------------------------
   Redemption fees                                   0.00(6)       0.00(5)       0.00(5)        0.00(5)       0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                  $   26.85     $   29.76     $   30.84     $    27.24     $   24.20     $    20.46
====================================================================================================================================
TOTAL RETURN(2)                                     (9.78)%       (3.35)%       13.22%         12.56%        18.28%         43.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   3,191     $   4,719     $   4,396     $    4,028     $   3,414     $    3,148
   Ratio of expenses (including dividend
      expense) to average net assets(6,7)            1.90%*        1.74%         1.68%          1.64%         1.67%          1.72%
   Ratio of expenses (excluding dividend
      expense) to average net assets(6,7)            1.79%*        1.68%         1.68%          1.64%         1.67%          1.72%
   Ratio of net investment loss (including
      dividend expense) to average net assets       (0.75)%*      (0.33)%       (0.29)%        (0.24)%       (0.56)%        (0.26)%
   Ratio of net investment loss (excluding
      dividend expense) to average net assets       (0.64)%*      (0.27)%       (0.29)%        (0.24)%       (0.56)%        (0.26)%
Portfolio turnover rate                             86.83%        57.25%        37.24%         41.64%        46.31%         47.88%

--------------------------------------------------------------------------------
118              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2008(8)        2007         2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    29.65     $  30.88    $   27.43     $ 24.52     $ 20.84     $  14.62

   Net investment income (loss)(1)                        (0.17)       (0.27)       (0.24)      (0.21)      (0.23)       (0.15)
   Net realized and unrealized gain (loss)
      on investments(1)                                   (2.81)       (0.91)        3.69        3.12        3.91         6.37
                                                     ----------------------------------------------------------------------------
Total from investment operations                          (2.98)       (1.18)        3.45        2.91        3.68         6.22

   Distributions from net investment income                   -            -            -           -           -            -
   Distributions from capital gains                           -        (0.05)           -           -           -            -
                                                     ----------------------------------------------------------------------------
Total distributions                                           -        (0.05)           -           -           -            -
                                                     ----------------------------------------------------------------------------
   Redemption fees                                            -            -         0.00(5)     0.00(5)     0.00(5)      0.00(5)
NET ASSET VALUE, END OF PERIOD                       $    26.67     $  29.65    $   30.88     $ 27.43     $ 24.52     $  20.84
=================================================================================================================================
TOTAL RETURN(2)                                          (10.05)%      (3.83)%      12.58%      11.87%      17.66%       42.54%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    1,237     $  3,250    $   3,272     $ 2,617     $ 2,439     $  2,221
   Ratio of expenses (including dividend
      expense) to average net assets(6,7)                  2.39%*       2.26%        2.22%       2.27%       2.20%        2.23%
   Ratio of expenses (excluding dividend
      expense) to average net assets(6,7)                  2.28%*       2.20%        2.22%       2.27%       2.20%        2.23%
   Ratio of net investment loss (including
      dividend expense) to average net assets(6,7)        (1.25)%*     (0.85)%      (0.82)%     (0.84)%     (1.09)%      (0.87)%
   Ratio of net investment loss (excluding
      dividend expense) to average net assets             (1.14)%*     (0.79)%      (0.82)%     (0.84)%     (1.09)%      (0.87)%
Portfolio turnover rate                                   86.83%       57.25%       37.24%      41.64%      46.31%       47.88%
=================================================================================================================================
A CLASS SHARES                                         2008(8)        2007         2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $    30.60     $  31.67    $   27.94     $ 24.83     $ 20.98     $  18.34

   Net investment income (loss)(1)                        (0.08)       (0.03)       (0.05)      (0.05)      (0.10)       (0.02)
   Net realized and unrealized gain (loss)
      on investments(1)                                   (2.90)       (0.98)        3.78        3.16        3.95         2.66
                                                     ----------------------------------------------------------------------------
Total from investment operations                          (2.98)       (1.01)        3.73        3.11        3.85         2.64

   Distributions from net investment income                   -        (0.01)           -           -           -            -
   Distributions from capital gains                           -        (0.05)           -           -           -            -
                                                     ----------------------------------------------------------------------------
Total distributions                                           -        (0.06)           -           -           -            -
                                                     ----------------------------------------------------------------------------
   Redemption fees                                            -            -         0.00(5)     0.00(5)     0.00(5)      0.00(5)
NET ASSET VALUE, END OF PERIOD                       $    27.62     $  30.60    $   31.67     $ 27.94     $ 24.83     $  20.98
=================================================================================================================================
TOTAL RETURN(2,4)                                         (9.74)%      (3.24)%      13.39%      12.53%      18.35%       14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    4,888     $  5,851    $     354     $   704     $   622     $      1
   Ratio of expenses (including dividend
      expense) to average net assets(6,7)                  1.75%*       1.58%        1.57%       1.62%       1.55%        1.82%*
   Ratio of expenses (excluding dividend
      expense) to average net assets(6,7)                  1.64%*       1.52%        1.57%       1.62%       1.55%        1.82%*
   Ratio of net investment loss (including
      dividend expense) to average net assets             (0.58)%*     (0.08)%      (0.17)%     (0.21)%     (0.42)%      (0.36)%*
   Ratio of net investment loss (excluding
      dividend expense) to average net assets             (0.47)%*     (0.02)%      (0.17)%     (0.21)%     (0.42)%      (0.36)%*
Portfolio turnover rate                                   86.83%       57.25%       37.24%      41.64%      46.31%       47.88%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than $0.005 per share.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7) Dividend expense totaled 0.11%, 0.06%, 0%, 0%, 0%, 0%, respectively, of average net assets for the period ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(8)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    119

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2008(7)         2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.93     $   22.99     $   17.35     $   15.21     $  12.96     $   9.65

   Net investment income (loss)(1)                        0.26          0.24          0.10          0.14         0.15         0.12
   Net realized and unrealized gain (loss)
      on investments(1)                                  (3.48)         2.71          5.65          2.04         2.15         3.18
                                                     ------------------------------------------------------------------------------
Total from investment operations                         (3.22)         2.95          5.75          2.18         2.30         3.30

   Distributions from net investment income                  -         (0.20)        (0.11)        (0.04)       (0.05)           -
   Distributions from capital gains                          -         (1.81)            -             -            -            -
                                                     ------------------------------------------------------------------------------
Total distributions                                          -         (2.01)        (0.11)        (0.04)       (0.05)           -
                                                     ------------------------------------------------------------------------------
   Redemption fees(7)                                     0.00(4)       0.00(6)       0.00(6)       0.00(6)      0.00(6)      0.01

NET ASSET VALUE, END OF PERIOD                       $   20.71     $   23.93     $   22.99     $   17.35     $  15.21     $  12.96
===================================================================================================================================
TOTAL RETURN(2)                                         (13.46)%       12.97%        33.13%        14.33%       17.76%       34.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $ 182,546     $ 241,397     $ 152,545     $ 100,146     $ 87,790     $ 69,059
   Ratio of expenses to average net assets(5)             1.27%*        1.33%         1.44%         1.41%        1.24%        1.36%
   Ratio of net investment income (loss) to
      average net assets                                  2.42%*        0.96%         0.53%         0.89%        1.09%        1.17%
Portfolio turnover rate                                  31.49%        73.71%        93.54%       127.58%       15.91%       21.84%

===================================================================================================================================
INVESTOR CLASS SHARES                                 2008(7)         2007          2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.14     $   22.32     $   16.85     $   14.79     $  12.61     $   9.43

   Net investment income (loss)(1)                        0.22          0.07          0.03          0.10         0.09         0.08
   Net realized and unrealized gain (loss)
      on investments(1)                                  (3.40)         2.66          5.46          1.96         2.09         3.09
                                                     ------------------------------------------------------------------------------
Total from investment operations                         (3.18)         2.73          5.49          2.06         2.18         3.17

   Distributions from net investment income                  -         (0.10)        (0.02)            -            -           -
   Distributions from capital gains                          -         (1.81)            -             -            -           -
                                                     ------------------------------------------------------------------------------
Total distributions                                          -         (1.91)        (0.02)            -            -           -
                                                     ------------------------------------------------------------------------------
   Redemption fees(7)                                     0.02          0.00(6)       0.00(6)       0.00(6)      0.00(6)      0.01

NET ASSET VALUE, END OF PERIOD                       $   19.98     $   23.14     $   22.32     $   16.85     $  14.79     $  12.61
===================================================================================================================================
TOTAL RETURN(2)                                         (13.66)%       12.37%        32.59%        13.93%       17.29%       33.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   3,663     $   6,523     $   1,746     $   1,200     $  1,159     $  1,272
   Ratio of expenses to average net assets(5)             1.79%*        1.79%         1.92%         1.68%        1.69%        1.83%
   Ratio of net investment income (loss) to
      average net assets                                  2.11%*        0.27%         0.18%         0.65%        0.67%        0.76%
Portfolio turnover rate                                  31.49%        73.71%        93.54%       127.58%       15.91%       21.84%

--------------------------------------------------------------------------------
120              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2008(7)        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.14     $  22.33     $  16.94     $  14.97     $  12.83     $   9.64

   Net investment income (loss)(1)                         0.03        (0.01)       (0.09)       (0.02)        0.01         0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                   (3.25)        2.63         5.48         1.99         2.13         3.17
                                                      -----------------------------------------------------------------------------
   Total from investment operations                       (3.22)        2.62         5.39         1.97         2.14         3.18

   Distributions from net investment income                   -            -            -            -            -            -
   Distributions from capital gains                           -        (1.81)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                           -        (1.81)           -            -            -            -
                                                      -----------------------------------------------------------------------------
   Redemption fees(7)                                      0.00(4)      0.00(6)      0.00(6)      0.00(6)      0.00(6)      0.01

NET ASSET VALUE, END OF PERIOD                        $   19.92     $  23.14     $  22.33     $  16.94     $  14.97     $  12.83
===================================================================================================================================
TOTAL RETURN(2)                                          (13.92)%      11.85%       31.82%       13.16%       16.68%       33.09%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   2,572     $  7,631     $  5,095     $  2,392     $  1,748     $  1,113
   Ratio of expenses to average net assets(5)              2.29%*       2.33%        2.41%        2.41%        2.24%        2.36%
   Ratio of net investment income (loss) to
      average net assets                                   0.33%*      (0.03)%      (0.48)%      (0.12)%       0.10%        0.09%
Portfolio turnover rate                                   31.49%       73.71%       93.54%      127.58%       15.91%       21.84%

===================================================================================================================================
A CLASS SHARES                                         2008(7)        2007         2006         2005         2004        2003(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   23.77     $  22.87     $  17.27     $  15.17     $  12.94     $  11.18

   Net investment income (loss)(1)                         0.24        (0.02)        0.05         0.08         0.15        (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                                   (3.47)        2.86         5.60         2.02         2.11         1.79
                                                      -----------------------------------------------------------------------------
Total from investment operations                          (3.23)        2.84         5.65         2.10         2.26         1.76

   Distributions from net investment income                   -        (0.13)       (0.05)           -        (0.03)           -
   Distributions from capital gains                           -        (1.81)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                           -        (1.94)       (0.05)           -        (0.03)           -
                                                      -----------------------------------------------------------------------------
   Redemption fees                                            -         0.00(6)      0.00(6)      0.00(6)      0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                        $   20.54     $  23.77     $  22.87     $  17.27     $  15.17     $  12.94
===================================================================================================================================
TOTAL RETURN(2,4)                                        (13.59)%      12.56%       32.73%       13.84%       17.45%       15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  10,152     $ 11,927     $    709     $    521     $    360     $      1
   Ratio of expenses to average net assets(5)              1.62%*       1.57%        1.90%        1.77%        1.56%        1.85%*
   Ratio of net investment income (loss) to
      average net assets                                   2.26%*      (0.09)%       0.22%        0.50%        1.01%       (1.11)%*
Portfolio turnover rate                                   31.49%       73.71%       93.54%      127.58%       15.91%       21.84%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
(6)   Less than $0.005 per share.
(7)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    121

================================================================================
                                TOTAL RETURN FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                          2008(4)     2007(3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.85    $  10.00

   Net investment income (loss)(1)                           0.06        0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                     (1.73)      (0.16)
                                                         -----------------------
Total from investment operations                            (1.67)      (0.09)

   Distributions from net investment income                 (0.06)      (0.06)
                                                         -----------------------
Total distributions                                         (0.06)      (0.06)
                                                         -----------------------

NET ASSET VALUE, END OF PERIOD                           $   8.12    $   9.85
================================================================================
TOTAL RETURN(2)                                            (17.01)%     (0.96)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 51,176    $ 57,067
   Ratio of expenses to average net assets                   0.89%*      0.87%*
   Ratio of net investment income to average
      net assets                                             1.30%*      2.37%*
Portfolio turnover rate                                    457.68%     512.93%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Commenced  operations on September  10, 2007.
(4)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
122              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                           STRATEGIC ALTERNATIVES FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                    2008(3,5)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $   12.00

   Net investment income (loss)(1)                                       0.08
   Net realized and unrealized gain (loss)
      on investments(1)                                                  0.15
                                                                    ------------
Total from investment operations                                         0.23

   Distributions from net investment income                             (0.07)
                                                                    ------------
Total distributions                                                     (0.07)
                                                                    ------------
   Redemption Fees                                                       0.00(4)
                                                                    ------------

NET ASSET VALUE, END OF PERIOD                                      $   12.16
================================================================================
TOTAL RETURN(2)                                                          1.90%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                            $ 115,430
   Ratio of expenses to average net assets(6)                            0.97%*
   Ratio of net investment income (loss) to average
      net assets                                                         1.45%*
Portfolio turnover rate                                                 96.40%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on January 29, 2008.
(4)   Less than $0.005 per share.
(5)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    123

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(8)       2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.44     $  11.01     $  10.72     $  11.31     $  11.18     $   9.86

   Net investment income (loss)(1)                    0.37         0.80         0.80         0.82         0.89         0.94
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.50)       (0.57)        0.31        (0.58)        0.12         1.33
                                                  ----------------------------------------------------------------------------
Total from investment operations                     (0.13)        0.23         1.11         0.24         1.01         2.27

   Distributions from net investment income          (0.36)       (0.80)       (0.82)       (0.83)       (0.88)       (0.96)
                                                  ----------------------------------------------------------------------------
Total distributions                                  (0.36)       (0.80)       (0.82)       (0.83)       (0.88)       (0.96)
                                                  ----------------------------------------------------------------------------
   Redemption fees(7)                                 0.00(6)      0.00(6)      0.00(6)      0.00(6)      0.00(6)      0.01

NET ASSET VALUE, END OF PERIOD                    $   9.95     $  10.44     $  11.01     $  10.72     $  11.31     $  11.18
==============================================================================================================================
TOTAL RETURN(2)                                      (1.30)%       2.10%       10.82%        2.20%        9.49%       24.24%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 68,104     $ 72,604     $ 59,931     $ 50,311     $ 50,920     $ 51,918
   Ratio of expenses to average net assets(6)         0.94%*       0.91%        0.90%        0.93%        0.83%        0.95%
   Ratio of net investment income to average
      net assets                                      7.21%*       7.38%        7.52%        7.51%        8.00%        8.99%
Portfolio turnover rate                              60.63%       86.29%       87.80%       62.75%       75.03%      154.85%

==============================================================================================================================
INVESTOR CLASS SHARES                              2008(8)       2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  10.45     $  11.01     $  10.73     $  11.30     $  11.18     $   9.86

   Net investment income (loss)(1)                    0.34         0.76         0.82         0.78         0.84         0.83
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.50)       (0.56)        0.28        (0.55)        0.11         1.40
                                                  ----------------------------------------------------------------------------
Total from investment operations                     (0.16)        0.20         1.10         0.23         0.95         2.23

   Distributions from net investment income          (0.33)       (0.76)       (0.82)       (0.80)       (0.83)       (0.91)
                                                  ----------------------------------------------------------------------------
Total distributions                                  (0.33)       (0.76)       (0.82)       (0.80)       (0.83)       (0.91)
                                                  ----------------------------------------------------------------------------
Redemption fees(7)                                       -            -         0.00(6)      0.00(6)      0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                    $   9.96     $  10.45     $  11.01     $  10.73     $  11.30     $  11.18
==============================================================================================================================
TOTAL RETURN(2)                                      (1.55)%       1.85%       10.71%        2.11%        8.95%       23.60%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    763     $  1,850     $    498     $    471     $  1,277     $    276
   Ratio of expenses to average net assets(6)         1.44%*       1.29%        0.91%        1.22%        1.28%        1.44%
   Ratio of net investment income to average
      net assets                                      6.64%*       7.02%        7.54%        7.29%        7.47%        8.51%
Portfolio turnover rate                              60.63%       86.29%       87.80%       62.75%       75.03%      154.85%

--------------------------------------------------------------------------------
124                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2008(8)       2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.43     $  10.99     $  10.71     $  11.29     $  11.17     $   9.86

   Net investment income (loss)(1)                    0.31         0.69         0.70         0.71         0.77         0.84
   Net realized and unrealized gain (loss) on
      investments(1)                                 (0.49)       (0.56)        0.29        (0.57)        0.13         1.32
                                                  ----------------------------------------------------------------------------
Total from investment operations                     (0.18)        0.13         0.99         0.14         0.90         2.16

   Distributions from net investment income          (0.31)       (0.69)       (0.71)       (0.72)       (0.78)       (0.86)
   Distributions from capital gains                      -            -            -            -            -            -
                                                  ----------------------------------------------------------------------------
Total distributions                                  (0.31)       (0.69)       (0.71)       (0.72)       (0.78)       (0.86)
                                                  ----------------------------------------------------------------------------
   Redemption fees(7)                                    -            -         0.00(6)      0.00(6)      0.00(6)      0.01

NET ASSET VALUE, END OF PERIOD                    $   9.94     $  10.43     $  10.99     $  10.71     $  11.29     $  11.17
==============================================================================================================================
TOTAL RETURN(2)                                      (1.78)%       1.17%        9.65%        1.29%        8.39%       22.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,062     $  1,416     $  1,804     $  1,565     $  1,935     $  1,224
   Ratio of expenses to average net assets(5)         1.94%*       1.89%        1.90%        1.93%        1.83%        1.97%
   Ratio of net investment income to average
      net assets                                      6.20%*       6.37%        6.53%        6.51%        6.99%        7.96%
Portfolio turnover rate                              60.63%       86.29%       87.80%       62.75%       75.03%      154.85%

==============================================================================================================================
A CLASS SHARES                                     2008(8)       2007         2006         2005         2004        2003(3)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  10.44     $  11.00     $  10.72     $  11.30     $  11.17     $  10.77

   Net investment income (loss)(1)                    0.35         0.77         0.77         0.79         0.86         0.22
   Net realized and unrealized gain (loss) on
      investments(1)                                 (0.51)       (0.55)        0.30        (0.57)        0.13         0.42
                                                  ----------------------------------------------------------------------------
Total from investment operations                     (0.16)        0.22         1.07         0.22         0.99         0.64

   Distributions from net investment income          (0.34)       (0.78)       (0.79)       (0.80)       (0.86)       (0.24)
                                                  ----------------------------------------------------------------------------
Total distributions                                  (0.34)       (0.78)       (0.79)       (0.80)       (0.86)       (0.24)
                                                  ----------------------------------------------------------------------------
   Redemption fees(7)                                    -            -         0.00(6)      0.00(6)      0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                    $   9.94     $  10.44     $  11.00     $  10.72     $  11.30     $  11.17
==============================================================================================================================
TOTAL RETURN(2,4)                                    (1.51)%       1.96%       10.44%        2.05%        9.25%        5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,339     $  1,410     $    158     $    144     $    136     $     15
   Ratio of expenses to average net assets(5)         1.19%*       1.17%        1.16%        1.18%        1.07%        1.15%
   Ratio of net investment income (loss) to
      average net assets                              6.96%*       7.18%        7.27%        7.28%        7.70%        8.82%*
Portfolio turnover rate                              60.63%       86.29%       87.80%       62.75%       75.03%      154.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
(6)   Less than $0.005 per share
(7) Per share amounts relating to redemption fees for 2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
(8)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      125

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(4)       2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.86     $  11.24     $  11.64     $  11.91     $  12.13     $  12.45

   Net investment income (loss)(1)                    0.29         0.75         0.79         0.63         0.60         0.55
   Net realized and unrealized gain (loss) on
      investments(1)                                 (0.92)       (0.36)       (0.38)       (0.20)       (0.14)        0.06
                                                  --------------------------------------------------------------------------
Total from investment operations                     (0.63)        0.39         0.41         0.43         0.46         0.61
                                                  --------------------------------------------------------------------------

   Distributions from net investment income          (0.28)       (0.77)       (0.81)       (0.66)       (0.59)       (0.57)
   Distributions from capital gains                      -            -            -        (0.04)       (0.09)       (0.36)
                                                  --------------------------------------------------------------------------
Total distributions                                  (0.28)       (0.77)       (0.81)       (0.70)       (0.68)       (0.93)
                                                  --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   9.95     $  10.86     $  11.24     $  11.64     $  11.91     $  12.13
============================================================================================================================
TOTAL RETURN(2)                                      (5.85)%       3.64%        3.73%        3.69%        3.88%        4.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 75,340     $ 71,409     $ 36,331     $ 56,312     $ 51,548     $ 37,099
   Ratio of expenses to average net assets(3)         0.81%*       0.79%        0.73%        0.73%        0.87%        0.74%
   Ratio of net investment income to average
      net assets                                     5.52%*        6.87%        6.90%        5.36%        5.04%        4.46%
Portfolio turnover rate                              74.70%       71.66%      102.65%       93.26%      125.84%      105.58%

============================================================================================================================
INVESTOR CLASS SHARES                              2008(4)       2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  10.85     $  11.23     $  11.63     $  11.91     $  12.13     $  12.45

   Net investment income (loss)(1)                    0.26         0.70         0.75         0.61         0.53         0.50
   Net realized and unrealized gain (loss) on
      investments(1)                                 (0.91)       (0.36)       (0.39)       (0.22)       (0.13)        0.04
                                                  --------------------------------------------------------------------------
Total from investment operations                     (0.65)        0.34         0.36         0.39         0.40         0.54

   Distributions from net investment income          (0.25)       (0.72)       (0.76)       (0.63)       (0.53)       (0.50)
   Distributions from capital gains                      -            -            -        (0.04)       (0.09)       (0.36)
                                                  --------------------------------------------------------------------------
Total distributions                                  (0.25)       (0.72)       (0.76)       (0.67)       (0.62)       (0.86)
                                                  --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   9.95     $  10.85     $  11.23     $  11.63     $  11.91     $  12.13
============================================================================================================================
TOTAL RETURN(2)                                      (6.02)%       3.15%        3.30%        3.36%        3.37%        4.41%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,574     $  7,083     $  1,646     $  1,552     $    982     $  6,745
   Ratio of expenses to average net assets(3)         1.28%*       1.29%        1.15%        0.97%        1.38%        1.24%
   Ratio of net investment income to average
      net assets                                      5.01%*       6.45%        6.64%        5.12%        4.23%        3.96%
Portfolio turnover rate                              74.70%       71.66%      102.65%       93.26%      125.84%      105.58%

--------------------------------------------------------------------------------
126                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2008(4)       2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.86     $  11.23     $  11.63     $  11.91     $  12.12     $  12.45

   Net investment income (loss)(1)                    0.23         0.71         0.70         0.52         0.47         0.43
   Net realized and unrealized gain (loss) on
      investments(1)                                 (0.91)       (0.44)       (0.40)       (0.22)       (0.12)        0.05
                                                  --------------------------------------------------------------------------
Total from investment operations                     (0.68)        0.27         0.30         0.30         0.35         0.48

   Distributions from net investment income          (0.23)       (0.64)       (0.70)       (0.54)       (0.47)       (0.45)
   Distributions from capital gains                      -            -            -        (0.04)       (0.09)       (0.36)
                                                  --------------------------------------------------------------------------
Total distributions                                  (0.23)       (0.64)       (0.70)       (0.58)       (0.56)       (0.81)
                                                  --------------------------------------------------------------------------
   Redemption fees                                       -            -            -            -            -            -

NET ASSET VALUE, END OF PERIOD                    $   9.95     $  10.86     $  11.23     $  11.63     $  11.91     $  12.12
============================================================================================================================
TOTAL RETURN(2)                                      (6.30)%       2.51%        2.76%        2.59%        2.95%        3.86%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    790     $    856     $  5,119     $    846     $    865     $  1,320
   Ratio of expenses to average net assets(3)         1.80%*       1.72%        1.74%        1.73%        1.87%        1.76%
   Ratio of net investment income to average
      net assets                                      4.52%*       6.26%        6.08%        4.37%        3.96%        3.44%
Portfolio turnover rate                              74.70%       71.66%      102.65%       93.26%      125.84%      105.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   The effect of any custody credits on this ratio is less than 0.01%.
(4)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
                     (800) 759-3504 ~ WWW.ACCESSOR.COM                       127

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(6)       2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.20     $  11.62     $  11.76     $  11.98     $  12.18     $  12.34

   Net investment income (loss)(1)                    0.30         0.71         0.57         0.46         0.45         0.43
   Net realized and unrealized gain (loss) on
      investments(1)                                 (1.10)       (0.39)       (0.13)       (0.18)       (0.19)       (0.16)
                                                  --------------------------------------------------------------------------
Total from investment operations                     (0.80)        0.32         0.44         0.28         0.26         0.27

   Distributions from net investment income          (0.30)       (0.74)       (0.58)       (0.50)       (0.46)       (0.43)
   Distributions from capital gains                      -            -            -            -            -            -
                                                  --------------------------------------------------------------------------
Total distributions                                  (0.30)       (0.74)       (0.58)       (0.50)       (0.46)       (0.43)
                                                  --------------------------------------------------------------------------
   Redemption fees                                       -            -            -            -            -            -

NET ASSET VALUE, END OF PERIOD                    $  10.10     $  11.20     $  11.62     $  11.76     $  11.98     $  12.18
============================================================================================================================
TOTAL RETURN(2)                                      (7.20)%       2.78%        3.86%        2.38%        2.16%        2.19%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 51,523     $ 65,017     $107,195     $ 95,933     $ 68,402     $ 80,613
   Ratio of expenses to average net assets(5)         0.84%*       0.72%        0.71%        0.73%        0.64%        0.63%
   Ratio of net investment income to average
      net assets                                      5.63%*       6.17%        4.86%        3.99%        3.70%        3.54%
Portfolio turnover rate                              37.55%       41.16%       52.95%       42.14%       74.14%       86.10%

============================================================================================================================
INVESTOR CLASS SHARES                              2008(6)       2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  11.19     $  11.62     $  11.76     $  11.98     $  12.18     $  12.34

   Net investment income (loss)(1)                    0.27         0.65         0.54         0.43         0.38         0.39
   Net realized and unrealized gain (loss) on
      investments(1)                                 (1.08)       (0.40)       (0.12)       (0.20)       (0.18)       (0.18)
                                                  --------------------------------------------------------------------------
Total from investment operations                     (0.81)        0.25         0.42         0.23         0.20         0.21

   Distributions from net investment income          (0.28)       (0.68)       (0.56)       (0.45)       (0.40)       (0.37)
   Distributions from capital gains                      -            -            -            -            -            -
                                                  --------------------------------------------------------------------------
Total distributions                                  (0.28)       (0.68)       (0.56)       (0.45)       (0.40)       (0.37)
                                                  --------------------------------------------------------------------------
   Redemption fees                                       -            -            -            -            -            -

NET ASSET VALUE, END OF PERIOD                    $  10.10     $  11.19     $  11.62     $  11.76     $  11.98     $  12.18
============================================================================================================================
TOTAL RETURN(2)                                      (7.35)%       2.22%        3.68%        2.02%        1.71%        1.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    264     $    568     $    729     $  1,261     $  1,730     $  6,968
   Ratio of expenses to average net assets(5)         1.34%*       1.19%        0.87%        1.06%        1.08%        1.11%
   Ratio of net investment income to average
      net assets                                      5.06%*       5.71%        4.68%        3.65%        2.99%        3.15%
Portfolio turnover rate                              37.55%       41.16%       52.95%       42.14%       74.14%       86.10%

--------------------------------------------------------------------------------
128                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2008(6)       2007         2006         2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.18     $  11.60     $  11.75    $   11.97    $   12.17    $   12.33

   Net investment income (loss)(1)                        0.25         0.60         0.42         0.36         0.34         0.30
   Net realized and unrealized gain (loss) on
     investments(1)                                      (1.09)       (0.40)       (0.11)       (0.20)       (0.19)       (0.16)
                                                      ---------------------------------------------------------------------------
Total from investment operations                         (0.84)        0.20         0.31         0.16         0.15         0.14

   Distributions from net investment income              (0.25)       (0.62)       (0.46)       (0.38)       (0.35)       (0.30)
                                                      ---------------------------------------------------------------------------
Total distributions                                      (0.25)       (0.62)       (0.46)       (0.38)       (0.35)       (0.30)
                                                      ---------------------------------------------------------------------------
   Redemption fees                                           -            -            -            -            -            -

NET ASSET VALUE, END OF PERIOD                        $  10.09     $  11.18     $  11.60    $   11.75    $   11.97    $   12.17
=================================================================================================================================
TOTAL RETURN(2)                                          (7.58)%       1.78%        2.69%        1.39%        1.21%        1.18%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    919     $    968     $  1,290    $   4,176    $   3,782    $   2,739
   Ratio of expenses to average net assets(5)             1.84%*       1.70%        1.67%        1.73%        1.65%        1.63%
   Ratio of net investment income to average net
     assets                                               4.64%*       5.20%        3.85%        2.99%        2.78%        2.48%
Portfolio turnover rate                                  37.55%       41.16%       52.95%       42.14%       74.14%       86.10%

=================================================================================================================================
A CLASS SHARES                                         2008(6)       2007         2006         2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.17     $  11.59     $  11.74    $   11.96    $   12.17    $   12.24

   Net investment income (loss)(1)                        0.29         0.71         0.56         0.44         0.43         0.07
   Net realized and unrealized gain (loss) on
     investments(1)                                      (1.10)       (0.42)       (0.16)       (0.19)       (0.21)       (0.06)
                                                      ---------------------------------------------------------------------------
Total from investment operations                         (0.81)        0.29         0.40         0.25         0.22         0.01

   Distributions from net investment income              (0.28)       (0.71)       (0.55)       (0.47)       (0.43)       (0.08)
                                                      ---------------------------------------------------------------------------
Total distributions                                      (0.28)       (0.71)       (0.55)       (0.47)       (0.43)       (0.08)
                                                      ---------------------------------------------------------------------------
   Redemption fees                                           -            -            -            -            -            -

NET ASSET VALUE, END OF PERIOD                        $  10.08     $  11.17     $  11.59    $   11.74    $   11.96    $   12.17
=================================================================================================================================
TOTAL RETURN(2,4)                                        (7.31)%       2.55%        3.53%        2.13%        1.86%        0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     18     $    306     $     97    $      23    $      22    $       1
   Ratio of expenses to average net assets(5)             1.07%*       0.99%        0.97%        0.98%        0.99%        1.19%
   Ratio of net investment income to average net
     assets                                               5.36%*       6.24%        4.66%        3.75%        3.86%        2.39%*
Portfolio turnover rate                                  37.55%       41.16%       52.95%       42.14%       74.14%       86.10%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   The effect of any custody credits on this ratio is less than 0.01%.
(6)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     129

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2008(4)       2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.42     $  12.21     $  12.39    $   12.65    $   12.69    $   13.00

   Net investment income (loss)(1)                        0.26         0.56         0.52         0.45         0.46         0.38
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.14)        0.19        (0.05)       (0.20)        0.02        (0.08)
                                                      --------------------------------------------------------------------------
Total from investment operations                          0.12         0.75         0.47         0.25         0.48         0.30

   Distributions from net investment income              (0.24)       (0.54)       (0.58)       (0.49)       (0.45)       (0.36)
   Distributions from capital gains                          -            -        (0.07)       (0.02)       (0.07)       (0.25)
                                                      --------------------------------------------------------------------------
Total distributions                                      (0.24)       (0.54)       (0.65)       (0.51)       (0.52)       (0.61)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.30     $  12.42     $  12.21    $   12.39    $   12.65    $   12.69
================================================================================================================================
TOTAL RETURN(2)                                           0.97%        6.28%        3.92%        1.96%        3.87%        2.34%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 78,883     $ 62,498     $ 48,202    $ 158,056    $ 163,913    $ 159,367
   Ratio of expenses to average net assets(3)             0.96%*       0.95%        1.00%        0.92%        0.81%        0.84%
   Ratio of net investment income to average
     net assets                                           4.15%*       4.54%        4.24%        3.56%        3.65%        2.93%
   Portfolio turnover rate                              746.47%      496.94%      578.95%      474.16%      324.40%      425.28%

================================================================================================================================
INVESTOR CLASS SHARES                                  2008(4)       2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.42     $  12.21     $  12.38    $   12.64    $   12.69    $   13.05

   Net investment income (loss)(1)                        0.23         0.50         0.45         0.41         0.40         0.32
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.15)        0.19        (0.03)       (0.20)        0.02        (0.09)
                                                      --------------------------------------------------------------------------
Total from investment operations                          0.08         0.69         0.42         0.21         0.42         0.23

   Distributions from net investment income              (0.21)       (0.48)       (0.52)       (0.45)       (0.40)       (0.34)
   Distributions from capital gains                          -            -        (0.07)       (0.02)       (0.07)       (0.25)
                                                      --------------------------------------------------------------------------
Total distributions                                      (0.21)       (0.48)       (0.59)       (0.47)       (0.47)       (0.59)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.29     $  12.42     $  12.21    $   12.38    $   12.64    $   12.69
================================================================================================================================
TOTAL RETURN(2)                                           0.64%        5.76%        3.55%        1.59%        3.40%        1.80%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,304     $  1,259     $    894    $   1,111    $   1,226    $   1,362
   Ratio of expenses to average net assets(3)             1.46%*       1.45%        1.56%        1.22%        1.29%        1.32%
   Ratio of net investment income to average
     net assets                                           3.66%*       4.12%        3.72%        3.25%        3.16%        2.45%
Portfolio turnover rate                                 746.47%      496.94%      578.95%      474.16%      324.40%      425.28%

--------------------------------------------------------------------------------
130              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2008(4)       2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.44     $  12.23     $  12.40    $   12.67    $   12.71    $   13.00

   Net investment income (loss)(1)                        0.20         0.44         0.38         0.33         0.33         0.25
   Net realized and unrealized gain (loss) on
     investments(1)                                      (0.14)        0.18        (0.03)       (0.21)        0.03        (0.08)
                                                      --------------------------------------------------------------------------
Total from investment operations                          0.06         0.62         0.35         0.12         0.36         0.17

   Distributions from net investment income              (0.18)       (0.41)       (0.45)       (0.37)       (0.33)       (0.24)
   Distributions from capital gains                          -            -        (0.07)       (0.02)       (0.07)       (0.22)
                                                      --------------------------------------------------------------------------
Total distributions                                      (0.18)       (0.41)       (0.52)       (0.39)       (0.40)       (0.46)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.32     $  12.44     $  12.23    $   12.40    $   12.67    $   12.71
================================================================================================================================
TOTAL RETURN(2)                                           0.48%        5.22%        2.94%        0.90%        2.85%        1.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    901     $    857     $    778    $   1,522    $   1,015    $   1,401
   Ratio of expenses to average net assets(3)             1.96%*       1.92%        2.10%        1.92%        1.81%        1.85%
   Ratio of net investment income to average
     net assets                                           3.16%*       3.57%        3.13%        2.58%        2.63%        1.92%
Portfolio turnover rate                                 746.47%      496.94%      578.95%      474.16%      324.40%      425.28%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   The effect of any custody credits on this ratio is less than 0.01%.
(4)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     131

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                       2008(5)       2007         2006         2005        2004(3)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.12     $  11.92     $  11.87    $   11.96    $   12.00

   Net investment income (loss)(1)                        0.21         0.53         0.43         0.31         0.09
   Net realized and unrealized gain (loss) on
     investments(1)                                       0.01         0.19         0.08        (0.07)       (0.04)
                                                      --------------------------------------------------------------
Total from investment operations                          0.22         0.72         0.51         0.24         0.05

   Distributions from net investment income              (0.21)       (0.52)       (0.46)       (0.33)       (0.09)
                                                      --------------------------------------------------------------
Total distributions                                      (0.21)       (0.52)       (0.46)       (0.33)       (0.09)
                                                      --------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  12.13     $  12.12     $  11.92    $   11.87    $   11.96
====================================================================================================================
TOTAL RETURN(2)                                           1.85%        6.22%        4.36%        2.00%        0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 64,605     $ 63,172     $ 54,721    $  58,140    $  58,963
   Ratio of expenses to average net assets(4)             0.63%*       0.53%        0.65%        0.58%        0.57%*
   Ratio of net investment income to average
     net assets                                           3.52%*       4.40%        3.60%        2.61%        1.66%*
Portfolio turnover rate                                  41.67%      103.74%       40.85%       65.48%       29.46%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Fund commenced operations on July 6, 2004.
(4)   The effect of any custody credits on this ratio is less than 0.01%.
(5)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
132              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                            2008(7)         2007           2006          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00

   Net investment income (loss)(1)                  0.01           0.05           0.04          0.03          0.01          0.01
   Net realized and unrealized gain (loss)
     on investments(1)                                 -              -              -             -             -         (0.01)
                                               ------------------------------------------------------------------------------------
Total from investment operations                    0.01           0.05           0.04          0.03          0.01         (0.00)

   Distributions from net investment income        (0.01)         (0.05)         (0.04)        (0.03)        (0.01)        (0.01)
                                               ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                     1.34%          4.72%          4.49%         2.75%         0.93%         0.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 475,312    $ 1,344,292    $ 1,433,080   $ 1,266,322   $ 1,260,063   $ 1,175,275
   Ratio of gross expenses to average net
     assets(6)                                      0.48%*         0.46%          0.47%         0.45%         0.46%         0.46%
   Ratio of net expenses to average net
     assets(6)                                      0.48%*         0.46%          0.47%         0.45%         0.46%         0.46%
   Ratio of net investment income to average
     net assets                                     2.91%*         4.60%          4.37%         2.68%         0.94%         0.72%

===================================================================================================================================
INVESTOR CLASS SHARES                           2008(7)         2007           2006          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00

   Net investment income (loss)(1)                  0.01           0.04           0.04          0.02          0.01          0.00(4)

   Distributions from net investment income        (0.01)         (0.04)         (0.04)        (0.02)        (0.01)         0.00(4)
                                               ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                     1.10%          4.20%          3.97%         2.27%         0.68%         0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   8,372    $    11,203    $     9,286   $     6,355   $    12,689   $    15,832
   Ratio of gross expenses to average net
     assets(6)                                      0.98%*         0.96%          0.98%         0.91%         0.71%         0.85%
   Ratio of net expenses to average net
     assets(6)                                      0.98%*         0.96%          0.98%         0.91%         0.71%         0.85%
   Ratio of net investment income to average
     net assets                                     2.25%*         4.09%          3.89%         2.19%         0.63%         0.35%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     133

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                  2008(7)          2007          2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00

   Net investment income (loss)(1)                  0.01           0.04           0.03          0.02          0.01          0.00(5)

   Distributions from net investment income        (0.01)         (0.04)         (0.03)        (0.02)        (0.01)         0.00(5)
                                               ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                     0.84%          3.70%          3.45%         1.91%         0.68%         0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,417    $     1,507    $     2,808   $     2,014   $     1,989   $       747
   Ratio of gross expenses to average net
     assets(6)                                      1.48%*         1.46%          1.47%         1.29%         0.71%         0.81%
   Ratio of net expenses to average net
     assets(6)                                      1.48%*         1.46%          1.47%         1.29%         0.71%         0.81%
   Ratio of net investment income to average
     net assets                                     1.63%*         3.59%          3.42%         1.88%         0.79%         0.35%

===================================================================================================================================
A CLASS SHARES                                   2008(7)           2007           2006          2005          2004       2003(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00

   Net investment income (loss)(1)                  0.01           0.04           0.04          0.03          0.01          0.00(4)

   Distributions from net investment income        (0.01)         (0.04)         (0.04)        (0.03)        (0.01)         0.00(4)
                                               ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00    $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
===================================================================================================================================
TOTAL RETURN(2,6)                                   1.22%          4.46%          4.27%         2.54%         0.68%         0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     925    $     1,370    $       290   $       109   $        49   $        10
   Ratio of gross expenses to average net
     assets(7)                                      0.73%*         0.72%          0.70%         0.65%         0.72%         0.71%*
   Ratio of net expenses to average net
     assets(7)                                      0.73%*         0.72%          0.70%         0.65%         0.72%         0.71%*
   Ratio of net investment income to average
     net assets                                     2.57%*         4.28%          4.30%         2.63%         0.94%         0.40%*
===================================================================================================================================
INSTITUTIONAL CLASS SHARES                      2008(7)        2007+
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $      1.00

   Net investment income (loss)(1)                  0.01           0.05

   Distributions from net investment income        (0.01)         (0.05)
                                               ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00    $      1.00
===================================================================================================================================
TOTAL RETURN(2)                                     1.47%          4.97%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 725,583    $    67,259
   Ratio of gross expenses to average net
     assets(6)                                      0.23%*         0.21%*
   Ratio of net expenses to average net
     assets(6)                                      0.23%*         0.21%*
   Ratio of net investment income to average
     net assets                                     2.58%*         4.78%*

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Less than $0.005 per share.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized
+     Class commenced operations on January 4, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
134              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(5)         2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   14.45     $   14.84     $   14.94     $   15.17     $   15.29     $   15.19

   Net investment income (loss)(1)                     0.32          0.84          0.73          0.60          0.50          0.53
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.73)        (0.38)        (0.10)        (0.23)        (0.09)         0.17
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (0.41)         0.46          0.63          0.37          0.41          0.70

   Distributions from net investment income           (0.33)        (0.85)        (0.73)        (0.59)        (0.49)        (0.53)
   Distributions from capital gains                       -             -             -         (0.01)        (0.04)        (0.07)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.33)        (0.85)        (0.73)        (0.60)        (0.53)        (0.60)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   13.71     $   14.45     $   14.84     $   14.94     $   15.17     $   15.29
==================================================================================================================================
TOTAL RETURN(2)                                       (2.86)%        3.16%         4.32%         2.38%         2.83%         4.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  11,478     $  11,696     $  10,440     $   8,415     $   7,410     $   7,313
   Ratio of gross expenses to average
      net assets                                       0.39%*        0.29%         0.35%         0.36%         0.42%         0.29%
   Ratio of net expenses to average net assets         0.39%*        0.29%         0.20%         0.20%         0.20%         0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   4.58%*        5.75%         4.76%         3.79%         3.06%         3.30%
   Ratio of net investment income to average
      net assets                                       4.58%*        5.75%         4.91%         3.94%         3.28%         3.49%
Portfolio turnover rate                               38.96%        60.59%        14.19%        19.91%        33.21%        52.48%

==================================================================================================================================
INVESTOR CLASS SHARES                              2008(5)         2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   14.43     $   14.83     $   14.93     $   15.17     $   15.29     $   15.19

   Net investment income (loss)(1)                     0.30          0.77          0.65          0.52          0.42          0.46
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.73)        (0.40)        (0.10)        (0.23)        (0.08)         0.16
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (0.43)         0.37          0.55          0.29          0.34          0.62

   Distributions from net investment income           (0.30)        (0.77)        (0.65)        (0.52)        (0.42)        (0.45)
   Distributions from capital gains                       -             -             -         (0.01)        (0.04)        (0.07)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.30)        (0.77)        (0.65)        (0.53)        (0.46)        (0.52)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   13.70     $   14.43     $   14.83     $   14.93     $   15.17     $   15.29
==================================================================================================================================
TOTAL RETURN(2)                                       (3.03)%        2.58%         3.81%         1.92%         2.28%         4.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   2,677     $   3,067     $   3,037     $   3,399     $   3,266     $   3,015
   Ratio of gross expenses to average
      net assets                                       0.89%*        0.79%         0.83%         0.82%         0.92%         0.79%
   Ratio of net expenses to average net assets         0.89%*        0.79%         0.69%         0.66%         0.70%         0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   4.24%*        5.24%         4.23%         3.32%         2.54%         2.78%
   Ratio of net investment income to average
      net assets                                       4.24%*        5.24%         4.37%         3.48%         2.77%         2.96%
Portfolio turnover rate                               38.96%        60.59%        14.19%        19.91%        33.21%        52.48%

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      135

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2008(5)         2007          2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   14.41     $   14.81     $   14.91     $   15.15     $   15.28     $   15.18

   Net investment income (loss)(1)                     0.26          0.69          0.60          0.44          0.37          0.33
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.73)        (0.39)        (0.12)        (0.23)        (0.11)         0.21
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      (0.47)         0.30          0.48          0.21          0.26          0.54

   Distributions from net investment income           (0.26)        (0.70)        (0.58)        (0.44)        (0.35)        (0.37)
   Distributions from capital gains                       -             -             -         (0.01)        (0.04)        (0.07)
                                                  ---------------------------------------------------------------------------------
Total distributions                                   (0.26)        (0.70)        (0.58)        (0.45)        (0.39)        (0.44)
                                                  ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   13.68     $   14.41     $   14.81     $   14.91     $   15.15     $   15.28
===================================================================================================================================
TOTAL RETURN(2)                                       (3.27)%        2.07%         3.31%         1.38%         1.77%         3.62%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   2,680     $   2,872     $   3,033     $   1,546     $   1,529     $     448
   Ratio of gross expenses to average
      net assets                                       1.39%*        1.29%         1.40%         1.36%         1.43%         1.29%
   Ratio of net expenses to average net assets         1.39%*        1.29%         1.20%         1.20%         1.20%         1.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   3.73%*        4.74%         3.79%         2.79%         2.20%         2.08%
   Ratio of net investment income to average
      net assets                                       3.73%*        4.74%         3.99%         2.95%         2.43%         2.27%
Portfolio turnover rate                               38.96%        60.59%        14.19%        19.91%        33.21%        52.48%

===================================================================================================================================
A CLASS SHARES                                     2008(5)         2007          2006          2005          2004        2003(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   14.44     $   14.84     $   14.92     $   15.17     $   15.29     $   15.32

   Net investment income (loss)(1)                     0.33          0.80          0.73          0.56          0.50          0.10
   Net realized and unrealized gain (loss)
      on investments(1)                               (0.74)        (0.39)        (0.12)        (0.25)        (0.12)         0.04
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      (0.41)         0.41          0.61          0.31          0.38          0.14

   Distributions from net investment income           (0.32)        (0.81)        (0.69)        (0.55)        (0.46)        (0.10)
   Distributions from capital gains                       -             -             -         (0.01)        (0.04)        (0.07)
                                                  ---------------------------------------------------------------------------------
Total distributions                                   (0.32)        (0.81)        (0.69)        (0.56)        (0.50)        (0.17)
                                                  ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   13.71     $   14.44     $   14.84     $   14.92     $   15.17     $   15.29
===================================================================================================================================
TOTAL RETURN(2,4)                                     (2.90)%        2.88%         4.13%         2.06%         2.53%         0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   1,270     $     689     $     617     $     720     $     581     $     150
   Ratio of gross expenses to average
      net assets                                       0.64%*        0.57%         0.54%         0.61%         0.68%         1.11%*
   Ratio of net expenses to average net assets         0.64%*        0.57%         0.45%         0.45%         0.45%         0.37%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   4.69%*        5.45%         4.62%         3.57%         2.93%         4.04%*
   Ratio of net investment income to average
      net assets                                       4.69%*        5.45%         4.71%         3.73%         3.16%         4.78%*
Portfolio turnover rate                               38.96%        60.59%        14.19%        19.91%        33.21%        52.48%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
136                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2008(5)         2007          2006          2005          2004          2003
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD              $   16.22     $   16.27     $   15.57     $   15.38     $   14.83     $   13.48

   Net investment income (loss)(1)                     0.25          0.62          0.56          0.45          0.39          0.40
   Net realized and unrealized gain (loss)
      on investments(1)                               (1.22)         0.03          0.71          0.20          0.55          1.40
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (0.97)         0.65          1.27          0.65          0.94          1.80

   Distributions from net investment income           (0.26)        (0.69)        (0.56)        (0.45)        (0.37)        (0.39)
   Distributions from capital gains                       -         (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.26)        (0.70)        (0.57)        (0.46)        (0.39)        (0.45)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   14.99     $   16.22     $   16.27     $   15.57     $   15.38     $   14.83
==================================================================================================================================
TOTAL RETURN(2)                                       (5.99)%        4.03%         8.33%         4.29%         6.45%        13.56%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  27,608     $  24,914     $  15,923     $  14,277     $  12,381     $   8,693
   Ratio of gross expenses to average
      net assets                                       0.25%*        0.24%         0.28%         0.28%         0.33%         0.30%
   Ratio of net expenses to average net assets         0.25%*        0.24%         0.20%         0.20%         0.20%         0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   3.30%*        3.78%         3.44%         2.87%         2.45%         2.64%
   Ratio of net investment income to average
      net assets                                       3.30%*        3.78%         3.52%         2.95%         2.58%         2.84%
Portfolio turnover rate                               10.08%        48.68%        19.31%        11.49%        19.76%        26.08%

==================================================================================================================================
INVESTOR CLASS SHARES                              2008(5)         2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   16.21     $   16.26     $   15.57     $   15.37     $   14.83     $   13.48

   Net investment income (loss)(1)                     0.21          0.53          0.49          0.37          0.31          0.33
   Net realized and unrealized gain (loss)
      on investments(1)                               (1.21)         0.04          0.69          0.22          0.55          1.40
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (1.00)         0.57          1.18          0.59          0.86          1.73

   Distributions from net investment income           (0.23)        (0.61)        (0.48)        (0.38)        (0.30)        (0.32)
   Distributions from capital gains                       -         (0.01)        (0.01)        (0.01)        (0.02)        (0.06)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.23)        (0.62)        (0.49)        (0.39)        (0.32)        (0.38)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   14.98     $   16.21     $   16.26     $   15.57     $   15.37     $   14.83
==================================================================================================================================
TOTAL RETURN(2)                                       (6.23)%        3.51%         7.76%         3.89%         5.88%        13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   4,262     $   4,955     $   5,263     $   2,740     $   4,602     $   3,818
   Ratio of gross expenses to average
      net assets                                       0.75%*        0.74%         0.78%         0.72%         0.83%         0.80%
   Ratio of net expenses to average net assets         0.75%*        0.74%         0.69%         0.64%         0.70%         0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   2.76%*        3.19%         3.01%         2.31%         1.93%         2.15%
   Ratio of net investment income to average
      net assets                                       2.76%*        3.19%         3.10%         2.39%         2.06%         2.15%
Portfolio turnover rate                               10.08%        48.68%        19.31%        11.49%        19.76%        26.08%

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      137

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2008(5)        2007         2006         2005         2004          2003
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   16.16     $   16.21    $   15.52    $    15.33    $   14.81    $    13.48

   Net investment income (loss)(1)                  0.18          0.44         0.40          0.30         0.27          0.27
   Net realized and unrealized gain (loss)
     on investments(1)                             (1.22)         0.05         0.70          0.20         0.51          1.37
                                               -------------------------------------------------------------------------------
Total from investment operations                   (1.04)         0.49         1.10          0.50         0.78          1.64

   Distributions from net investment income        (0.19)        (0.53)       (0.40)        (0.30)       (0.24)        (0.25)
   Distributions from capital gains                    -         (0.01)       (0.01)        (0.01)       (0.02)        (0.06)
                                               -------------------------------------------------------------------------------
Total distributions                                (0.19)        (0.54)       (0.41)        (0.31)       (0.26)        (0.31)
                                               -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   14.93     $   16.16    $   16.21    $    15.52    $   15.33    $    14.81
==============================================================================================================================
TOTAL RETURN(2)                                    (6.47)%        3.02%        7.22%         3.29%        5.32%        12.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   8,842     $  10,464    $  10,376    $    8,856    $   6,755    $    1,221

   Ratio of gross expenses to average
     net assets                                     1.25%*        1.24%        1.27%         1.28%        1.33%         1.30%
   Ratio of net expenses to average net
      assets                                        1.25%*        1.24%        1.20%         1.20%        1.20%         1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by
     the manager) to average net assets             2.28%*        2.70%        2.44%         1.86%        1.66%         1.73%
   Ratio of net investment income to average
     net assets                                     2.28%*        2.70%        2.51%         1.94%        1.79%         1.93%
Portfolio turnover rate                            10.08%        48.68%       19.31%        11.49%       19.76%        26.08%

==============================================================================================================================
A CLASS SHARES                                   2008(5)        2007         2006         2005         2004         2003(3)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   16.20     $   16.25    $   15.56    $    15.37    $   14.83    $    14.33

   Net investment income (loss)(1)                  0.23          0.57         0.52          0.40         0.37          0.07
   Net realized and unrealized gain (loss)
     on investments(1)                             (1.22)         0.02         0.68          0.20         0.52          0.57
                                               -------------------------------------------------------------------------------
Total from investment operations                   (0.99)         0.59         1.20          0.60         0.89          0.64

   Distributions from net investment income        (0.24)        (0.63)       (0.50)        (0.40)       (0.33)        (0.08)
   Distributions from capital gains                    -         (0.01)       (0.01)        (0.01)       (0.02)        (0.06)
                                               -------------------------------------------------------------------------------
Total distributions                                (0.24)        (0.64)       (0.51)        (0.41)       (0.35)        (0.14)
                                               -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   14.97     $   16.20    $   16.25    $    15.56    $   15.37    $    14.83
==============================================================================================================================
TOTAL RETURN(2,4)                                  (6.16)%        3.61%        7.96%         3.94%        6.05%         4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,403     $   3,233    $   1,787    $    3,437    $   2,332    $       47
   Ratio of gross expenses to average
     net assets                                     0.60%*        0.59%        0.59%         0.63%        0.68%         1.25%*
   Ratio of net expenses to average net
     assets                                         0.60%*        0.59%        0.55%         0.55%        0.55%         0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by
     the manager) to average net assets             2.94%*        3.42%        3.14%         2.54%        2.23%         1.82%*
   Ratio of net investment income to average
     net assets                                     2.94%         3.42%        3.18%         2.62%        2.36%         2.61%*
Portfolio turnover rate                            10.08%        48.68%       19.31%        11.49%       19.76%        26.08%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
138              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2008(6)         2007         2006         2005          2004         2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.29     $   17.14    $   15.89    $    15.38    $   14.40    $    12.38

   Net investment income (loss)(1)                        0.20          0.49         0.45          0.36         0.31          0.33
   Net realized and unrealized gain (loss) on
      investments(1)                                     (1.54)         0.29         1.24          0.51         0.96          2.05
                                                     -------------------------------------------------------------------------------
Total from investment operations                         (1.34)         0.78         1.69          0.87         1.27          2.38

   Distributions from net investment income              (0.20)        (0.63)       (0.44)        (0.36)       (0.29)        (0.33)
   Distributions from capital gains                          -             -        (0.00)(5)         -         0.00(5)      (0.03)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.20)        (0.63)       (0.44)        (0.36)       (0.29)        (0.36)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   15.75     $   17.29    $   17.14    $    15.89    $   15.38    $    14.40
====================================================================================================================================
TOTAL RETURN(2)                                          (7.79)%        4.57%       10.81%         5.72%        9.00%        19.52%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  68,100     $  63,372    $  53,958    $   35,693    $  27,584    $   19,354
   Ratio of gross expenses to average net assets          0.19%*        0.18%        0.23%         0.22%        0.26%         0.23%
   Ratio of net expenses to average net assets            0.19%*        0.18%        0.20%         0.20%        0.20%         0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                      2.46%*        2.79%        2.70%         2.29%        2.04%         2.34%
   Ratio of net investment income to average net
      assets                                              2.46%*        2.79%        2.73%         2.31%        2.11%         2.46%
Portfolio turnover rate                                  13.30%        23.56%       13.27%         3.20%       20.59%        19.58%

====================================================================================================================================
INVESTOR CLASS SHARES                                 2008(6)         2007          2006        2005         2004          2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.28     $   17.13    $   15.88    $    15.38    $   14.39    $    12.38

   Net investment income (loss)(1)                        0.16          0.40         0.36          0.29         0.23          0.26
   Net realized and unrealized gain (loss)
     on investments(1)                                   (1.54)         0.29         1.25          0.49         0.98          2.05
                                                     -------------------------------------------------------------------------------
Total from investment operations                         (1.38)         0.69         1.61          0.78         1.21          2.31

   Distributions from net investment income              (0.16)        (0.54)       (0.36)        (0.28)       (0.22)        (0.27)
   Distributions from capital gains                          -             -        (0.00)(5)         -         0.00(5)      (0.03)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.16)        (0.54)       (0.36)        (0.28)       (0.22)        (0.30)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   15.74     $   17.28    $   17.13    $    15.88    $   15.38    $    14.39
====================================================================================================================================
TOTAL RETURN(2)                                          (8.02)%        4.06%       10.29%         5.24%        8.49%        18.86%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  12,897     $  15,219    $  12,970    $   12,161    $   7,219    $    6,994
   Ratio of gross expenses to average net assets          0.69%*        0.68%        0.71%         0.69%        0.75%         0.73%
   Ratio of net expenses to average net assets            0.69%*        0.68%        0.69%         0.67%        0.69%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       1.92%*        2.29%        2.18%         1.82%        1.53%         1.83%
   Ratio of net investment income to average
     net assets                                           1.92%*        2.29%        2.20%         1.84%        1.59%         1.96%
Portfolio turnover rate                                  13.30%        23.56%       13.27%         3.20%       20.59%        19.58%

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    139

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2008(6)        2007         2006          2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.25     $   17.11    $   15.86    $    15.36    $   14.38    $    12.37
   Net investment income (loss)(1)                        0.12          0.31         0.28          0.20         0.17          0.20
   Net realized and unrealized gain (loss)
     on investments(1)                                   (1.54)         0.29         1.25          0.51         0.97          2.05
                                                     -------------------------------------------------------------------------------
Total from investment operations                         (1.42)         0.60         1.53          0.71         1.14          2.25

   Distributions from net investment income              (0.12)        (0.46)       (0.28)        (0.21)       (0.16)        (0.21)
   Distributions from capital gains                          -             -        (0.00)(5)         -         0.00(5)      (0.03)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.12)        (0.46)       (0.28)        (0.21)       (0.16)        (0.24)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   15.71     $   17.25    $   17.11    $    15.86    $   15.36    $    14.38
====================================================================================================================================
TOTAL RETURN(2)                                          (8.25)%        3.49%        9.75%         4.64%        8.01%        18.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  19,473     $  21,040    $  21,272    $   16,448    $  11,900    $    5,192
   Ratio of gross expenses to average
     net assets                                           1.19%*        1.18%        1.22%         1.22%        1.26%         1.23%
   Ratio of net expenses to average net assets            1.19%*        1.18%        1.20%         1.20%        1.20%         1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       1.43%*        1.77%        1.69%         1.28%        1.14%         1.37%
   Ratio of net investment income to average
     net assets                                           1.43%*        1.77%        1.71%         1.30%        1.20%         1.50%
   Portfolio turnover rate                               13.30%        23.56%       13.27%         3.20%       20.59%        19.58%

====================================================================================================================================
A CLASS SHARES                                        2008(6)        2007         2006          2005          2004        2003(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   17.27     $   17.13    $   15.88    $    15.37    $   14.39    $    13.56

   Net investment income (loss)(1)                        0.17          0.45         0.39          0.30         0.29          0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                   (1.54)         0.26         1.25          0.51         0.94          0.86
                                                     -------------------------------------------------------------------------------
Total from investment operations                         (1.37)         0.71         1.64          0.81         1.23          0.93

   Distributions from net investment income              (0.17)        (0.57)       (0.39)        (0.30)       (0.25)        (0.07)
   Distributions from capital gains                          -             -        (0.00)(4)         -         0.00(5)      (0.03)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.17)        (0.57)       (0.39)        (0.30)       (0.25)        (0.10)
                                                     -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   15.73     $   17.27    $   17.13    $    15.88    $   15.37    $    14.39
====================================================================================================================================
TOTAL RETURN(2,4)                                        (7.95)%        4.16%       10.45%         5.37%        8.69%         6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  26,358     $  29,735    $  10,820    $    6,450    $   4,416    $      276
   Ratio of gross expenses to average
     net assets                                           0.54%*        0.54%        0.58%         0.57%        0.61%         0.97%*
   Ratio of net expenses to average net assets            0.54%*        0.54%        0.55%         0.55%        0.55%         0.46%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                       2.09%*        2.57%        2.38%         1.95%        1.95%         2.79%*
   Ratio of net investment income to average
     net assets                                           2.09%*        2.57%        2.41%         1.97%        2.01%         3.30%*
Portfolio turnover rate                                  13.30%        23.56%       13.27%         3.20%       20.59%        19.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than ($0.005) per share.
(6)   For the six months ended June 30, 2008 (Unaudited).

*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
140              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                              2008(6)         2007        2006           2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   17.72     $   17.49   $   15.97      $   15.32   $   14.15   $   11.86

   Net investment income (loss)(1)                    0.16          0.42        0.38           0.31        0.27        0.28
   Net realized and unrealized gain (loss)
      on investments(1)                              (1.75)         0.39        1.51           0.65        1.17        2.31
                                                 ---------------------------------------------------------------------------
Total from investment operations                     (1.59)         0.81        1.89           0.96        1.44        2.59

   Distributions from net investment income          (0.16)        (0.58)      (0.37)         (0.30)      (0.25)      (0.27)
   Distributions from capital gains                      -             -       (0.00)(5)      (0.01)      (0.02)      (0.03)
                                                 ---------------------------------------------------------------------------
Total distributions                                  (0.16)        (0.58)      (0.37)         (0.31)      (0.27)      (0.30)
                                                 ---------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   15.97     $   17.72   $   17.49      $   15.97   $   15.32   $   14.15
============================================================================================================================
TOTAL RETURN(2)                                      (8.95)%        4.66%      11.96%          6.43%      10.21%      22.09%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  59,825     $  67,402   $  54,430      $  45,890   $  34,118   $  22,173
   Ratio of gross expenses to average
      net assets                                      0.18%*        0.18%       0.22%          0.20%       0.25%       0.23%
   Ratio of net expenses to average net assets        0.18%*        0.18%       0.20%          0.20%       0.20%       0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                  1.98%*        2.31%       2.23%          2.03%       1.82%       2.06%
   Ratio of net investment income to average
      net assets                                      1.98%*        2.31%       2.25%          2.03%       1.88%       2.19%
   Portfolio turnover rate                           20.11%        18.45%      14.32%          1.95%      12.74%      19.56%

============================================================================================================================
INVESTOR CLASS SHARES                             2008(6)         2007        2006           2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   17.70     $   17.47   $   15.96      $   15.31   $   14.14   $   11.86

   Net investment income (loss)(1)                    0.12          0.33        0.27           0.24        0.19        0.21
   Net realized and unrealized gain (loss)
      on investments(1)                              (1.75)         0.40        1.53           0.66        1.19        2.31
                                                 ---------------------------------------------------------------------------
Total from investment operations                     (1.63)         0.73        1.80           0.90        1.38        2.52

   Distributions from net investment income          (0.12)        (0.50)      (0.29)         (0.24)      (0.19)      (0.21)
   Distributions from capital gains                      -             -       (0.00)(5)      (0.01)      (0.02)      (0.03)
                                                 ---------------------------------------------------------------------------
Total distributions                                  (0.12)        (0.50)      (0.29)         (0.25)      (0.21)      (0.24)
                                                 ---------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   15.95     $   17.70   $   17.47      $   15.96   $   15.31   $   14.14
============================================================================================================================
TOTAL RETURN(2)                                      (9.19)%        4.16%      11.40%          5.91%       9.79%      21.41%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  14,579     $  16,134   $  11,166      $   7,546   $   6,361   $   3,818
   Ratio of gross expenses to average
      net assets                                      0.68%*        0.68%       0.69%          0.63%       0.74%       0.73%
   Ratio of net expenses to average net assets        0.68%*        0.68%       0.67%          0.63%       0.68%       0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                  1.48%*        1.83%       1.78%          1.57%       1.38%       1.56%
   Ratio of net investment income to average
      net assets                                      1.48%*        1.83%       1.80%          1.57%       1.43%       1.69%
Portfolio turnover rate                              20.11%        18.45%      14.32%          1.95%      12.74%      19.56%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     141

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2008(6)        2007         2006          2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   17.64     $   17.42   $   15.91      $   15.27   $   14.13   $   11.86

   Net investment income (loss)(1)                    0.08          0.23        0.22           0.16        0.14        0.17
   Net realized and unrealized gain (loss)
      on investments(1)                              (1.74)         0.40        1.50           0.65        1.15        2.30
                                                 ----------------------------------------------------------------------------
Total from investment operations                     (1.66)         0.63        1.72           0.81        1.29        2.47

   Distributions from net investment income          (0.08)        (0.41)      (0.21)         (0.16)      (0.13)      (0.17)
   Distributions from capital gains                      -             -       (0.00)(5)      (0.01)      (0.02)      (0.03)
                                                 ----------------------------------------------------------------------------
Total distributions                                  (0.08)        (0.41)      (0.21)         (0.17)      (0.15)      (0.20)
                                                 ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   15.90     $   17.64   $   17.42      $   15.91   $   15.27   $   14.13
=============================================================================================================================
TOTAL RETURN(2)                                      (9.39)%        3.60%      10.88%          5.32%       9.12%      20.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  47,517     $  55,880   $  48,233      $  37,020   $  23,072   $   8,012
   Ratio of gross expenses to average
      net assets                                      1.18%*        1.18%       1.22%          1.20%       1.25%       1.23%
   Ratio of net expenses to average net assets        1.18%*        1.18%       1.20%          1.20%       1.20%       1.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                  0.98%*        1.30%       1.24%          1.03%       0.92%       1.18%
   Ratio of net investment income to average
      net assets                                      0.98%*        1.30%       1.26%          1.03%       0.97%       1.31%
Portfolio turnover rate                              20.11%        18.45%      14.32%          1.95%      12.74%      19.56%

=============================================================================================================================
A CLASS SHARES                                    2008(6)         2007        2006           2005        2004      2003(3)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   17.67     $   17.44   $   15.93      $   15.29   $   14.13   $   13.16

   Net investment income (loss)(1)                    0.14          0.36        0.34           0.26        0.25        0.07
   Net realized and unrealized gain (loss)
      on investments(1)                              (1.75)         0.39        1.48           0.65        1.14        0.99
                                                 ----------------------------------------------------------------------------
Total from investment operations                     (1.61)         0.75        1.82           0.91        1.39        1.06

   Distributions from net investment income          (0.14)        (0.52)      (0.31)         (0.26)      (0.21)      (0.06)
   Distributions from capital gains                      -             -       (0.00)(5)      (0.01)      (0.02)      (0.03)
                                                 ----------------------------------------------------------------------------
Total distributions                                  (0.14)        (0.52)      (0.31)         (0.27)      (0.23)      (0.09)
                                                 ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   15.92     $   17.67   $   17.44      $   15.93   $   15.29   $   14.13
=============================================================================================================================
TOTAL RETURN(2,4)                                    (9.13)%        4.32%      11.56%          5.97%       9.93%       8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  28,275     $  30,036   $  20,836      $  20,121   $  10,961   $     390
   Ratio of gross expenses to average
      net assets                                      0.53%*        0.53%       0.56%          0.55%       0.60%       0.97%*
   Ratio of net expenses to average net assets        0.53%*        0.53%       0.55%          0.55%       0.55%       0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                  1.64%*        1.98%       1.92%          1.70%       1.61%       2.33%*
   Ratio of net investment income to average
      net assets                                      1.64%*        1.98%       1.93%          1.70%       1.67%       2.85%*
Portfolio turnover rate                              20.11%        18.45%      14.32%          1.95%      12.74%      19.56%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than ($0.005) per share.
(6)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
142              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2008(7)        2007          2006        2005          2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.68     $   18.21    $   16.14    $   15.17    $   13.62    $   10.80

   Net investment income (loss)(1)                         0.10          0.24         0.23         0.20         0.18         0.20
   Net realized and unrealized gain (loss) on
     investments(1)                                       (2.07)         0.71         2.06         0.96         1.55         2.82
                                                      -----------------------------------------------------------------------------
Total from investment operations                          (1.97)         0.95         2.29         1.16         1.73         3.02

   Distributions from net investment income               (0.10)        (0.47)       (0.22)       (0.19)       (0.18)       (0.20)
   Distributions from capital gains                           -         (0.01)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                       (0.10)        (0.48)       (0.22)       (0.19)       (0.18)       (0.20)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   16.61     $   18.68    $   18.21    $   16.14    $   15.17    $   13.62
===================================================================================================================================
TOTAL RETURN(2)                                          (10.57)%        5.19%       14.30%        7.73%       12.75%       28.22%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  58,410     $  64,364    $  51,586    $  39,186    $  30,623    $  25,041
   Ratio of gross expenses to average net assets           0.18%*        0.18%        0.22%        0.20%        0.25%        0.22%
   Ratio of net expenses to average net assets             0.18%*        0.18%        0.20%        0.20%        0.20%        0.10%
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the manager) to
     average net assets                                    1.11%*        1.24%        1.33%        1.30%        1.24%        1.59%
   Ratio of net investment income to average net
     assets                                                1.11%*        1.24%        1.35%        1.30%        1.30%        1.71%
Portfolio turnover rate                                   19.95%         7.43%       18.90%        1.76%       15.63%       16.85%

===================================================================================================================================
INVESTOR CLASS SHARES                                  2008(5)        2007         2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.66     $   18.19    $   16.12    $   15.17    $   13.62    $   10.80

   Net investment income (loss)(1)                         0.05          0.14         0.15         0.13         0.11         0.14
   Net realized and unrealized gain (loss) on
     investments(1)                                       (2.07)         0.72         2.06         0.94         1.55         2.82
                                                      -----------------------------------------------------------------------------
Total from investment operations                          (2.02)         0.86         2.21         1.07         1.66         2.96

   Distributions from net investment income               (0.05)        (0.38)       (0.14)       (0.12)       (0.11)       (0.14)
   Distributions from capital gains                           -         (0.01)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                       (0.05)        (0.39)       (0.14)       (0.12)       (0.11)       (0.14)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   16.59     $   18.66    $   18.19    $   16.12    $   15.17    $   13.62
===================================================================================================================================
TOTAL RETURN(2)                                          (10.80)%        4.70%       13.77%        7.12%       12.22%       27.59%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  17,851     $  18,724    $  15,282    $  14,422    $   9,746    $   8,049
   Ratio of gross expenses to average net assets           0.68%*        0.68%        0.69%        0.67%        0.75%        0.72%
   Ratio of net expenses to average net assets             0.68%*        0.68%        0.68%        0.67%        0.69%        0.60%
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the manager) to
     average net assets                                    0.62%*        0.76%        0.82%        0.82%        0.75%        1.09%
   Ratio of net investment income to average net
     assets                                                0.62%*        0.76%        0.83%        0.82%        0.81%        1.21%
Portfolio turnover rate                                   19.95%         7.43%       18.90%        1.76%       15.63%       16.85%

--------------------------------------------------------------------------------
                      (800) 759-3504 ~ WWW.ACCESSOR.COM                      143

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2008(5)         2007         2006        2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.57     $   18.12    $   16.07    $   15.12    $   13.59    $   10.80

   Net investment income (loss)(1)                         0.01          0.05         0.06         0.05         0.06         0.13
   Net realized and unrealized gain (loss) on
     investments(1)                                       (2.06)         0.71         2.05         0.95         1.52         2.77
                                                      -----------------------------------------------------------------------------
Total from investment operations                          (2.05)         0.76         2.11         1.00         1.58         2.90

   Distributions from net investment income               (0.01)        (0.30)       (0.06)       (0.05)       (0.05)       (0.11)
   Distributions from capital gains                           -         (0.01)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                       (0.01)        (0.31)       (0.06)       (0.05)       (0.05)       (0.11)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   16.51     $   18.57    $   18.12    $   16.07    $   15.12    $   13.59
===================================================================================================================================
TOTAL RETURN(2)                                          (11.03)%        4.18%       13.15%        6.64%       11.67%       27.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  39,573     $  45,687    $  38,013    $  26,399    $  15,330    $   5,095
   Ratio of gross expenses to average net assets           1.18%*        1.18%        1.22%        1.19%        1.25%        1.22%
   Ratio of net expenses to average net assets             1.18%*        1.18%        1.20%        1.19%        1.20%        1.10%
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the manager) to
     average net assets                                    0.10%*        0.25%        0.34%        0.31%        0.34%        0.97%
   Ratio of net investment income to average net
     assets                                                0.10%*        0.25%        0.36%        0.31%        0.39%        1.09%
Portfolio turnover rate                                   19.95%         7.43%       18.90%        1.76%       15.63%       16.85%

===================================================================================================================================
A CLASS SHARES                                         2008(5)        2007         2006         2005         2004        2003(3)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.67     $   18.19    $   16.13    $   15.17    $   13.62    $   12.35

   Net investment income (loss)(1)                         0.06          0.18         0.16         0.15         0.15         0.05
   Net realized and unrealized gain (loss) on
     investments(1)                                       (2.06)         0.72         2.06         0.95         1.53         1.27
                                                      -----------------------------------------------------------------------------
Total from investment operations                          (2.00)         0.90         2.22         1.10         1.68         1.32

   Distributions from net investment income               (0.07)        (0.41)       (0.16)       (0.14)       (0.13)       (0.05)
   Distributions from capital gains                           -         (0.01)           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total distributions                                       (0.07)        (0.42)       (0.16)       (0.14)       (0.13)       (0.05)
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   16.60     $   18.67    $   18.19    $   16.13    $   15.17    $   13.62
===================================================================================================================================
TOTAL RETURN(2,4)                                        (10.74)%        4.91%       13.85%        7.32%       12.43%       10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  26,496     $  29,580    $  21,064    $  20,159    $  11,388    $   2,136
   Ratio of gross expenses to average net assets           0.53%*        0.53%        0.57%        0.55%        0.60%        0.94%*
   Ratio of net expenses to average net assets             0.53%*        0.53%        0.55%        0.55%        0.55%        0.45%*
   Ratio of net investment income (loss) (excluding
     expenses paid directly by the manager) to
     average net assets                                    0.75%*        0.92%        0.97%        0.96%        0.98%        1.41%*
   Ratio of net investment income to average net
     assets                                                0.75%*        0.92%        0.99%        0.96%        1.04%        1.90%*
Portfolio turnover rate                                   19.95%         7.43%       18.90%        1.76%       15.63%       16.85%

--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)  Class commenced operations on September 29, 2003.
(4)  Class A total return does not include the one-time front-end sales charge.
(5)  For the six months ended June 30, 2008 (Unaudited).
*    Annualized

     PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
144                SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                2008(7)         2007          2006          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   19.48     $   18.81     $   16.27     $   14.97     $  13.08     $   10.04

   Net investment income (loss)(1)                      0.03          0.10          0.09          0.06         0.05          0.05
   Net realized and unrealized gain (loss)
      on investments(1)                                (2.43)         0.98          2.50          1.26         1.86          3.03
                                                   --------------------------------------------------------------------------------
Total from investment operations                       (2.40)         1.08          2.59          1.32         1.91          3.08

   Distributions from net investment income            (0.02)        (0.38)        (0.05)        (0.02)       (0.02)        (0.04)
   Distributions from capital gains                        -         (0.03)            -             -            -             -
                                                   --------------------------------------------------------------------------------
Total distributions                                    (0.02)        (0.41)        (0.05)        (0.02)       (0.02)        (0.04)
                                                   --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   17.06     $   19.48     $   18.81     $   16.27     $  14.97     $   13.08
===================================================================================================================================
TOTAL RETURN(2)                                       (12.35)%        5.71%        15.95%         8.86%       14.60%        30.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $  38,776     $  44,106     $  37,716     $  21,970     $ 15,590     $  11,580
   Ratio of gross expenses to average
      net assets                                        0.21%*        0.20%         0.26%         0.24%        0.30%         0.25%
   Ratio of net expenses to average net assets          0.21%*        0.20%         0.20%         0.20%        0.20%         0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                    0.35%*        0.49%         0.48%         0.35%        0.27%         0.29%
   Ratio of net investment income to average
      net assets                                        0.35%*        0.49%         0.54%         0.39%        0.37%         0.44%
Portfolio turnover rate                                20.19%        10.36%        10.73%         2.01%        3.61%         7.27%

===================================================================================================================================
INVESTOR CLASS SHARES                               2008(7)         2007          2006          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $   19.06     $   18.42     $   15.98     $   14.76     $  12.94     $    9.95

   Net investment income (loss)(1)                     (0.01)         0.00(5)      (0.01)        (0.02)       (0.02)        (0.01)
   Net realized and unrealized gain (loss)
      on investments(1)                                (2.38)         0.95          2.47          1.25         1.84          3.00
                                                   --------------------------------------------------------------------------------
Total from investment operations                       (2.39)         0.95          2.46          1.23         1.82          2.99

   Distributions from net investment income                -         (0.28)        (0.02)        (0.01)        0.00(5)          -
   Distributions from capital gains                        -         (0.03)            -             -            -             -
                                                   --------------------------------------------------------------------------------
Total distributions                                        -         (0.31)        (0.02)        (0.01)        0.00(5)          -
                                                   --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   16.67     $   19.06     $   18.42     $   15.98     $  14.76     $   12.94
===================================================================================================================================
TOTAL RETURN(2)                                       (12.54)%        5.15%        15.39%         8.31%       14.01%        30.15%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $  10,694     $  12,913     $  11,518     $  12,353     $  9,782     $   8,059
   Ratio of gross expenses to average
      net assets                                        0.71%*        0.70%         0.73%         0.74%        0.80%         0.75%
   Ratio of net expenses to average net assets          0.71%*        0.70%         0.69%         0.70%        0.70%         0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      manager) to average net assets                   (0.15)%*      (0.02)%       (0.09)%       (0.14)%      (0.24)%       (0.22)%
   Ratio of net investment income (loss) to
      average net assets                               (0.15)%*      (0.02)%       (0.05)%       (0.11)%      (0.14)%       (0.07)%
Portfolio turnover rate                                20.19%        10.36%        10.73%         2.01%        3.61%         7.27%

--------------------------------------------------------------------------------
                     (800) 759-3504 ~ WWW.ACCESSOR.COM                       145

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2008(7)        2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  18.86      $  18.24      $  15.89      $  14.74      $  13.00      $  10.04

   Net investment income (loss)(1)                   (0.06)        (0.09)        (0.08)        (0.09)        (0.07)        (0.04)
   Net realized and unrealized gain (loss) on
     investments(1)                                  (2.35)         0.95          2.43          1.24          1.81          3.00
                                                  --------------------------------------------------------------------------------
Total from investment operations                     (2.41)         0.86          2.35          1.15          1.74          2.96

   Distributions from net investment income              -         (0.21)            -             -             -             -
   Distributions from capital gains                      -         (0.03)            -             -             -             -
                                                  --------------------------------------------------------------------------------
Total distributions                                      -         (0.24)            -             -             -             -
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  16.45      $  18.86      $  18.24      $  15.89      $  14.74      $  13.00
==================================================================================================================================
TOTAL RETURN(2)                                     (12.78)%        4.69%        14.79%         7.80%        13.38%        29.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  8,965      $ 10,144      $  7,966      $  5,399      $  3,474      $    483
   Ratio of gross expenses to average net
     assets                                           1.21%*        1.20%         1.25%         1.24%         1.30%         1.26%
   Ratio of net expenses to average net assets        1.21%*        1.20%         1.20%         1.20%         1.20%         1.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                  (0.65)%*      (0.49)%       (0.55)%       (0.64)%       (0.61)%       (0.52)%
   Ratio of net investment income (loss) to
     average net assets                              (0.65)%*      (0.49)%       (0.50)%       (0.61)%       (0.50)%       (0.37)%
Portfolio turnover rate                              20.19%        10.36%        10.73%         2.01%         3.61%         7.27%

==================================================================================================================================
A CLASS SHARES                                     2008(7)        2007          2006          2005          2004         2003(3)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  19.31      $  18.66      $  16.17      $  14.92      $  13.07      $  11.66

   Net investment income (loss)(1)                       -          0.03          0.03          0.01          0.03          0.02
   Net realized and unrealized gain (loss) on
     investments(1)                                  (2.41)         0.96          2.49          1.25          1.83          1.40
                                                  --------------------------------------------------------------------------------
Total from investment operations                     (2.41)         0.99          2.52          1.26          1.86          1.42

   Distributions from net investment income           0.00(6)      (0.31)        (0.03)        (0.01)        (0.01)        (0.01)
   Distributions from capital gains                      -         (0.03)            -             -             -             -
                                                  --------------------------------------------------------------------------------
Total distributions                                   0.00(6)      (0.34)        (0.03)        (0.01)        (0.01)        (0.01)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  16.90      $  19.31      $  18.66      $  16.17      $  14.92      $  13.07
==================================================================================================================================
TOTAL RETURN(2,4)                                   (12.47)%        5.30%        15.56%         8.46%        14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 11,811      $ 12,864      $  9,032      $  5,589      $  2,375      $    191
   Ratio of gross expenses to average net
     assets                                           0.56%*        0.55%         0.61%         0.59%         0.65%         1.06%*
   Ratio of net expenses to average net assets        0.56%*        0.55%         0.55%         0.55%         0.55%         0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     manager) to average net assets                   0.01%*        0.16%         0.12%         0.03%         0.13%         0.71%*
   Ratio of net investment income to average
     net assets                                       0.01%*        0.16%         0.18%         0.06%         0.23%         1.32%*
Portfolio turnover rate                              20.19%        10.36%        10.73%         2.01%         3.61%         7.27%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is for the period indicated and has not been annualized. Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on September 29, 2003.
(4)   Class A total return does not include the one-time front-end sales charge.
(5)   Less than $0.005 per share.
(6)   Less than ($0.005) per share.
(7)   For the six months ended June 30, 2008 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
146              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the directors or by a vote of a majority of the outstanding voting securities of the fund, and (2) by the vote of a majority of the directors who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement among Accessor Funds, Accessor Capital and the Money Managers of each Fund (each, a "Money Manager") with respect to the Underlying Funds (each, a "Money Manager Agreement"), and between Accessor Funds and Accessor Capital with respect to the Allocation Funds (each, an "Advisory Agreement"), including the Funds covered in this semi-annual report. In preparation for the meeting(s), the Board requested and reviewed a wide variety of materials provided by Accessor Capital and each of the Money Managers, including information about affiliates, personnel and operations. The Board also received extensive data provided by third parties. This information was reviewed by the Board in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also received a memorandum from fund counsel regarding the responsibilities of directors for the approval of investment advisory contracts. In addition, the Independent Directors met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of Accessor Capital.

The Board called and held in-person meetings on April 16, 2008 to approve a new Money Manager Agreement with Pacific Investment Management Company LLC ("PIMCO") for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund and on May 22, 2008 to approve a new Money Manager Agreement with Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") for the Small to Mid Cap Fund. Also on May 22, 2008, the Board approved a new Money Manager Agreement with First Western Investment Management, Inc. ("First Western") for the High Yield Bond Fund following First Western's acquisition of the assets of Financial Management Advisors, LLC ("FMA"), which had managed the High Yield Bond Fund. After receiving the information and presentations during the meetings, the Independent Directors discussed with their counsel regarding the Money Manager Agreements. The Board then unanimously approved the Money Manager Agreements among Accessor Capital, the respective Funds and the respective Money Managers. The approvals were based on the following conclusions: (i) that Accessor Capital and each Money Manager have the capabilities, resources and personnel necessary to provide the sub-advisory services currently provided to each Fund; and (ii) that each sub-advisory fee payable by each Fund represents reasonable compensation to each Money Manager in light of the services to be provided, the costs of providing those services and the fees paid by similar funds. The
Board's conclusion is based on the factors described below and such other factors as the Board considered relevant in the exercise of its reasonable judgment.

o     APPROVAL OF MONEY MANAGER AGREEMENTS

As noted above, the Board, at an in-person meeting held on April 16, 2008, considered Accessor Capital's recommendation that the Board approve a new Money Manager Agreement for the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund and at an in-person meeting held on May 22, 2008, the Board considered Accessor Capital's recommendation that the Board approve a new Money Manager Agreement for the High Yield Bond Fund and the Small to Mid Cap Fund. In approving the Money Manager Agreements at in-person meetings, the Board considered a number of factors, including but not limited to: (1) the nature, extent and quality of the services to be provided by the Money Managers; (2) the investment performance of each Fund and its Money Manager; (3) the costs of the services to be provided and profits to be realized by each Money Manager and its affiliates from the relationship with each Fund; and (4) any economies of scale that would be realized as a Fund grows. The Board did not identify any single factor as controlling, and each Director attributed

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
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different  weights to  various  factors.  The Board  evaluated  all  information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

o     NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board, in examining the nature and quality of the services provided by each Money Manager, considered each Money Manager's experience in managing its relative Fund. In addition, the Board considered each Money Manager's management style, historical performance record managing pooled investment products similar to the Funds, the qualifications and experience of the persons who will be responsible for the day-to-day management and each Money Manager's staffing levels and overall resources. With respect to PIMCO, the Board considered PIMCO's nature and quality of services to be provided to the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund based on the information it received at the April 16, 2008 Board meeting. The Board also noted that the terms of the new Money Manager Agreements were identical to the terms of the prior Money Manager Agreements with Cypress Asset Management, except for the change in the fee structure, and that the nature and quality of services are satisfactory. With regard to LA Capital, the Board considered that LA Capital was the creator of the Small to Mid Cap Fund's benchmark and that its long-only quantitative strategy known as the dynamic alpha model would provide the Fund with the basic components of an effective asset allocation strategy. The Board also noted that the terms of the new Money Manager Agreement were identical to the terms of the prior Money Manager Agreement with SSgA Funds Management, Inc. ("SSgA FM"), except for the change in the fee structure. The Board found that the nature and quality of services are satisfactory. With regard to First Western, the Board reviewed the information provided and noted that key personnel from FMA were being retained as the portfolio managers for the High Yield Bond Fund by First Western. The Board noted that the terms of the new Money Manager Agreement were similar to the terms of the prior Money Manager and found that the nature and quality of the services are satisfactory.

o     INVESTMENT PERFORMANCE/FEES AND OTHER EXPENSES

The Board was provided with a memorandum describing the factors considered by Accessor Capital in selecting PIMCO as a Money Manager to the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund. In selecting PIMCO as the Money Manager to the Funds, Accessor Capital considered trailing performances of separate accounts and funds managed by PIMCO that had substantially similar investment objectives to the Funds to their respective benchmarks. Accessor Capital also noted that PIMCO's total return was in Morningstar Intermediate-Term Bond category's top percentile over the past one, three, ten and fifteen years. Upon Accessor Capital's recommendation, the Board concluded that PIMCO's performance would potentially improve the Funds' performance. The Board also was informed that PIMCO's investment style would be more risk-controlled. With respect to PIMCO and LA Capital, the Board reviewed composite data provided by PIMCO and LA Capital as well as information provided concerning the mutual fund universe, Morningstar, Lipper data and other relevant information. The Board also considered the performance of the prior Money Managers, Cypress Asset Management and SSgA FM. The Board found the Fund's performance satisfactory under the prior Money Manager Agreement with FMA.

In evaluating each new Money Manager Agreement, the Board reviewed the proposed fees under the relevant agreements. The Board noted that fees were reasonable in light of the extent and quality of the services expected to be provided and that new fee structure will benefit both the Money Managers and shareholders. With respect to the Small to Mid Cap Fund, the Board considered that LA Capital would not employ the 120/20 investment strategy and as a result, the fee payable to LA Capital would not be subject to performance-based adjustments. The Board reviewed comparative data that showed comparisons of the Fund's performance with and without the 120/20 investment strategy. The Board then concluded that the fee is reasonable in light of the services to be provided by LA Capital. With respect to the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund, the Board was provided with the comparative data which showed that the total fund operating expenses of the Funds are within the average range of comparable funds. The Board concluded that the proposed increase in the Money Manager fees would be justifiable considering PIMCO's size, trading scale, depth of research team and experience with the markets. With respect to the High Yield Bond Fund, the Board noted that FMA's investment team and the portfolio manager for the Fund would stay with First Western and that there would be no change in the fee.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
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At each meeting, the Board was provided with information relating to the current performance of the Money Managers and comparisons of the fees to be paid under the prior Money Manager Agreements and new Money Manager Agreements with those of similar investment advisors of similar funds.

o     ECONOMIES OF SCALE

The Board considered the extent to which each Money Manager may realize economies of scale or other fixed costs that may be spread across a larger asset base and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services including the Funds. Currently, the sub-advisory fees payable by each Fund under the new Money Manager Agreements would not decrease if the assets of the Funds increased.

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                              ACCESSOR FUNDS, INC.
                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 19, 2008

                                     BALLOT

The undersigned holder of capital stock of each Fund of Accessor Funds, Inc., or duly authorized proxy or proxies for a holder or holders of said stock (as evidenced by an executed proxy delivered to the Inspector of Election), hereby votes:

For approval of an Agreement and Plan of Reorganization as follows:

ACCESSOR STRATEGIC ALTERNATIVES FUND

           7,766,024.6200   Votes in favor
                 436.7410   Votes against
               4,555.3110   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.935% OF TOTAL VOTES

ACCESSOR TOTAL RETURN FUND

           5,929,478.2260   Votes in favor
                        0   Votes against
                        0   Votes abstained
                            VOTES IN FAVOR REPRESENTED 100.000% OF TOTAL VOTES

ACCESSOR GROWTH FUND

           4,433,619.5100   Votes in favor
              12,452.0130   Votes against
              11,991.4930   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.452% OF TOTAL VOTES

ACCESSOR VALUE FUND

           4,946,926.9210   Votes in favor
               2,327.0280   Votes against
               5,906.0320   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.834% OF TOTAL VOTES

ACCESSOR SMALL TO MID CAP FUND

           4,962,720.9650   Votes in favor
               4,448.5420   Votes against
              11,252.6320   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.685% OF TOTAL VOTES

ACCESSOR INTERNATIONAL EQUITY FUND

           7,458,043.9770   Votes in favor
               3,631.9090   Votes against
               2,803.5510   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.913% OF TOTAL VOTES

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150              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

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                           SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------

ACCESSOR HIGH YIELD BOND FUND

           5,556,012.7570   Votes in favor
               3,170.2140   Votes against
              10,682.0160   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.751% OF TOTAL VOTES

ACCESSOR INTERMEDIATE FIXED-INCOME FUND

           5,644,793.8540   Votes in favor
               3,889.3040   Votes against
               5,572.3090   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.832% OF TOTAL VOTES

ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND

           4,560,954.6380   Votes in favor
               1,826.5560   Votes against
               6,772.3250   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.812% OF TOTAL VOTES

ACCESSOR MORTGAGE SECURITIES FUND

           4,557,823.4920   Votes in favor
               4,679.3120   Votes against
               3,368.1460   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.824% OF TOTAL VOTES

ACCESSOR U.S. GOVERNMENT MONEY FUND

         727,849,028.9490   Votes in favor
             106,631.5800   Votes against
             745,721.3900   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.883% OF TOTAL VOTES

ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND

           4,221,216.3550   Votes in favor
                        0   Votes against
                        0   Votes abstained
                            VOTES IN FAVOR REPRESENTED 100.000% OF TOTAL VOTES

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

           2,269,072.3450   Votes in favor
               2,129.5680   Votes against
              21,491.6530   Votes abstained
                            VOTES IN FAVOR REPRESENTED 98.957% OF TOTAL VOTES

ACCESSOR GROWTH & INCOME ALLOCATION FUND

           4,902,730.5070   Votes in favor
              25,979.9950   Votes against
              59,497.6770   Votes abstained
                            VOTES IN FAVOR REPRESENTED 98.284% OF TOTAL VOTES

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ACCESSOR GROWTH ALLOCATION FUND

           3,631,518.4090   Votes in favor
              31,600.4620   Votes against
              78,477.1770   Votes abstained
                            VOTES IN FAVOR REPRESENTED 97.058% OF TOTAL VOTES

ACCESSOR BALANCED ALLOCATION FUND

           4,878,528.9440   Votes in favor
               9,455.7760   Votes against
              38,675.9370   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.023% OF TOTAL VOTES

ACCESSOR INCOME & GROWTH ALLOCATION FUND

           1,536,435.8550   Votes in favor
               4,240.0440   Votes against
              10,051.9840   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.079% OF TOTAL VOTES

ACCESSOR INCOME ALLOCATION FUND

             702,692.2170   Votes in favor
                        0   Votes against
               2,064.0000   Votes abstained
                            VOTES IN FAVOR REPRESENTED 99.707% OF TOTAL VOTES

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                           SHAREHOLDER VOTING RESULTS
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                              ACCESSOR FUNDS, INC.
                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 19, 2008

                         BOARD OF INSPECTOR OF ELECTION

To the Secretary of the Special Meeting of Shareholders of Accessor Funds, Inc.:

I, the undersigned Inspector of Election, having been duly authorized and qualified, do report and certify as to the Special Meeting of Shareholders of Accessor Funds, Inc. held at 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101 on Tuesday, August 19, 2008 at 10:00 a.m., Pacific Time, that:

ACCESSOR STRATEGIC ALTERNATIVES FUND

1. Out of 9,434,865.299 shares of Common Stock of the Accessor Strategic Alternatives Fund outstanding and entitled to vote at said meeting, a total of 7,771,016.6720 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Strategic Alternatives Fund, an Agreement and Plan of Reorganization between the Accessor Strategic Alternatives Fund and the Accessor Strategic Alternatives Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   7,766,024.6200
                  AGAINST   436.7410
                ABSTAINED   4,555.3110

ACCESSOR TOTAL RETURN FUND

1. Out of 6,321,005.833 shares of Common Stock of the Accessor Total Return Fund outstanding and entitled to vote at said meeting, a total of 5,929,478.2260 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Total Return Fund an Agreement and Plan of Reorganization between the Accessor Total Return Fund and the Accessor Total Return Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   5,929,478.2260
                  AGAINST   0
                ABSTAINED   0

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ACCESSOR GROWTH FUND

1. Out of 5,222,335.298 shares of Common Stock of the Accessor Growth Fund, outstanding and entitled to vote at said meeting, a total of 4,458,063.0160 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Growth Fund an Agreement and Plan of Reorganization between the Accessor Growth Fund and the Accessor Growth Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,433,619.5100
                  AGAINST   12,452.0130
                ABSTAINED   11,991.4930

ACCESSOR VALUE FUND

1. Out of 5,801,695.129 shares of Common Stock of the Accessor Value Fund outstanding and entitled to vote at said meeting, a total of 4,955,159.9810 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Value Fund, an Agreement and Plan of Reorganization between the Accessor Value Fund and the Accessor Value Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,946,926.9210
                  AGAINST   2,327.0280
                ABSTAINED   5,906.0320

ACCESSOR SMALL TO MID CAP FUND

1. Out of 7,560,690.558 shares of Common Stock of the Accessor Small to Mid Cap Fund outstanding and entitled to vote at said meeting, a total of 4,978,422.1390 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Small to Mid Cap Fund, an Agreement and Plan of Reorganization between the Accessor Small to Mid Cap Fund and the Accessor Small to Mid Cap Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,962,720.9650
                  AGAINST   4,448.5420
                ABSTAINED   11,252.6320

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                           SHAREHOLDER VOTING RESULTS
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ACCESSOR INTERNATIONAL EQUITY FUND

1. Out of 9,635,213.033 shares of Common Stock of the Accessor International Equity Fund outstanding and entitled to vote at said meeting, a total of 7,464,479.4370 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor International Equity Fund, an Agreement and Plan of Reorganization between the Accessor International Equity Fund and the Accessor International Equity Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   7,458,043.9770
                  AGAINST   3,631.9090
                ABSTAINED   2,803.5510

ACCESSOR HIGH YIELD BOND FUND

1. Out of 7,182,415.3 shares of Common Stock of the Accessor High Yield Bond Fund outstanding and entitled to vote at said meeting, a total of 5,569,864.9870 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor High Yield Bond Fund, an Agreement and Plan of Reorganization between the Accessor High Yield Bond Fund and the Accessor High Yield Bond Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   5,556,012.7570
                  AGAINST   3,170.2140
                ABSTAINED   10,682.0160

ACCESSOR INTERMEDIATE FIXED-INCOME FUND

1. Out of 7,830,342.343 shares of Common Stock of the Accessor Intermediate Fixed-Income Fund outstanding and entitled to vote at said meeting, a total of 5,654,255.4670 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Intermediate Fixed-Income Fund, an Agreement and Plan of Reorganization between the Accessor Intermediate Fixed-Income Fund and the Accessor Intermediate Fixed-Income Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   5,644,793.8540
                  AGAINST   3,889.3040
                ABSTAINED   5,572.3090

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ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND

1. Out of 5,238,075.286 shares of Common Stock of the Accessor Short-Intermediate Fixed-Income Fund outstanding and entitled to vote at said meeting, a total of 4,569,553.5190 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Short-Intermediate Fixed-Income Fund, an Agreement and Plan of Reorganization between the Accessor Short-Intermediate Fixed-Income Fund and the Accessor Short-Intermediate Fixed-Income Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,560,954.6380
                  AGAINST   1,826.5560
                ABSTAINED   6,772.3250

ACCESSOR MORTGAGE SECURITIES FUND

1. Out of 6,602,344.186 shares of Common Stock of the Accessor Mortgage Securities Fund outstanding and entitled to vote at said meeting, a total of 4,565,870.9500 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Mortgage Securities Fund, an Agreement and Plan of Reorganization between the Accessor Mortgage Securities Fund and the Accessor Mortgage Securities Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,557,823.4920
                  AGAINST   4,679.3120
                ABSTAINED   3,368.1460

ACCESSOR U.S. GOVERNMENT MONEY FUND

1. Out of 1,199,527,114.1920, shares of Common Stock of the Accessor U.S. Government Money Fund outstanding and entitled to vote at said meeting, a total of 728,701,381.9190 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor U.S. Government Money Fund, an Agreement and Plan of Reorganization between the Accessor U.S. Government Money Fund and the Accessor U.S. Government Money Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   727,849,028.9000
                  AGAINST   106,631.5800
                ABSTAINED   745,721.3900

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156              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

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ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND

1. Out of 5,318,903.211 shares of Common Stock of the Accessor Limited Duration U.S. Government Fund outstanding and entitled to vote at said meeting, a total of 4,221,216.3550 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Limited Duration U.S. Government Fund, an Agreement and Plan of Reorganization between the Accessor Limited Duration U.S. Government Fund and the Accessor Limited Duration U.S. Government Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,221,216.3550
                  AGAINST   0
                ABSTAINED   0

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

1. Out of 4,160,552.548 shares of Common Stock of the Accessor Aggressive Growth Allocation Fund outstanding and entitled to vote at said meeting, a total of 2,292,993.5660 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Aggressive Growth Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Aggressive Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   2,269,072.3450
                  AGAINST   2,129.5680
                ABSTAINED   21,491.6530

ACCESSOR GROWTH & INCOME ALLOCATION FUND

1. Out of 9,598,438.45 shares of Common Stock of the Accessor Growth & Income Allocation Fund outstanding and entitled to vote at said meeting, a total of 4,988,308.1790 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Growth & Income Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Growth & Income Allocation Fund and the Accessor Growth & Income Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,902,730.5070
                  AGAINST   25,979.9950
                ABSTAINED   59,497.6770

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     157

================================================================================
                           SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------

ACCESSOR GROWTH ALLOCATION FUND

1. Out of 8,580,496.662 shares of Common Stock of the Accessor Growth Allocation Fund outstanding and entitled to vote at said meeting, a total of 3,741,596.0480 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Growth Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Growth Allocation Fund and the Accessor Growth Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   3,631,518.4090
                  AGAINST   31,600.4620
                ABSTAINED   78,477.1770

ACCESSOR BALANCED ALLOCATION FUND

1. Out of 7,875,254.738 shares of Common Stock of the Accessor Balanced Allocation Fund outstanding and entitled to vote at said meeting, a total of 4,926,660.6570 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Balanced Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Balanced Allocation Fund and the Accessor Balanced Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   4,878,528.9440
                  AGAINST   9,455.7760
                ABSTAINED   38,675.9370

ACCESSOR INCOME & GROWTH ALLOCATION FUND

1. Out of 2,908,571.47 shares of Common Stock of the Accessor Income & Growth Allocation Fund outstanding and entitled to vote at said meeting, a total of 1,550,727.8830 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Income & Growth Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Income & Growth Allocation Fund and the Accessor Income & Growth Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   1,536,435.8550
                  AGAINST   4,240.0440
                ABSTAINED   10,051.9840

--------------------------------------------------------------------------------
158              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

================================================================================
                           SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------

ACCESSOR INCOME ALLOCATION FUND

1. Out of 1,322,760.6 shares of Common Stock of the Accessor Income Allocation Fund outstanding and entitled to vote at said meeting, a total of 704,756.2170 shares of said stock were represented either in person or by proxy.

2. Upon a vote by holders of the shares of Common Stock of the Accessor Income Allocation Fund, an Agreement and Plan of Reorganization between the Accessor Income Allocation Fund and the Accessor Income Allocation Fund, a series of Forward Funds, be, and is hereby, approved.

The following votes were cast:

                      FOR   702,692.2170
                  AGAINST   0
                ABSTAINED   2,064.0000

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     159

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

o     HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 759-3504 or on the SEC's website at http://www.sec.gov.

o HOW TO OBTAIN A COPY OF PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2008

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge, upon request, by calling (800) 759-3504. You can obtain the Accessor Funds' proxy voting records on the SEC's website at http://www.sec.gov.

o     QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at http://www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' Forms N-Q is also available by calling (800) 759-3504.

--------------------------------------------------------------------------------
160              SEMI-ANNUAL REPORT ~ JUNE 30, 2008 (UNAUDITED)

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS
J. Anthony Whatley, III, Director, President and Principal Executive Officer George G. Cobean, III, Director
Geoffrey C. Cross, Director
Linda V. Whatley, Assistant Secretary and Senior Vice President
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance Officer
Darin K. Dubendorf, Vice President
Deborah Jean Bryan, Vice President
Justin Hudson Roberge, Assistant Treasurer
VonDell Bennion, Vice President
Alex Allen, Assistant Vice President
Nathan Rowader, Vice President
Eric J. Kleinschmidt, Treasurer and Principal Financial Accounting Officer Carolyn Mead, Vice President and Assistant Secretary

INVESTMENT ADVISOR
Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue N.W.
Washington, DC 20004

       ACCESSOR FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.
    AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
      ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE,
                           WA 98111, WWW.ACCESSOR.COM.

      PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                WWW.ACCESSOR.COM

--------------------------------------------------------------------------------

Accessor Funds, Inc.
P.O. Box 1748
SEATTLE, WA 98111-1748

                      VISIT OUR WEBSITE AT WWW.ACCESSOR.COM

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


-------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Accessor Funds, Inc.


By (Signature and Title)*                  /s/ J. Anthony Whatley III
                                            --------------------------------
                                           J. Anthony Whatley III, President


Date September 5, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ J. Anthony Whatley III
                                            --------------------------------
                                            J. Anthony Whatley III, President

Date September 5, 2008

By (Signature and Title)*                   /s/ Eric J. Kleinschmidt
                                            --------------------------------
                                            Eric J. Kleinschmidt, Treasurer

Date September 5, 2008

* Print the name and title of each signing officer under his or her signature.